As filed with the Securities and Exchange Commission on February 24, 2011
Registration Nos. 2-99810 and 811-04391

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment		[ ]
Post-Effective Amendment No. 112		[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940		[X]
Amendment No. 110		[X]

OLD MUTUAL FUNDS II
(Exact name of registrant as specified in Declaration of Trust)

4643 South Ulster Street, Suite 700, Denver, Colorado 80237
(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code (720) 200-7600

Julian F. Sluyters
Old Mutual Capital, Inc.
4643 South Ulster Street, Suite 700, Denver, Colorado 80237
(Name and Address of Agent For Service)

Copies to:
William H. Rheiner, Esq.	and to	Andra C. Ozols, Esq.
Stradley Ronon Stevens & Young, LLP		Old Mutual Capital, Inc.
2600 One Commerce Square		4643 South Ulster Street, Suite 700
Philadelphia, PA 19103		Denver, CO 80237
(215) 564-8082		(720) 200-7600

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Filing.
It is proposed that this filing will become effective (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[X]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(3)

If appropriate, check the following box:

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Offered: Common Stock

Prospectus
Statement of Additional Information
Part C

[LOGO]
OLD MUTUAL FUNDS II

JUNE XX, 2011 PROSPECTUS

OLD MUTUAL 2100 XENON MANAGED FUTURES STRATEGY FUND
Class Z Shares (Ticker Symbol: XX)
Institutional Class Shares (Ticker Symbol: XX)

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved any Fund shares or determined whether the information contained in this Prospectus is accurate or complete.  Any representation to the contrary is a criminal offense.

Table of Contents

FUND SUMMARY

Old Mutual 2100 Xenon Managed Futures Strategy Fund (the “Fund”)

MORE ABOUT THE FUND

Investment Objective
Non-Fundamental Investment Policy
Diversification
Segregation of Assets
Strategies and Risks
More About Investment Strategies and Risks
Disclosure of Portfolio Holdings

THE INVESTMENT ADVISER, SUB-ADVISER, AND SUB-SUB-ADVISER

The Investment Adviser
The Sub-Adviser
The Sub-Sub-Adviser
Management Fees
The Portfolio Managers
Litigation

ABOUT YOUR INVESTMENT

Your Share Price
Valuing Portfolio Securities

INVESTING IN THE FUND

Policy Regarding Excessive or Short-Term Trading
Choosing a Share Class
Buying Shares
Selling Shares
General Policies
Distributions and Taxes

FINANCIAL HIGHLIGHTS

Prospectus Table of Contents

 FUND SUMMARY

Old Mutual 2100 Xenon Managed Futures Strategy Fund (the “Fund”)

Morningstar Category:                                           XX

INVESTMENT OBJECTIVE

The Fund seeks positive absolute returns.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Additional fees may be imposed by your adviser, broker, or financial intermediary.

FEES AND EXPENSES TABLE

	INSTITUTIONAL CLASS	CLASS Z
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) (as a percentage of offering price )	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price )	None	None
Short Term Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged )	2.00%	2.00%
Maximum Account Fee (assessed annually on certain accounts under $1,000)	$12.00	$12.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees of the Fund and Subsidiary	1.15%	1.15%
Distribution and/or Service (12b-1) Fees	None	None
Other Expenses(1)
Other Fund Expenses
Expenses of the Subsidiary
Total Other Expenses
Total Annual Operating Expenses
Expense (Reduction)/Recoupment
Total Annual Operating Expenses After Expense (Reduction)/Recoupment(2)
(1)	Other Expenses are based upon estimated amounts for the current fiscal year.

(2)
These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual Capital’s (“Old Mutual Capital” or the “Adviser”) contractual agreement to waive through December 31, 20XX that portion, if any, of the annual management fee payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual operating expenses do not exceed 1.50% and 1.25% for Class Z and Institutional Class shares, respectively.   The expense limitation agreement may be amended or continued beyond December 31, 20XX by written agreement of the parties.

EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Your Cost
	1 Year	3 Years
Class Z
Institutional Class

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives.  If such instruments were included, the Fund’s portfolio turnover rate would be higher. Since the Fund is new, it does not yet have an established portfolio turnover rate.

Prospectus Table of Contents

PRINCIPAL INVESTMENT STRATEGIES

To pursue its investment objective, the Fund invests in a portfolio of futures contracts and futures related instruments.  Futures contracts are contractual agreements to buy or sell a particular commodity or financial instrument at a pre-determined price in the future (or deliver a cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contracts).  The Fund utilizes proprietary quantitative models to identify price trends in equity, fixed income, currency and commodity instruments.  These models are then applied across global markets to identify investment opportunities. The Fund is non-diversified, meaning that it may invest in fewer securities than a diversified fund.  The Fund’s strategy will result in frequent portfolio trading.

Generally, the Fund invests in exchange traded futures in global developed and emerging markets including, but not limited to, commodity futures, fixed income futures, bond futures, interest rate futures, energy futures, agricultural futures, currency futures, equity index futures, and commodity index futures (collectively, the “Futures”), either by investing directly in those Futures, or indirectly by investing in a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”) (as described below) that invests in those Futures.  The Fund may invest in Futures traded on foreign exchanges.  The Fund may take a long or a short position in a given Future.  When taking a long position, the Fund agrees to purchase the commodity or financial instrument in the future.  When taking a short position, the Fund agrees to sell the commodity or financial instrument in the future.  A long position will benefit from an increase in price of the underlying Future, while a short position benefits from a decrease in price of the underlying Future.

The Fund’s use of Futures will have the economic effect of financial leverage, because Futures contracts may be purchased on margin (i.e., by paying less than the contract is currently worth). In addition, the Fund may have highly leveraged exposure to one or more asset classes at times, within the limits of the Investment Company Act of 1940, as amended (the “1940 Act”) and the rules and interpretations thereunder.  The Fund’s return is expected to be derived principally from changes in the value of the Futures and its portfolio is expected to consist principally of the Futures, cash, money market instruments and other short-term, high quality securities that will serve as collateral for the leverage created by the Futures.

The Adviser on average will target an annualized volatility level for the Fund of 10% to 15%; however, the actual or realized volatility level for longer or shorter periods may be materially higher or lower depending on market conditions.

The Fund intends to invest a significant portion of its total assets in such money market instruments and other short-term, high quality securities, which may include, but are not limited to, U.S. government securities, U.S. government agency securities, short-term fixed income securities, overnight and/or fixed term repurchase agreements, money market mutual fund shares, and cash and cash equivalents with one year or less term to maturity. The Fund may invest in shares of the Old Mutual Cash Reserves Fund or other affiliated money market funds.

The Fund intends to make investments through a wholly-owned Subsidiary and may invest up to 25% of its total assets in the Subsidiary.  The Subsidiary will invest primarily in exchange traded futures in global developed and emerging markets and in money market and other short-term and high quality securities, but it may also invest in other commodity-linked derivatives and in fixed income securities and other investments intended to serve as margin or collateral for the Subsidiary’s derivative positions.  The Fund will invest in the Subsidiary in order to gain exposure to the commodities markets within the limitations of the federal tax laws, rules and regulations that apply to registered investment companies. Unlike the Fund, the Subsidiary may invest without limitation in commodity-linked derivatives; however, the Subsidiary will comply with the same 1940 Act asset coverage requirements with respect to its investments in commodity-linked derivatives that are applicable to the Fund’s transactions in derivatives. In addition, to the extent applicable to the investment activities of the Subsidiary, the Subsidiary will be subject to the same fundamental investment restrictions and will follow the same compliance policies and procedures as the Fund. The Fund is the sole shareholder of the Subsidiary and does not expect shares of the Subsidiary to be offered or sold to other investors.

Prospectus Table of Contents

PRINCIPAL RISKS

Like all investments in securities, you risk losing money by investing in the Fund.  The principal risks of investing in this Fund are:

Commodity and Commodity-Linked Derivatives Risk: Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments.

Counterparty Risk: Investments in derivatives, such as futures contracts, involving counterparties attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such derivatives involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a counterparty’s creditworthiness declines, the Fund may not receive payment owed under the derivatives contract with the counterparty, or such payments may be delayed under such circumstances and the value of the contract with such counterparty can be expected to decline, potentially resulting in losses by the Fund.

Credit Risk: Credit risk refers to the possibility that the issuer of the security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade but they may also have some speculative characteristics. Investment grade ratings do not guarantee that bonds will not lose value.

Currency Risk: Currency risk refers to the potential for changes in currency exchange rates that will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies. The liquidity and trading value of foreign currencies could be affected by global economic factors, such as inflation, interest rate levels, and trade balances among countries, as well as the actions of sovereign governments. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from the Fund’s investments in securities denominated in a foreign currency or may widen existing losses. The Fund’s net currency positions may expose it to risks independent of its securities positions.

Early Closing Risk:  The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Emerging Markets Risk:  The Fund's investments may have exposure to emerging markets. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile because they are countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics.

Fixed Income Risk:  The Fund's investments in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer's creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may cause the value of the Fund to decrease. In addition, the Fund's investments in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

Foreign Issuer Exposure Risk:  The Fund may invest in Futures traded on foreign exchanges. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Futures Contracts Risk: The successful use of Futures contracts draws upon the skill and experience of 2100 Xenon Group, LLC, the Fund’s Sub-Adviser (“Xenon”) with respect to such instruments and is subject to special risk considerations. The primary risks associated with the use of Futures contracts are (a) the imperfect correlation between the price of the contract and the underlying security, commodity, index, or other asset; (b) possible lack of a liquid secondary market for a  Futures contract and the resulting inability to close a Futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) Xenon’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

Prospectus Table of Contents

High Portfolio Turnover Risk: The Fund expects to trade more frequently and incur higher levels of brokerage fees and commissions, and cause higher levels of current tax liability to Fund shareholders than funds that trade less frequently.

Leverage Risk: The Fund’s use of Futures contracts will have the economic effect of financial leverage. Financial leverage magnifies exposure to the swings in prices of an asset class underlying a Futures contract and results in increased volatility, which means the Fund will have the potential for greater gains, as well as the potential for greater losses, than if the Fund does not use Futures contracts that have a leveraging effect. Leveraging tends to magnify, sometimes significantly, the effect of any increase or decrease in the Fund’s exposure to an asset class and may cause the Fund’s net asset value (“NAV”) to be volatile. For example, if the Adviser seeks to gain enhanced exposure to a specific asset class through Futures providing leveraged exposure to the class and the Futures increase in value, the gain to the Fund will be magnified; however, if that investment decreases in value, the loss to the Fund will be magnified.  A decline in the Fund’s assets due to losses magnified by the Futures contracts providing leveraged exposure may require the Fund to liquidate portfolio positions to satisfy its obligations, to meet redemption requests or to meet asset segregation requirements when it may not be advantageous to do so. There is no assurance that the Fund’s use of Futures providing enhanced exposure will enable the Fund to achieve its investment objective.

Liquidity Risk:  In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value these investments.

Manager and Investment Technique Risk: If Xenon’s portfolio managers make poor investment decisions, it will negatively affect the Fund’s investment performance. Some investment techniques of the Fund may be considered aggressive. Risks associated with the use of Futures contracts include potentially dramatic price changes (losses) in the value of the contracts and imperfect correlations between the price of the contract and the underlying security, commodity, index, or other asset. The use of Futures contracts may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

Market Risk: Market risk is the risk that the markets on which the Fund’s investments trade will increase or decrease in value. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

New Fund Risk: The Fund is newly-formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, or may not employ a successful investment strategy, either of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders.

Non-Diversified Status Risk: Because the Fund may invest in securities of a smaller number of issuers, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely, which may, therefore, have a greater impact on the Fund’s performance.

Regulatory Changes Risk:  The U.S. Commodities Futures Trading Commission (“CFTC”) has proposed regulations that, if adopted, may require the Fund or certain of its affiliates to register with the CFTC and to comply with the CFTC’s rules regarding, among other things, disclosure, recordkeeping and shareholder reporting.  Compliance with these regulations would increase the operating expenses of the Fund.

Short Sale Risk: The Fund enters into a short sale by selling a security it has borrowed (typically from a broker or other institution). If the market price of a security increases after the Fund borrows the security, the Fund will suffer a (potentially unlimited) loss when it replaces the borrowed security at the higher price. In certain cases, purchasing a security to cover a short position can itself cause the price of the security to rise further, thereby exacerbating the loss. In addition, the Fund may not always be able to borrow the security at a particular time or at an acceptable price. Short sales also involve transaction and other costs that will reduce potential Fund gains and increase potential Fund losses.

Prospectus Table of Contents

Subsidiary Risk: By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodity-related instruments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund (see “Commodity and Commodity-Linked Derivatives Risk” above). There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act, and is not subject to all the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are both managed by the Adviser, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund and its shareholders. The Board of Trustees of the Trust (the “Board”) has oversight responsibility for the investment activities of the Fund, including its investment in the Subsidiary, and the Fund’s role as sole shareholder of the Subsidiary. The Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Fund. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and the statement of additional information (“SAI”) and could adversely affect the Fund.

Tax Risk: In order for the Fund to qualify as a regulated investment company under Subchapter M of the
Code, the Fund must derive at least 90 percent of its gross income each taxable year from qualifying income, which is described in more detail in the SAI. Income from certain commodity-linked derivative instruments in which the Fund invests is not considered qualifying income. The Fund will therefore restrict its income from commodity-linked derivative instruments that do not generate qualifying income to a maximum of 10 percent of its gross income.  The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M. The Fund intends to treat the income it derives from the Subsidiary as qualifying income based on a private letter ruling it has received from the IRS.  If, however, the IRS were to change its position with respect to the conclusions reached in the private letter ruling, such that the Fund’s income from the Subsidiary is not “qualifying income,” the Fund may be unable to qualify as a regulated investment company for one or more years. In this event, the Fund’s Board of Trustees (Board) may authorize a significant change in investment strategy or Fund liquidation.

Trading Halt Risk:  The Fund typically will hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much an option or futures contract may decline over various time periods within a day. In addition, the major securities exchanges, such as the NYSE, have established limits on how much the securities market, based on the Dow Jones Industrial AverageSM, may decline over various time periods within a day. If the price of a security, an option or a futures contract declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell the options, futures contracts or securities that are the subject of the trading halt. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective. In such an event, the Fund also may be required to use a “fair value” method to price its outstanding contracts or securities.

Volatility Risk: The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant appreciations or decreases in value over short periods of time.  Xenon will target, on average, an annualized volatility level for the Fund of 10% to 15% meaning that the Fund is expected to experience fluctuations of 10% to 15% in its net asset value over each one year period.  The actual or realized volatility level for longer or shorter periods may be materially higher or lower than the targeted volatility level depending on market conditions.

U.S. Government Securities Risk: Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. Certain of the government agency securities the Fund may purchase are backed only by the credit of the government agency and not by full faith and credit of the United States.

Prospectus Table of Contents

PERFORMANCE INFORMATION

The Fund commenced operations on XX.  Performance will be presented once the Fund has completed one full calendar year of operations.  The Fund’s performance will be compared to that of its benchmark, the Barclays CTA Index, a leading industry benchmark of representative performance of commodity trading advisors.

MANAGEMENT

Investment Manager:                                                      Old Mutual Capital

Investment Sub-Adviser:                                           Xenon

Investment Sub-Sub-Adviser:  Dwight Asset Management Company LLC (“Dwight”)

Xenon Portfolio Managers:

Name	Title	Length of Service with Xenon
Jay R. Feuerstein	Chief Executive Officer and Chief Investment Officer	Since 2007
Steven D. Schnur	Senior Vice President and Head of Trading	Since 2007
Jeffrey P. Bolduc	Senior Vice President and Senior Quantitative Analyst	Since 2008

Dwight Portfolio Managers:

Name	Title	Length of Service with Dwight
John C. Donohue	Head of Liquidity Management	Since 2009
Eric D. Hiatt, CFA	Senior Portfolio Manager	Since 2009
Timothy J. Robey	Portfolio Manager	Since 2009

PURCHASE AND SALE OF FUND SHARES

Minimum Investments Applicable to Class Z Shares*

	Initial	Additional

Regular Accounts	$2,500	no minimum
Uniform Gifts/Transfer To Minor Accounts	$500	no minimum
Traditional IRAs	$2,000	no minimum
Roth IRAs	$2,000	no minimum
Coverdell Education Savings Accounts	$500	no minimum
Systematic Investment Plans I (“SIP I”) (1)	$500	$25
Systematic Investment Plans II (“SIP II”)(2)	No minimum	$50

*	The Fund reserves the right to change the amount of these minimums from time to time or to waive them in whole or in part.

(1)	If a SIP I is established, the minimum initial investment for the Fund is $500 with a monthly systematic additional investment of $25 or more. A SIP I may be established on any type of account.

(2)	An investor may establish a SIP II with no minimum initial investment if the monthly systematic additional investment is at least $50. A SIP II may be established on any type of account.

Institutional Class shares may be purchased by certain eligible investors and require a minimum initial investment of $1 million in the Fund.  Eligible investors may also purchase Institutional Class shares with a minimum initial investment of $100,000 in the Fund provided they sign a letter of intent (“LOI”), committing them to increase that investment to a minimum investment of $1 million in the Fund within twelve months.

Prospectus Table of Contents

The Fund’s distributor may waive the minimum initial investment amount at its discretion.  No minimum applies to subsequent purchases effected by dividend reinvestment.  Minimum initial investment means the net amount you invest in the Fund after the deduction of any applicable initial sales charge.

You may purchase or sell your shares of the Fund on any day the Fund is open for business by contacting your broker-dealer or other financial institution at which you maintain an account, or by contacting the Fund’s transfer agent at 888-772-2888. Your broker-dealer or financial institution may charge you a fee for this service.

TAX INFORMATION

The Fund’s distributions (other than a return of capital) generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax deferred arrangement such as a 401(k) plan or an IRA.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a mutual fund platform or a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

 MORE ABOUT THE FUND

Investment Objective

The Fund seeks to provide investors with positive absolute returns.  The use of the phrase “absolute returns” is intended to distinguish the Fund’s investment objective from the relative returns sought by other mutual funds. Funds seeking relative returns are generally managed with a goal of outperforming an index of securities or an index of competitive funds. As a result, even if these funds are successful in achieving their investment objectives, their investment returns may be positive or negative and will tend to reflect the general direction of the securities markets. A “positive absolute return" strategy seeks to earn a positive total return over a reasonable period of time regardless of market conditions or general market direction.  As a result, if successful, the Fund would generate positive performance regardless of the performance of the general securities markets.  There is no assurance the Fund will achieve its investment objective.

Non-Fundamental Investment Policy

The Fund has a non-fundamental policy that states that, under normal conditions, it will invest at least 80% of total assets plus the amount of any borrowings for investment purposes in the type of investments suggested by its name.  The Fund’s investment objective is not fundamental and may be changed by the Board without shareholder approval. Shareholders will normally receive at least 60 days’ written notice of any change in the Fund’s investment objective.

Diversification

The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.  The Fund has adopted an investment policy to not invest 25% or more of the value of its assets in the securities of one or more issuers conducting their principal business activities in the same industry.

Segregation of Assets

As an open-end investment company registered with the Securities and Exchange Commission (the “SEC”), the Fund is subject to the federal securities laws, including the 1940 Act, the rules thereunder, and various SEC and SEC staff interpretive positions.   The Fund is also subject to special calls for information by the CFTC. In accordance with these laws, rules and positions, the Fund must “set aside” (often referred to as “asset segregation”) liquid assets, or engage in other SEC- or staff-approved measures, to “cover” open positions with respect to certain kinds of derivatives instruments. The Fund generally will use money market instruments and other short-term debt securities that it holds to cover its obligations as required by the 1940 Act, the rules thereunder, and applicable SEC and SEC staff positions. As a result of their segregation, the money market instruments and short-term debt securities (or any other segregated asset) may not be used for other operational purposes. The Adviser and Xenon will monitor the Fund’s use of derivatives and will take action as necessary for the purpose of complying with the asset segregation policy stated above. Such actions may include the sale of the Fund’s portfolio investments. The Fund reserves the right to modify its asset segregation policies in the future without shareholder approval to comply with any changes in the positions from time to time articulated by the SEC or its staff regarding asset segregation.

Prospectus Table of Contents

Strategies and Risks

The Fund seeks to achieve its investment objective through its principal investment strategies. The principal investment strategies and risks of the Fund have been described in the Fund Summary section of this prospectus (the “Prospectus”). This section of the Prospectus discusses those and other investment strategies used by the Fund in greater detail and describes additional risks associated with an investment in the Fund. The SAI contains more detailed information about the Fund’s investment policies and risks.  The back cover of this Prospectus explains how you can obtain a copy of the SAI.

More About Investment Strategies and Risks

Securities That Are Not Readily Marketable.  The Fund may invest up to 15% of its net assets in securities that are “illiquid.”  A security is illiquid if it cannot be sold within seven days in the ordinary course of business for approximately the amount at which it is valued. For example, some securities are not registered under U.S. securities laws and cannot be sold to the public because of SEC regulations (these are known as “restricted securities”). Under procedures adopted by the Board, certain restricted securities may be deemed liquid and will not be counted toward the 15% limit.

Investments in illiquid securities, which may include restricted securities, involve certain risks to the extent that the Fund may be unable to sell an illiquid security or sell at a reasonable price. In addition, in order to sell a restricted security, the Fund might have to bear the expense and incur the delays associated with registering the shares with the SEC.

Securities of Other Investment Companies.  The Fund may acquire securities of other investment companies, including exchange-traded funds, subject to the limitations of the 1940 Act and any rules, exemptive orders, no-action letters or interpretive guidance thereunder.  The Fund may invest any amount, pursuant to applicable rules under the 1940 Act, in affiliated or unaffiliated investment companies that hold themselves out as “money market funds” and which operate in accordance with Rule 2a-7 under the 1940 Act.  The Fund’s purchase of securities of other investment companies may result in the payment of additional management and distribution fees.  The fees payable by the Fund with respect to investment of its cash reserves in money market funds are set forth in a separate Acquired Fund Fees and Expenses line item in the Fund’s annual Fees and Expenses tables if those fees are at least 0.01% of the Fund’s average net assets.

Temporary Defensive Investments.  In times of unstable or adverse market or economic conditions, up to 100% of the Fund’s assets may be invested in temporary defensive instruments in an effort to enhance liquidity or preserve capital. Temporary defensive investments generally include cash, cash equivalents such as commercial paper, money market instruments, short-term debt securities, U.S. government securities, or repurchase agreements. The Fund could also hold these types of securities pending the investment of proceeds from the sale of Fund shares or portfolio securities or to meet anticipated redemptions of Fund shares. The Fund may invest in temporary defensive investments for undetermined periods of time, depending on market or economic conditions.  To the extent the Fund invests defensively in these securities, it might not achieve its investment objective.

Disclosure of Portfolio Holdings

A description of the Fund’s policies and procedures related to the disclosure of the Fund’s portfolio holdings is available at oldmutualfunds.com and in the SAI.  The back cover of this Prospectus explains how you can get a copy of the SAI.

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 THE INVESTMENT ADVISER, SUB-ADVISER, AND SUB-SUB-ADVISER

The Investment Adviser

Old Mutual Capital, located at 4643 South Ulster Street, Suite 700, Denver, Colorado 80237, is the investment adviser for the Fund.  Old Mutual Capital was organized in 2004 and is a wholly-owned subsidiary of Old Mutual (US) Holdings Inc. (“OMUSH”), which is an indirect wholly-owned subsidiary of Old Mutual plc, a London-exchange-listed international financial services firm.  Old Mutual Capital managed approximately $XX billion in mutual fund assets as of March 31, 2011.

As investment adviser, Old Mutual Capital manages and supervises the investments of the Fund, and oversees the investment decisions made by the Sub-Advisers for the Fund, including monitoring the performance, security holdings and portfolio trading of the Sub-Advisers.  Old Mutual Capital also oversees the Sub-Advisers’ compliance with prospectus limitations and other relevant investment restrictions.

Old Mutual Capital and the Trust have applied to the SEC for an exemptive order granting exemptions from certain provisions of the 1940 Act, pursuant to which Old Mutual Capital will, subject to supervision and approval of the Board, be permitted to enter into and materially amend sub-advisory agreements among Old Mutual Capital, the Trust, and sub-advisors to the series portfolios of the Trust and Old Mutual Funds I (“Old Mutual Funds”)  without such agreements being approved by the shareholders of the applicable fund.  The Trust and Old Mutual Capital may therefore have the right to hire, terminate, or replace both affiliated and unaffiliated sub-advisers without shareholder approval, including, without limitation, the replacement or reinstatement of any sub-advisers whose sub-advisory agreement has automatically terminated as a result of an assignment.  Old Mutual Capital will have the ultimate responsibility to oversee the sub-advisers and recommend their hiring, termination and replacement, and to reallocate a fund’s assets among the sub-advisers and/or itself.  There can be no guarantee that the Trust and Old Mutual Capital will obtain this order from the SEC.  If the exemptive order is granted, the Fund intends to rely on this order to operate in the manner described above. Shareholders will be notified of any change in the sub-adviser to the Fund.  Shareholders of the Fund have the right to terminate a sub-advisory agreement with the sub-adviser for the Fund at any time by a vote of the majority of the outstanding voting securities of the Fund. The order also will permit the Fund to disclose to shareholders the aggregate fees paid to Old Mutual Capital and the Sub-Advisers for the Fund.

The Sub-Adviser

Xenon, a Delaware limited liability company located at 430 West Erie Street, Suite 300, Chicago, Illinois, 60654 is the Sub-Adviser to the Fund.  Xenon manages and supervises the investment of the Fund’s assets on a discretionary basis, subject to the supervision of Old Mutual Capital.  Xenon is a majority-owned subsidiary of OMUSH and an affiliate of Old Mutual Capital.  Xenon also provides investment management services to high net worth individuals and institutional accounts.  Xenon managed approximately $XX million in assets as of March 31, 2011.

The Sub-Sub-Adviser

Dwight, a Delaware limited liability company located at 100 Bank Street, Burlington, Vermont 05401, serves as a sub-sub-adviser (the “Sub-Sub-Adviser”) to the Fund, providing sub-sub-advisory services to Xenon. Dwight manages, on a discretionary basis, the portion of the Fund’s assets which are invested in money market and other short-term, high quality securities, subject to the supervision of Xenon and the overall supervision of Old Mutual Capital.   Dwight is also the sub-adviser for the Old Mutual Cash Reserves Fund, Old Mutual Dwight High Yield Fund, Old Mutual Dwight Intermediate Fixed Income Fund and Old Mutual Dwight Short Term Fixed Income Fund, which are offered by separate prospectuses.  Dwight is an affiliate of Old Mutual Capital and Xenon, and has provided investment management services to corporations, pension and profit sharing plans, 401(k) and thrift plans since 1983.  Dwight managed approximately $XX billion in assets as of March 31, 2011.

Management Fees

The table below shows the management fee to be paid by the Fund, as a percentage of average daily net assets.

Management Fee paid to
Old Mutual Capital

Fund
Old Mutual 2100 Xenon Managed Futures Strategy Fund	1.15%

*           Management fee paid to Old Mutual Capital includes both advisory and administrative fees.

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Xenon is entitled to receive a fee from Old Mutual Capital equal to a percentage of the daily net assets of the Fund.  Dwight is entitled to receive from Xenon a fee equal to a percentage of the daily net assets of the Fund.  The fee arrangements for the Sub-Adviser and the Sub-Sub-Adviser are described in the SAI.

A discussion regarding the basis for the Board’s approval of the investment management agreement between the Trust and Old Mutual Capital, the sub-advisory agreement among the Trust, Old Mutual Capital and Xenon, and the sub-sub-advisory agreement among the Trust, Old Mutual Capital, Xenon, and Dwight is available in the Trust’s Annual Report to Shareholders for the period ended March 31, 2011, which is available on the Old Mutual Funds website at oldmutualfunds.com.  The back cover of this Prospectus explains how you can obtain a copy of the Annual Report.

In addition, in the interest of limiting the expenses of the Fund, Old Mutual Capital has entered into expense limitation agreements with the Trust, on behalf of the Fund, pursuant to which Old Mutual Capital has agreed to reduce the fees payable to it under the investment management agreement for the Fund and to assume other expenses in an amount necessary to limit total annual operating expenses to an annual rate (as a percentage of the Fund’s average daily net assets) (“Expense Limit”) as set forth in the table below.

Fund	Institutional Class Expense Limitation	Class Z Expense Limitation	Expiration Date
Old Mutual 2100 Xenon Managed Futures Strategy Fund	1.25%	1.50%	12/31/XX

Old Mutual Capital may seek reimbursement of fees waived or expenses absorbed within three years after the fees were waived or expenses absorbed, if such reimbursement does not cause the operating expenses of the Fund in the year of reimbursement to exceed the expense limitation in effect in the year for which fees or expenses are being reimbursed.  The expense limitation agreements may be amended or continued beyond their stated term by written agreement of the parties.

Management of the Subsidiary

The Advisor has entered into an investment management agreement with the Subsidiary (the “Subsidiary Management Agreement”).  Under the Subsidiary Management Agreement, the Advisor provides the Subsidiary with the same type of management, under the same terms, as is provided to the Fund. As with the Fund, the Sub-Advisor is responsible for the selection of the Subsidiary's investments and the administration of the Subsidiary's investment program pursuant to a separate investment sub-advisory agreement among the Advisor, the Sub-Advisor and the Subsidiary (the “Subsidiary Sub-Advisory Agreement”). The Subsidiary has also entered into separate contracts for the provision of custody, transfer agency, and audit services with the same service providers that provide those services to the Fund.

The Subsidiary will pay the Advisor a fee at an annualized rate of 1.15%, based on the average daily net assets of the Subsidiary's portfolio.  The Advisor has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Advisor by the Subsidiary. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary, and may not be terminated by the Advisor unless the Advisor obtains the prior approval of the Fund’s Board of Trustees for such termination. The rate of the management fee paid directly or indirectly by the Fund is calculated by aggregating the fees paid to the Advisor by the Fund (after waivers) and the Subsidiary, and may not increase without the prior approval of the Board and a majority of the Fund's shareholders. The Subsidiary will also bear the fees and expenses incurred in connection with the custody, transfer agency, and audit services that it receives. The Fund expects that the expenses borne by the Subsidiary will not be material in relation to the value of the Fund’s assets. Please see the SAI for more information about the organization and management of the Subsidiary.

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The Portfolio Managers

Listed below are the portfolio managers that have responsibility for the day-to-day management of the Fund, or certain assets thereof, and a brief biographical description of each portfolio manager.  The SAI provides additional information about the portfolio managers’ investments in the Fund, a description of their compensation structure and information regarding other accounts that they manage.

Xenon

Jeffrey P. Bolduc, CFA, serves as Senior Vice President and Senior Quantitative Analyst for Xenon.  Prior to joining Xenon, Mr. Bolduc served as a quantitative analyst for Xenon’s predecessor, 2100 Capital Group LLC, from 2005 to 2008.

Jay R. Feuerstein serves as the Chief Executive Officer and Chief Investment Officer of Xenon, positions he has held since joining Xenon in July 2007. Prior to that time, Mr. Feuerstein served as President, Principal and Founder of Xenon Capital Management LLC from 2001 until its assets were acquired by 2100 Capital Group in July 2007.

Steven D. Schnur serves as the Senior Vice President and  Head of Trading for Xenon, a position he has held since joining Xenon in July 2007.  Prior to that time, Mr. Schnur served as Principal, Founder, and Head of Trading for Xenon Capital Management from 2001 until its assets were acquired by 2100 Capital Group in July 2007.

Dwight

John C. Donohue serves as Dwight’s Head of Liquidity Management and Portfolio Manager for Dwight’s money market and short duration accounts.  Prior to joining Dwight, Mr. Donohue served as Head of Global Liquidity for Lehman Brothers and Neuberger Berman from 2002 to 2009.

Eric D. Hiatt, CFA serves as Senior Portfolio Manager for Dwight’s money market and short duration institutional accounts.  Prior to joining Dwight, Mr. Hiatt served as Senior Portfolio Manager with the Liquidity Team of Lehman Brothers and Neuberger Berman from 2002 to 2009.

Timothy J. Robey serves as Portfolio Manager for Dwight’s money market and short duration institutional accounts.  Prior to joining Dwight, Mr. Robey served as Senior Portfolio Manager with the Liquidity Team of Lehman Brothers and Neuberger Berman from 2002 to 2009.

Litigation

PBHG Funds (now known as Old Mutual Funds II) and PBHG Fund Distributors (now known as Old Mutual Investment Partners) have been named as defendants in a Class Action Suit (“Class Action Suit”) and a separate Derivative Suit (“Derivative Suit”) (together the “Civil Litigation”). The Civil Litigation consolidates and coordinates a number of individual class action suits and derivative suits based on similar claims, which were previously filed against PBHG Funds and PBHG Fund Distributors in other jurisdictions, and were transferred to the U.S. District Court for the District of Maryland (the “Maryland District Court”). Consolidated complaints in the Class Action and Derivative Suits were filed in the Civil Litigation on September 29, 2004 (MDL 1586).

The Civil Litigation and the previously filed suits are primarily based upon allegations that the defendants engaged in or facilitated market timing of PBHG Funds, and also made selective disclosure of confidential portfolio information to certain defendants and other parties. The Civil Litigation alleges a variety of theories for recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) breaches of fiduciary duty; and (iii) false or misleading prospectus disclosure. The Civil Litigation requests compensatory and punitive damages. In addition, the Derivative Suit requests the removal of each of the Trustees, the removal of PBHG Fund Distributors as distributor, rescission of the management and other contracts between PBHG Funds and the defendants, and rescission of PBHG Funds’ 12b-1 Plan.

A proposed settlement of the Class Action and Derivative Suits has been filed with the Maryland District Court.  A hearing to consider the fairness of the settlement was held in October 2010.  A description of the proposed settlement can be found at http://www.mutualfundsettlements.com/pb/PGM_Notice%207.1.10.pdf. Old Mutual Capital does not believe that the outcome of the Civil Litigation will materially affect the Fund or its ability to carry out its duty as investment adviser to the Fund.

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 ABOUT YOUR INVESTMENT

Your Share Price

The price you pay for a share of the Fund and the price you receive upon selling or redeeming a share of the Fund is called the net asset value, or NAV.  NAV per share class of the Fund is calculated by dividing the total net assets of each class of the Fund by the total number of that class’ shares outstanding.  NAV is normally determined at the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time) each day the NYSE is open.

Your purchase, exchange, or redemption of the Fund’s shares will be priced at the next NAV calculated after your request is received in good order by the Fund’s transfer agent or other Fund agents.  Shares begin to earn dividends on the first business day following the day of purchase, and earn dividends until the day of redemption.

The NAV of your shares when redeemed may be more or less than the price you originally paid, depending primarily upon the Fund's investment performance.  If the Fund invests in another investment company, the Fund’s NAV is based in part on the NAV of the other investment companies in which the Fund invests.  The prospectuses for these other investment companies explain the circumstances under which they may use fair value pricing and its effects.

The Trust may enter into agreements with broker-dealers, financial institutions, retirement plan accounts, trading platforms, certain fee-based programs, or other service providers (“financial intermediaries”) that may include the Fund as an investment alternative in the programs they offer or administer.  If you buy shares through a financial intermediary, generally your order must be received by the financial intermediary and transmitted to Old Mutual Investment Partners (the “Distributor”) or its designee by the close of regular trading on the NYSE in order for you to receive that day’s offering price.  Otherwise, the order will receive the offering price that is determined on the next day the NYSE is open.  The Trust and financial intermediaries reserve the right to reject customer orders that are incomplete or otherwise not in “good order.”  Financial intermediaries may also accept certain customer orders conditioned on the understanding that the orders may later be rejected in the event they cannot be transmitted to the Distributor or its designee in a timely manner.  The Trust will be deemed to have received a purchase or redemption order from authorized financial intermediaries (“authorized financial intermediaries”) when the authorized financial intermediary, or its authorized designee, accepts the order. The customer order will be priced at the Fund’s NAV next computed after such order is unconditionally accepted by an authorized financial intermediary or its authorized designee.

Valuing Portfolio Securities

The Fund uses pricing services to determine the market value of the securities in its portfolio.  Except as discussed below, the Fund generally uses the market price of securities as of the close of regular trading on the NYSE to value equity securities held in the Fund’s portfolio, except that securities traded primarily on the NASDAQ Stock Market (“NASDAQ”) are normally valued by the Fund at the NASDAQ Official Closing Price provided by NASDAQ each business day.

Investment securities,  including securities sold short, that are listed on a securities exchange, market or automated quotation system and for which market quotations are readily available, including securities traded over-the-counter (“OTC”) (except for securities traded on NASDAQ), are valued at the last quoted sales price on the principal market on which they are traded at the close of trading on the NYSE (normally 4:00 p.m. Eastern Time) (the “4:00 p.m. Valuation Time”) on each day that the NYSE is open for trading.  If there is no such reported sale at the Valuation Time, investment securities are valued at the most recent quoted bid price reported by the exchange or the OTC market for long positions and the most recent quoted ask price for short positions.

For securities traded on NASDAQ, the NASDAQ Official Closing Price provided by NASDAQ each business day is used. If such prices are not available, these securities and unlisted securities for which market quotations are not readily available are valued in accordance with the Fair Value Procedures established by the Board of Trustees of the Trust (the “Board”). The Fund uses pricing services to report the market value of securities in its portfolio; however, if the pricing service is not able to provide a price, or the pricing service quote of valuation is deemed inaccurate or does not reflect the market value of the security, securities are valued in accordance with Fair Value Procedures established by the Board. The Trust’s Fair Value Procedures are implemented through a Valuation Committee (the “Committee”). A security may be valued using Fair Value Procedures if, among other things, the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. The valuation is assigned to fair valued securities for purposes of calculating the Fund’s NAV.

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Debt securities (other than short-term obligations), including listed issues, are valued on the basis of valuations furnished by a pricing service which utilizes electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities, without exclusive reliance upon exchange or over the counter prices. Short-term obligations with maturities of 60 days or less may be valued at amortized cost, which approximates market value. Under this valuation method, acquisition discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

Foreign securities traded on the foreign exchanges in the Western Hemisphere are valued at the last quoted sales price from the principal market in which they are traded before the valuation time and are translated from the local currency into U.S. dollars using current exchange rates. If quotations are not readily available, or if the values have been materially affected by events occurring after the closing of a foreign market, assets may be valued in accordance with the Fair Value Procedures established by the Board.

Foreign securities traded in countries outside the Western Hemisphere are fair valued daily by utilizing the quotations of an independent pricing service, unless the Fund’s investment adviser, Old Mutual Capital determines that use of another valuation methodology is appropriate. The pricing service uses statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculate NAVs. The fair value of the foreign security is translated from the local currency into U.S. dollars using current exchange rates.

A futures contract that is not primarily traded on North American, Central American, South American and Caribbean markets is normally valued at the settlement price of the exchange on which it is traded.  If the Fund or the Adviser determine that the settlement price of the foreign exchange is not reliable, the futures contract will be valued based on its fair value as determined in accordance with the valuation procedures approved by the Board of Trustees.

The Fund may invest up to 25% of its total assets in shares of the Subsidiary. The Subsidiary offers to redeem all or a portion of its shares at its current net asset value every business day. The value of the Subsidiary’s shares will fluctuate with the value of the Subsidiary’s portfolio investments. The Subsidiary prices its portfolio investments pursuant to the same pricing and valuation methodologies and procedures described above.

 INVESTING IN THE FUND

Policy Regarding Excessive or Short-Term Trading

While the Old Mutual Funds provide shareholders with daily liquidity, they are intended to be long-term investment vehicles and are not designed for investors that engage in short-term trading activity, market-timing, or other abusive trading practices.  Short-term trading, market-timing, or other abusive trading practices may disrupt portfolio management strategies, may drive Fund expenses higher, and may harm Fund performance.  In particular, frequent trading of Fund shares may:

•	cause the Fund to keep more assets in cash or cash equivalents than it otherwise would, causing the Fund to miss out on investment opportunities;
•	force the Fund to sell some of its investments sooner than it otherwise would in order to honor redemptions;
•	increase brokerage commissions and other portfolio transaction expenses if securities are constantly being bought and sold by the Fund as assets move in or out; or
•	dilute the value of Fund shares held by long-term shareholders.

The Trust, Old Mutual Capital, and their agents, will not knowingly permit investors to excessively trade the Fund, although no guarantees can be made that all such trading will be identified and restricted.  Purchase and sale orders may be received through financial intermediaries.  The Trust, Old Mutual Capital, and their agents cannot always know or reasonably detect short-term trading through financial intermediaries, or through the use of omnibus accounts by financial intermediaries.

To minimize harm to the Fund and its shareholders, the Trust, Old Mutual Capital, and their agents reserve the right to reject any purchase order, including exchange purchases, for any reason without prior notice.

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The Board has adopted, and Old Mutual Capital and its affiliates (collectively, for purposes of this section Policy Regarding Excessive or Short-Term Trading, “Old Mutual Capital”) and their agents have implemented the following tools designed to discourage excessive short-term trading in the Fund and Old Mutual Funds:

•	trade activity monitoring;
•	trading guidelines for certain Old Mutual Funds;
•	a redemption/exchange fee on short-term trades in certain Old Mutual Funds; and
•	selective use of fair value pricing.

These tools are described in more detail below except fair value pricing, which is described above.  Although these tools are designed to discourage short-term trading, none of these tools alone nor all of them taken together eliminate the possibility that short-term trading activity in the Fund will occur.  Moreover, each of these tools other than the redemption/exchange fee involves judgments that are inherently subjective.  Old Mutual Capital and its agents seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.  For purposes of applying these tools, Old Mutual Capital and its agents may consider an investor’s trading history in the Old Mutual Funds, other funds, and accounts under common ownership, influence or control.  Old Mutual Capital and the Fund may modify these procedures in response to changing regulatory requirements or to enhance the effectiveness of the procedures.

The policies regarding excessive or short-term trading are generally not applicable to the Old Mutual Cash Reserves Fund, offered by separate prospectus.

Trade Activity Monitoring

The Trust or its agent has entered into a shareholder information agreement with each of its Financial Intermediaries, as such term is defined by Rule 22c-2 under the Investment Company Act of 1940, as amended, pursuant to which such Financial Intermediaries are obligated to provide individual shareholder transaction information to the Trust or its agents for the purpose of monitoring individual shareholder trading activity.  Old Mutual Capital and its agents monitor selected trades in an effort to detect excessive short-term trading activities.  If, as a result of this monitoring, Old Mutual Capital or one of its agents determines that a shareholder has engaged in excessive short-term trading, it will (i) advise the shareholder or use its best efforts to work with the Financial Intermediary that holds the account to inform the shareholder that he or she must stop such activities, and (ii) use its best efforts to refuse to process purchases or exchanges in the shareholder’s account other than exchanges into an affiliated money market fund (if available).  Determining whether a shareholder has engaged in excessive short-term trading involves judgments that are inherently subjective.  In making such judgments, Old Mutual Capital and its agents seek to act in a manner that they believe is consistent with the best interests of Old Mutual Fund shareholders.

The ability of Old Mutual Capital and its agents to monitor trades that are placed by the underlying shareholders of omnibus accounts that are held by intermediaries other than Financial Intermediaries (“Second-Tier Intermediaries”) may be limited because Second-Tier Intermediaries may choose not to disclose individual shareholder transaction information, or may not disclose such information in a timely manner upon the Trust’s request.  Old Mutual Capital and its agents rely on Financial Intermediaries and the willingness, ability and rights of Second-Tier Intermediaries to monitor trading activity in omnibus accounts and/or enforce the Fund’s excessive short-term trading policy.  Old Mutual Capital and its agents will attempt to apply the excessive short-term trading policy uniformly to all accounts.

Trading Guidelines

If a shareholder exceeds four exchanges out of an Old Mutual Fund (other than the Old Mutual Cash Reserves Fund) per calendar year, or if the Trust, Old Mutual Capital, or one of their agents, determines that a shareholder’s short-term trading activity is excessive (regardless of whether or not such shareholder exceeds such guidelines), the Trust will not knowingly accept any additional purchase and exchange orders from such shareholder.  The Trust, Old Mutual Capital, and their agents may accept exchanges that are detected under these guidelines if they believe that such transactions are not short-term trading activity, but for legitimate trading purposes and consistent with the best interests of long-term shareholders. Using the proceeds from the redemption of shares of one Old Mutual Fund to purchase shares of one or more other Old Mutual Funds is considered a single exchange.  The Trust may permit exceptions to the four exchange limit for wrap accounts that can demonstrate they are following a bona fide asset allocation program.

Transactions placed through the same financial intermediary on an omnibus basis may be deemed part of a group for purposes of this policy and may be rejected in whole or in part.  Transactions accepted by a financial intermediary in violation of the short-term trading policy are not deemed accepted by the Fund and may be cancelled or revoked.  Old Mutual Capital and its agents may also suspend or terminate a shareholder’s exchange privileges if a shareholder engages in a disruptive pattern of exchanges.  The Trust and Old Mutual Capital also reserve the right to delay delivery of redemption proceeds for up to 7 days or to honor certain redemptions with securities rather than cash.

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Redemption/Exchange Fee

The Fund imposes a 2.00% redemption/exchange fee on total redemption proceeds before applicable deferred sales charges of any shareholder redeeming shares, including redemption by exchange, of the Fund within 10 calendar days of their purchase.  The Fund will impose a redemption/exchange fee to the extent that the number of Fund shares redeemed exceeds the number of Fund shares that have been held for more than 10 calendar days.  In determining how long shares of the Fund have been held, Old Mutual Capital assumes that shares held by the investor for the longest period of time will be sold first.  The Fund will retain the redemption/exchange fee for the benefit of the remaining shareholders.  Due to operational requirements, certain financial intermediaries’ methods for tracking and calculating the fee may differ in some respects from the Fund’s methods for tracking and calculating the fee.

The Fund charges the redemption/exchange fee to discourage market-timing by those shareholders initiating redemptions or exchanges to take advantage of short-term market movements, to help minimize the impact the redemption or exchange may have on the performance of the Fund, to facilitate Fund management, and to offset certain transaction costs and other expenses the Fund incurs because of the redemption or exchange.

The Fund will not charge the 2.00% redemption/exchange fee on transactions involving the following:

•
total or partial redemptions of shares by omnibus accounts maintained by financial intermediaries such as broker-dealers and retirement plans and their service providers that do not have the systematic capability to process the fee;

•
total or partial redemptions of shares by omnibus accounts maintained by financial intermediaries such as broker-dealers and retirement plans and their service providers that have negotiated pre-existing legal covenants and agreements with the Fund to waive or not to impose the fee;

•	total or partial redemptions effectuated pursuant to an automatic non-discretionary rebalancing program or a systematic withdrawal plan established with the Fund or a financial intermediary;

•	redemptions of shares from employer-sponsored retirement plans, such as 401(k) plans, which are made in connection with the withdrawal of an entire plan from the Fund;

•	certain broker wrap fee and other fee-based programs;

•	redemptions initiated by the Fund, as permitted in the prospectus; or

•
redemptions by the Old Mutual Asset Allocation Portfolios (each of which is a “fund of funds” that primarily invests in Old Mutual Funds) or by other asset allocation funds advised by Old Mutual Capital.

There is no guarantee that the Trust will be successful in its efforts to enforce its redemption/exchange fee.

Certain financial intermediaries such as broker/dealers, banks, insurance companies and retirement plan administrators may impose frequent trading restrictions that differ from the Fund’s frequent trading restrictions, if such frequent trading restrictions are deemed by the Adviser or its agents to sufficiently protect Fund shareholders.  Please contact your broker/dealer, bank, insurance company or retirement plan administrator to determine what frequent trading restrictions may apply to your account.

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Choosing a Share Class

The Trust offers four classes of shares, Class A, Class C, Class Z, and Institutional Class shares.  Class Z and Institutional Class shares are offered for the Fund by this prospectus.  Each class represents investments in the same portfolio of securities of the Fund and has the same rights and privileges as the other share classes of the Fund, except that:  (i) each class may be subject to different sales charges (loads); (ii) each class may be subject to different distribution fees, which, if applicable, are paid pursuant to a Distribution Plan adopted under Rule 12b-1 of the 1940 Act; (iii) each class is subject to different service fees, which, if applicable, are paid pursuant to a Service Plan which may be adopted under Rule 12b-1 of the 1940 Act; and (iv) each class may have exclusive voting rights with respect to matters affecting only that class.  When choosing a share class, you should consult your financial adviser as to which class is most suitable for you.  The Trust reserves the right to change the categories of investors eligible to purchase shares of the Fund.

Below is a summary of certain features of the share classes offered for the Fund by this prospectus:

	CLASS Z	INSTITUTIONAL CLASS
Initial Sales Charge	None	None

CDSC	None	None

Distribution and Service Fees	None	None

Dividends	Generally higher than Class A due to lower annual expenses	Generally higher than Class C due to lower annual expenses

Typical Shareholder	Generally appropriate for long-term investors	Generally appropriate for institutional investors

Class Z and Institutional Class Shares

Class Z Shares – Eligible Investors

Class Z shares may only be purchased through certain authorized financial service firms.  Class Z shares are not available to shareholders by direct purchase through the Fund’s transfer agent, except that:  (1) persons or entities who are the beneficial owners of, and who have continuously maintained since June 4, 2007, an investment in Class Z shares of any retail mutual fund currently advised by the Adviser (“Grandfathered Investment”) and any person or entity listed in the account registration of a Grandfathered Investment, such as joint owners, trustees, custodians, and designated beneficiaries; and (2) employees of the Adviser and Old Mutual Investment Partners, trustees/directors of any mutual fund currently advised by the Adviser, fund counsel to any mutual fund currently advised by the Adviser, and their immediate families may continue to purchase Class Z shares in any applicable manner.

Institutional Class Shares – Eligible Investors and Minimum Investment

The following investors (eligible investors) qualify to purchase Institutional Class shares with a minimum initial investment of at least $1 million in the Fund:

•	A bank, trust company, or other type of depository institution purchasing shares for its own account;

•	An insurance company, registered investment company, endowment, or foundation purchasing shares for its own account;

•	Pension or profit sharing plans or the custodian for such a plan; and

•	Qualified or non-qualified employee benefit plans.

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Other institutional investors may be eligible to purchase Institutional Class shares at the discretion of Old Mutual Capital.  Eligible investors may purchase Institutional Class shares with a minimum initial investment of $100,000 in the Fund provided they sign a LOI, committing them to increase that investment to a minimum investment of $1 million in the Fund within twelve months.  Old Mutual Capital reserves the right to change the amount of Institutional Class investment minimums from time to time or to waive them in whole or in part for certain investors or groups of investors.  If you are an eligible investor and do not invest at least $1 million in the Fund within twelve months, you will cease to be an eligible investor and the Fund may convert your Institutional Class shares to Class Z shares, if available.  If Class Z shares are not offered by the Fund, the Fund may convert your Institutional Class shares to Class A shares at net asset value, if available.  The Fund shall notify you of any proposed conversion so that you may increase your Institutional Class account balance to the required minimum.

The Fund also reserves the right to close Institutional Class accounts that do not meet the investment minimum, unless solely as a result of depreciation in share value.  If the Fund closes your account, it will redeem your shares and send you the cash proceeds.  If you hold Institutional Class shares directly with the Fund, you may receive notice prior to the closure of your account so that you may increase your account balance to the required minimum.  Certain Institutional Class accounts held through intermediaries may not be subject to closure by the Fund due to the policies of the intermediaries.  However, you may receive notice from your intermediary to increase your Institutional Class account balance to the required minimum to avoid having the intermediary close your account.  Please note that you may incur federal income tax liability resulting from the redemption of Fund shares.

Registered investment companies advised by Old Mutual Capital are not subject to the Institutional Class investment minimums.  Please see the SAI for more information about LOIs.

Buying Shares

You may purchase shares through select broker-dealers or other financial institutions that are authorized to sell you shares of the Fund.  Such financial institutions may charge you a fee for this service in addition to the Fund’s public offering price.  You may purchase shares any day the NYSE is open.  Your order must be received in good order before 4:00 p.m. Eastern time by the Fund’s transfer agent for your purchase order to be effective on the day you place your order.  If you purchase your shares through a financial institution authorized by the Trust of the Distributor to offer shares of the Fund, the financial intermediary must receive your order in good order by 4:00 p.m. Eastern time and promptly transmit the order to the transfer agent for your purchase order to be effective on the day you place your order.  On any day that the NYSE, bond market, or Federal Reserve Wire System close early, the Fund may also close early, and purchase orders received after the closing time will be processed the next day the NYSE is open.  “Good order” means that you have provided sufficient information to process your request as set-forth in this Prospectus.

 [On side panel:  Concepts to Understand

TRADITIONAL IRA.  An individual retirement account.  Your contributions may or may not be deductible depending on your circumstances.  Assets grow tax-deferred; withdrawals and distributions are taxable in the year made.

SPOUSAL IRA.  An IRA funded by a working spouse in the name of a nonworking spouse.

ROTH IRA.  An IRA with non-deductible contributions, and tax-free growth of assets and distributions to pay retirement expenses, provided certain conditions are met.

SIMPLE IRA.  An IRA or 401(k) plan sponsored by a small business employer under which each employee elects the portion of his or her compensation to be contributed to the IRA, and the employer is required to make additional contributions.

COVERDELL EDUCATION SAVINGS ACCOUNTS.  A savings account with non-deductible contributions, and tax-free growth of assets and distributions, if used to pay certain educational expenses.

For more complete IRA information, consult your financial adviser or a tax adviser.]

The purchase information in this section of the Prospectus can also be accessed, free of charge, at oldmutualfunds.com.

Prospectus Table of Contents

Selling Shares

You may sell your shares by contacting your broker-dealer or other financial institution at which you maintain an account.  The broker-dealer or financial institution may charge you a fee for this service.  You may sell your shares any day the NYSE is open.  Sale orders received by the transfer agent or your financial institution by 4:00 p.m. Eastern time will be priced at the respective Fund’s next calculated NAV.  The redemption price will be reduced by any applicable CDSC and redemption/exchange fee.

Proceeds from the shares you sell are generally sent the business day after your sell order is executed.  Under unusual circumstances, the Fund may suspend redemptions or postpone payment for up to 7 days as permitted by Section 22(e) under the 1940 Act or as otherwise permitted by the SEC.  Generally, under Section 22(e), redemption requests may be postponed or suspended, and the payment of redemption proceeds may be postponed for more than seven days, if the NYSE is closed, or if trading is restricted or an emergency exists that makes the disposal of securities or the valuation of securities not reasonably practicable, as determined by the SEC. Also, if the Fund has not yet collected payment for the shares you are selling, it may delay paying out the proceeds on your sale until payment has been collected, which may take up to 15 days from the date of purchase.

Limitations on selling shares by telephone  - Class Z

Proceeds Sent by	Minimum	Maximum
Check	no minimum	$50,000 per day
Wire*	no minimum	$50,000 per day
ACH	no minimum	$50,000 per day

*           Wire fee is $10 per Federal Reserve Wire.

Please note that the banking instructions to be used for wire and ACH redemptions must be established on your account in advance of placing your sell order.

Written Redemption Orders

Some circumstances require written sell orders along with signature guarantees.  These include:

•	Redemptions by check, wire or ACH in excess of $50,000;

•	Requests to send proceeds to a different address or payee;

•	Requests to send proceeds to an address that has been changed within the last 30 days; and

•	Requests to wire proceeds to a different bank account.

For joint accounts, each signature must be guaranteed.  A signature guarantee may be obtained from a bank, broker dealer, credit union, securities exchange or association, clearing agency or savings association and must include the title of the signatory.  A notary public does not provide a signature guarantee.  A valid signature guarantee must appear in the following format:

“Signature(s) Guaranteed”
[Institution’s Name]
By: [Signature]
Title: [Title of Signatory]

Systematic Withdrawal Plan

A Systematic Withdrawal Plan permits you to have payments of $50 or more mailed or automatically transferred from your Fund accounts to your designated checking or savings account.  Consult your broker, dealer, or financial institution regarding how to establish this feature.  Please note that to utilize this feature, you must maintain an account balance of $5,000 or more.

Prospectus Table of Contents

General Policies

•
IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT:  The Trust is required by Federal law to obtain, verify, and record information that identifies each person who opens a new account.  If you do not provide this information, we may not be able to open your account.  The Fund reserves the right to close your account or take such other action deemed appropriate if we are unable to verify your identity.

•	The Fund may reject or suspend acceptance of purchase orders.

•	The Fund reserves the right to make redemptions in securities rather than in cash if the redemption amount exceeds $250,000 or 1% of the aggregate NAV of the Fund in any 90-day period.

•
Payment for telephone purchases must be received by the Fund’s transfer agent within seven days or you may be liable for any losses the Fund incurs as a result of the cancellation of your purchase order.

•
When placing a purchase, sale, or exchange order through an authorized representative, it is the representative’s responsibility to promptly transmit your order to the Fund’s transfer agent so that you may receive that same day’s NAV.

•
State Street Bank and Trust Company, the custodian for IRAs and Coverdell Education Savings accounts, currently charges a $10 annual custodial fee to IRA accounts and a $7 annual custodial fee to Coverdell Education Savings accounts.  Custodial fees are automatically deducted from your account if not received by the announced due date, usually in mid-December.

•
Because of the relatively high cost of maintaining smaller accounts, the Fund charges an annual fee of $12 if your account balance drops below $1,000.  This fee does not apply to Systematic Investment Plans or shareholders who consent to receive account statements and regulatory mailings electronically.  The Fund will provide 60 days’ prior notice of the imposition of this fee.  The Fund will not impose this fee if you purchase additional shares during the notice period to bring your account balance to at least $1,000.

•
For non-retirement accounts, if the value of your investment in the Fund falls below $500, we may redeem your shares and mail the proceeds to you.  You will be provided 60 days’ prior notice of such redemption.  Your shares will not be redeemed if you purchase additional shares during the notice period to bring your account balance to at least $500.

•	Asset allocation programs set up in networked accounts, which have been pre-approved by the Fund, will not be subject to the minimum account balances as described above.

•
The Fund produces account statements, annual and semi-annual financial reports and annual updates to the prospectus that will be mailed to you.  You may elect to receive the account statements, financial reports and prospectus updates electronically by enrolling at oldmutualfunds.com.  To reduce expenses, only one copy of most financial reports and prospectuses may be mailed to households, even if more than one person in the household holds shares of the Fund.  Call your broker-dealer or financial adviser if you need additional copies of financial reports or prospectuses.  If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or financial adviser.

•	Investment instructions are irrevocable. That means that once you have caused your investment instruction to be transmitted, such investment instruction may not be modified or cancelled.

• Householding

• To keep the Fund’s costs as low as possible, a single copy of most financial reports and prospectuses is delivered to shareholders who share an address, even if the accounts are registered under different names.  This process, known as "householding," does not apply to account statements.  To receive separate mailings, please call us and we will begin individual delivery within 30 days of your request.

Prospectus Table of Contents

Exchanges Between Old Mutual Funds

You may exchange some or all shares of a particular class of an Old Mutual Fund for the same class of another Old Mutual Fund that offers such class of shares as long as such Fund is open to new investors.  In addition, Class Z shares may be exchanged for Institutional Class shares of the same Old Mutual Fund, subject to the investment qualifications and minimums of Institutional Class shares. Class A shares, purchased at net asset value, may be exchanged for Class Z shares of the same Old Mutual Fund, subject to the investment qualifications and minimums of Class Z shares.

Generally, you will not pay an initial sales charge when you exchange Class A shares of an Old Mutual Fund for another Old Mutual Fund.  However, you may be required to pay an initial sales charge when exchanging Class A shares from an Old Mutual Fund with no initial sales charge or a lower initial sales charge than the Old Mutual Fund into which you are exchanging.  If you exchange into an Old Mutual Fund whose shares are subject to a CDSC, we will calculate the holding period from the date you made your original purchase and not the date you exchanged your shares.

If a shareholder exceeds four exchanges out of any of the Old Mutual Funds (except the Old Mutual Cash Reserves Fund) per calendar year, or if an Old Mutual Fund, Old Mutual Capital, or one of their agents determines, in its sole discretion, that a shareholder’s short-term trading activity is excessive, the determining party may, in its discretion, reject any additional purchase and exchange orders.  In addition, short-term exchanges may be subject to a redemption/exchange fee.  See the section of this Prospectus titled “Investing in the Fund - Policy Regarding Excessive or Short-Term Trading” for details of the limitations on exchanging between Old Mutual Funds and the redemption/exchange fee.  The minimum investment requirements, as stated in the section of this Prospectus titled “Buying Shares – Minimum Investments”, also apply to exchanges.

Before making an exchange, you should obtain and review the prospectus of the Old Mutual Fund whose shares are being acquired.  Shareholders should be aware that a financial intermediary may charge a fee for handling an exchange.  Shareholders may realize a taxable gain or loss on any exchange, except an exchange of Class Z shares for Institutional Class shares of the same Old Mutual Fund or an exchange of Class A shares, purchased at NAV, for Class Z shares of the same Old Mutual Fund.

To Open an Account

Through a Financial Intermediary:
Contact your broker, investment adviser, financial planner, retirement plan sponsor or other financial intermediary.

In Writing:

Complete the application.

Mail your completed application and a check to:

Regular Mail:

Old Mutual Funds II
P.O. Box 219534
Kansas City, Missouri  64121-9534

Overnight Mail:

Old Mutual Funds II
210 West 10th Street, 8th Floor
Kansas City, Missouri  64105

By Telephone:

Call us at 888-772-2888 to receive an account application and receive an account number.

By Wire:

Call us at 888-772-2888 to receive an application and account number.  Wire your investment to the bank listed below.

United Missouri Bank of Kansas City, N.A.
ABA # 10-10-00695
Account # 98705-23469

Include the following information with the wiring instructions:

Fund name in which you wish to invest
Your name
Your Social Security or tax ID number
Your account number

Return the account application.

Prospectus Table of Contents

To Make Additional Investments to an Existing Account

Through a Financial Intermediary:
Contact your broker, investment adviser, financial planner, retirement plan sponsor or other financial intermediary.

In Writing:

Fill out an investment slip.

Mail the slip and the check to:

Old Mutual Funds II
P.O. Box 219534
Kansas City, Missouri  64121-9534

By Telephone:

Call us at 888-772-2888.

By Wire:

Have your bank send your investment to:

United Missouri Bank of Kansas City, N.A.
ABA # 10-10-00695
Account # 98705-23469

Include the following information with the wiring instructions:

Fund name
Your name
Your Social Security or tax ID number
Your account number

By ACH:

Complete the bank information section on the account application.

Attach a voided check or deposit slip to the account application.

The maximum purchase allowed through ACH is $100,000 and this option must be established on your account 15 days prior to initiating a transaction.

Via The Internet:

Complete the bank information section on the account application.  Enter the “My Account” section of the OMF II Website located at oldmutualfunds.com and follow the instructions for purchasing shares.

To Sell Shares

Through a Financial Intermediary:
Contact your broker, investment adviser, financial planner, retirement plan sponsor or other financial intermediary.

In Writing:

Write a letter of instruction that includes the following information:

your name(s) and signature(s)
your account number
the Fund name
the dollar amount you wish to sell
how and where to send the proceeds

If required, obtain a signature guarantee (see the “Selling Shares” section of this Prospectus).  Mail your request to:

Old Mutual Funds II
P.O. Box 219534
Kansas City, Missouri  64121-9534

By Telephone:

Sales orders may be placed by telephone provided this option was selected on your account application.  There may be limitations on sales orders placed by telephone (see the “Limitations on selling shares by telephone” section of this Prospectus).  Please call 888-772-2888.  Note: Persons under age 59 1/2 may only make sales from IRA accounts in writing, not by telephone.

Prospectus Table of Contents

By Wire:

Sale proceeds may be wired at your request.  Be sure OMF II has your wire instructions on file.

 There is a $10 charge for each wire sent by the Fund. By ACH:

Complete the bank information section on the account application.

Attach a voided check or deposit slip to the account application.

Please note that sale proceeds sent via ACH will not be posted to your bank account until the second business day following the transaction.

Via the Internet:
Complete the bank information section on the account application.  Enter the “My Account” section of the OMF II Website located at oldmutualfunds.com and follow the instructions for redeeming shares.

Distributions and Taxes

Dividends and Distributions.  The Fund intends to qualify each year as a regulated investment company under the Internal Revenue Code.  As a regulated investment company, the Fund generally pays no Federal income tax on the income and gains it distributes to you.  The Fund generally pays shareholders dividends from their net investment income and distributions from their net realized capital gains at least once a year, if available.  The Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate Federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee the Fund will pay either an income dividend or a capital gains distribution.

Dividends and distributions will be reinvested in your Fund account unless you instruct the Fund otherwise. There are no fees on reinvestments. Alternatively, you may elect to receive your dividends and distributions in cash in the form of a check, wire, or Automated Clearing House transfer.

Annual Statements. Every January, you will receive a statement that shows the tax status of distributions you received the previous calendar year.  Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December.  The Fund may reclassify income after your tax reporting statement is mailed to you.  Prior to issuing your statement, the Funds makes every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders.  However, when necessary, the Fund will send you a corrected Form 1099-DIV to reflect reclassified information.

Avoid “Buying a Dividend”. At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund.  A subsequent distribution to you of such amounts, although constituting a return of your investment would be taxable.

Tax Considerations.  The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.  This is true whether you reinvest your distributions in additional Fund shares or receive them in cash.

For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income.  Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares.  With respect to taxable years of the Fund beginning before January 1, 2013, unless such provision is extended or made permanent, a portion of income dividends designated by the Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met.  In addition, the Fund’s strategy of investing in the Subsidiary and commodity-linked derivatives may cause the Fund to recognize more ordinary income than would be the case if the Fund invested directly in commodities. Income derived from investments in derivatives, fixed-income securities, U.S. REITs, passive foreign investment companies (PFICs) (including the Subsidiary), and income received “in lieu of” dividends in a securities lending transaction generally is not eligible for treatment as qualified dividend income.

Investment in the Subsidiary.  The Fund must meet certain requirements under the Code for favorable tax treatment as a regulated investment company, including the asset diversification and income requirements. [The Fund has obtained a private letter ruling from the IRS confirming that income derived from the Fund’s investment in the Subsidiary constitutes qualifying income to the Fund and the Fund intends to limit its investment in the Subsidiary to no more than 25% of the value of the Fund’s total assets in order to satisfy the asset diversification requirement.]  If, due to regulatory or legislative changes, the IRS were to determine that income from the Fund’s investment in the Subsidiary is nonqualifying, the Fund might fail to satisfy the income requirement. In lieu of disqualification, the Funds are permitted to pay a tax for certain failures to satisfy the asset diversification or income requirements, which, in general, are limited to those due to reasonable cause and not willful neglect for taxable years of the Fund with respect to which the extended due date of the return is after December 22, 2010.

Prospectus Table of Contents

Sale or Redemptions of Fund Shares.  A sale or exchange of shares of the Fund, including pursuant to a systematic withdrawal plan, may also generate a tax liability unless your account is tax-exempt. There are two types of tax liabilities you may incur from a sale or exchange: (i) short-term capital gains will apply if you sell or exchange shares of the Fund within one year after buying them, and (ii) long-term capital gains will apply to shares of the Fund sold or exchanged after one year. The table below describes the current tax rates for non-corporate shareholders.

Backup Withholding. By law, if you do not provide the Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares.  The Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

Taxes on Transactions.  Because your tax treatment depends on your purchase price and tax position, you should keep your regular account statements for use in determining your tax.  Because everyone's tax situation is unique, always consult your tax professional about federal, state, and local tax consequences.

	Tax Rates Applicable to Sales, Exchanges, and Distributions to Individuals and Other Non-Corporate Shareholders
	Tax rate for 15% bracket and lower	Tax rate for brackets higher than 15%
Dividends Generally	Ordinary income rate	Ordinary income rate
Qualified Dividends	0%	15%
Short-term Capital Gains	Ordinary income rate	Ordinary income rate
Long-term Capital Gains	0%	15%

Other. Fund distributions and gains from the sale or exchange of your Fund shares generally are subject to state and local taxes.  Non-U.S. investors may be subject to U.S. withholding tax at a 30% or lower treaty rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. Exemptions from U.S. withholding tax are provided for capital gain dividends designated by the Fund and paid from long-term capital gains, if any, and, with respect to taxable years of the Fund that begin before January 1, 2012 (unless such sunset date is extended or made permanent), designated by the Fund as interest-related dividends and paid from qualified net interest income from U.S. sources and designated as short-term capital gain dividends. However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

This discussion of “Distributions and Taxes” is not intended or written to be used as tax advice.  Because everyone’s tax situation is unique, you should consult your tax professional about Federal, state, local, or foreign tax consequences before making an investment in the Fund.  Refer to the SAI for additional tax information.

Payments by the Distributor, Old Mutual Capital, or their Affiliates

The Adviser, Distributor, or one or more of their affiliates, from time to time, makes payments from their own resources to financial intermediaries in exchange for certain services provided by the financial intermediary, such as placing the Trust and the Old Mutual Funds on the financial intermediary’s sales system, placing the Trust and the Old Mutual Funds on the financial intermediary’s preferred or recommended list, marketing support services, networking services (including account maintenance and transaction processing), and/or administrative or recordkeeping support services (collectively, “revenue sharing payments”).  Such payments are in addition to any distribution and service fees that may be payable by the Fund.

Marketing support payments include payments for conferences and seminars, investor and dealer-sponsored events, educating sales personnel of the financial intermediary, placement on sales lists, and access (in some cases on a preferential basis over competitors of the Trust) to sales meetings and salespeople of the financial intermediary.

Prospectus Table of Contents

From time to time, the Adviser or its affiliates pays “networking fees” to certain broker-dealers who process fund transactions through an automated mutual fund clearinghouse, which reduces the Trust’s costs in processing shareholder transactions.  These networking fees compensate the broker for its expense in processing transactions through the clearinghouse.

Old Mutual Capital or its affiliates pay certain financial intermediaries for administrative or recordkeeping support services. Administrative and recordkeeping support services may include transaction processing or account maintenance activities (such as processing purchases, redemptions, or exchanges or producing customer account statements or tax statements); sub-accounting services; answering shareholder inquiries relating to the Trust and the Old Mutual Funds; delivering proxy statements, annual reports, updated prospectuses, and other communications; and other recordkeeping services relating to investments in the Old Mutual Funds.

Financial intermediaries may be compensated differently depending on the nature and extent of the services they provide.  Financial intermediaries may earn profits on these payments, since the amount of the payment may exceed their cost in providing the service.  Certain of these payments are subject to limitations under applicable law.

The Distributor or its affiliates may also make non-service revenue sharing payments to financial intermediaries at an annual rate specified in writing by the Distributor or its affiliates.  These payments generally represent a percentage of a financial intermediary’s sales and/or the value of Fund shares within a financial intermediary’s client accounts.  In addition, financial intermediaries may receive non-cash compensation, such as promotional merchandise bearing the Trust’s logo.

The Distributor is motivated to make revenue sharing payments since, in certain circumstances, they promote the sale of Fund shares and the retention of those investments by clients of the financial intermediary.  Old Mutual Capital and the Sub-Advisers will benefit from the Distributor’s activity through increased advisory fees if additional assets are acquired through sale of Old Mutual Fund shares through such financial intermediaries.

Revenue sharing payments may provide financial intermediaries with an incentive to favor shares of an Old Mutual Fund over sales of shares of other mutual funds or non-mutual fund investments.  You may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Old Mutual Fund shares and you should discuss this matter with your financial intermediary and its representatives.

Payments by Old Mutual Funds II

The Trust may also, from time to time, make payments to financial intermediaries that provide administrative or recordkeeping support services, as described above.  From time to time, the Trust may also pay networking fees to brokers, up to certain limits.

Other Payments by Old Mutual Funds

OMUSH receives an offset of certain recordkeeping fees from the plan sponsors of OMUSH’s participant directed 401K,  profit sharing and/or voluntary deferral plans which invest in Old Mutual Funds (collectively, the “Deferred Plans”).  The amount of the fee offset is based in part on service and/or sub-transfer agency fees received by the plan sponsors from the Old Mutual Funds’ Class Z shares within the Deferred Plans.  During the year ended March 31, 2011, the amount received by OMUSH for recordkeeping fee offsets attributable to investments by the Deferred Plans in Old Mutual Funds was approximately $XX.

YOU CAN FIND FURTHER DETAILS IN THE SAI ABOUT THESE PAYMENTS MADE TO FINANCIAL INTERMEDIARIES.  YOU CAN ALSO SPEAK TO YOUR FINANCIAL INTERMEDIARY FOR MORE INFORMATION ABOUT THE PAYMENTS MADE BY THE DISTRIBUTOR, OLD MUTUAL CAPITAL, THEIR AFFILIATES, OR THE FUNDS, TO SUCH FINANCIAL INTERMEDIARY.  IN CERTAIN CASES, THE PAYMENTS COULD BE SIGNIFICANT AND MAY CAUSE A CONFLICT OF INTEREST FOR YOUR FINANCIAL INTERMEDIARY.

Prospectus Table of Contents

 FINANCIAL HIGHLIGHTS

No financial highlights are presented, as the Fund is new.

Prospectus Table of Contents

FOR MORE INFORMATION

For investors who want more information about Old Mutual Funds II, the following documents are available free upon request:

Statement of Additional Information (SAI)

The SAI provides more information about the Funds and is incorporated into this Prospectus by reference.

Annual and Semi-Annual Reports

The Annual and Semi-Annual Reports provide financial and performance information about the OMF II Old Mutual Funds and their investments and a discussion of the market conditions and investment strategies that significantly affected each OMF II Old Mutual Fund’s performance during the period.

To obtain a free copy of the SAI, Annual and Semi-Annual Reports, or other information and for shareholder inquiries, contact Old Mutual Funds II:

By Telephone:	888-772-2888

By Mail:	Old Mutual Funds II P.O. Box 219534 Kansas City, Missouri 64121-9534

Via the Internet:	oldmutualfunds.com

Reports and other information about Old Mutual Funds II (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-551-8090. Reports and other information about Old Mutual Funds II are also available on the EDGAR database on the SEC’s Internet site at http://www.sec.gov and copies of this information may be obtained, after paying a duplicating fee, by sending your written request to the SEC’s Public Reference Section, Washington, D.C. 20549-1520, or by electronic request at publicinfo@sec.gov.

INVESTMENT ADVISER

Old Mutual Capital, Inc.

DISTRIBUTOR

Old Mutual Investment Partners

SEC File Number 811-04391

R-11-XXX  02/2011

Prospectus Table of Contents

OLD MUTUAL FUNDS II

STATEMENT OF ADDITIONAL INFORMATION

June XX, 2011

This Statement of Additional Information (“SAI”) relates to the following series portfolio of Old Mutual® Funds II (the “Trust”):

Old Mutual 2100 Xenon Managed Futures Strategy Fund
(Class Z: XX)
(Institutional Class: XX)

This SAI is not a prospectus.  It is intended to provide additional information regarding the activities and operations of the Trust and the series portfolio of the Trust named above (the “Fund”).  It supplements and should be read in conjunction with the current prospectus, dated XX, 2011, for the Fund, as amended or supplemented from time to time.  To obtain a copy of the Fund’s prospectus, please visit oldmutualfunds.com or call 888-772-2888.

Table of Contents

THE TRUST
INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS
DESCRIPTION OF PERMITTED INVESTMENTS
ADDITIONAL INVESTMENT INFORMATION
TRUSTEES AND OFFICERS OF THE TRUST
THE INVESTMENT ADVISER, SUB-ADVISERS AND OTHER SERVICE PROVIDERS
THE ADVISER
THE SUB-ADVISERS
PORTFOLIO MANAGERS
THE DISTRIBUTOR
ADMINISTRATIVE SERVICES
OTHER SERVICE PROVIDERS
5% AND 25% SHAREHOLDERS
PORTFOLIO TRANSACTIONS
PROXY VOTING
DESCRIPTION OF SHARES
PURCHASE AND REDEMPTIONS OF SHARES
DETERMINATION OF NET ASSET VALUE
TAXES
PERFORMANCE ADVERTISING
FINANCIAL STATEMENTS
CREDIT RATINGS
EXHIBITS

EXHIBIT A – OLD MUTUAL FUNDS AND ADVISER’S PROXY VOTING GUIDELINES
EXHIBIT B – SUB-ADVISERS PROXY VOTING POLICIES
EXHIBIT C – PORTFOLIO MANAGER DISCLOSURE

THE TRUST

The Trust is registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company.  The Trust was originally incorporated in Delaware on August 2, 1985 under the name PBHG Growth Fund, Inc.  On July 21, 1992, shareholders approved an Agreement and Articles of Merger pursuant to which the Trust was reorganized and merged into a new Maryland corporation, also named PBHG Growth Fund, Inc.  On July 16, 2001, the Trust was reorganized as a Delaware business trust and its name was changed to PBHG Funds.  On November 1, 2005, the Trust’s name was changed to Old Mutual Advisor Funds II, and on November 19, 2007, the Trust’s name was changed to Old Mutual Funds II.

Shareholders may purchase shares of the Trust through up to four separate classes: Class A, Class C, Class Z and Institutional Class.  Currently, Class Z and Institutional Class shares are offered for the Fund.  Each share class has different eligibility, distribution costs, voting rights and dividend rates.  Except for these differences, each share of the Fund represents an equal proportionate interest in the Fund.  The prospectus for the Fund describes the share class or classes currently being offered.  A more detailed description of the rights and restrictions of the separate classes is provided in the “Description of Shares” section of this SAI.   No investment in shares of the Fund should be made without first reading the Fund’s prospectus.  Capitalized terms not defined in this SAI are defined in each prospectus offering shares of the Fund.

INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

The Fund's investment objective and principal investment strategies are described in the Fund’s Prospectus. The investment objective of the Fund is non-fundamental and may be changed without the consent of shareholders of the Fund.

FUNDAMENTAL INVESTMENT RESTRICTIONS

The Fund has adopted certain investment restrictions which, in addition to those restrictions described in the prospectus, are fundamental and may not be changed without approval by a majority vote of the Fund’s shareholders.

Several of these Fundamental Investment Restrictions include the defined terms “1940 Act Laws, Interpretations and Exemptions.” This term means the Investment Company Act of 1940 (the “1940 Act”) and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the staff of the SEC and any exemptive order or similar relief granted to the Fund.

1.	The Fund may not borrow money or issue senior securities, defined below, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

Please refer to number 2 of the “Non-Fundamental Investment Restrictions” section for further information.

2.
The Fund may not underwrite the securities of other issuers.  This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the Securities Act of 1933.

3.
The Fund will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act, Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund’s investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) tax-exempt obligations issued by governments or political subdivisions of governments or (iii) repurchase agreements collateralized by such obligations, and does not limit the Fund’s investment in domestic bank obligations or obligations issued by U.S. branches of foreign banks. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

Please refer to number 3 of the “Non-Fundamental Investment Restrictions” section for further information.

SAI - Table of Contents

4.
The Fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments.  This restriction does not prevent the Fund from investing in issuers that invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

5.
The Fund may not make personal loans or loans of its assets to persons who control or are under common control with the Fund, except to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering repurchase agreements, loaning its assets to broker-dealers or institutional investors or investing in loans, including assignments and participation interests.

Please refer to number 4 of the “Non-Fundamental Investment Restrictions” section for further information.

6.
The Fund may, notwithstanding any other fundamental investment policy or restriction, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies and restrictions as the Fund.

Please refer to number 5 of the “Non-Fundamental Investment Restrictions” section for further information.

7.
The Fund may not purchase physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act and other applicable laws, rules and regulations, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time.

Except for borrowing under Fundamental Restriction number 1, the foregoing limitations will apply at the time of the purchase of a security.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

The Fund also has adopted certain non-fundamental investment restrictions.  A non-fundamental investment restriction may be amended by the Board without a vote of shareholders.

1.
The Fund may not invest more than 15% of its net assets in illiquid securities.  This limitation does not include any Rule 144A restricted security that has been determined by, or pursuant to procedures established by, the Board, based on trading markets for such security, to be liquid.

2.
In complying with the fundamental restriction regarding borrowing money and issuing senior securities, the Fund may borrow money in an amount not exceeding 33⅓% of its total assets (including the amount borrowed) less liabilities (other than borrowings).  The Fund may borrow from banks, broker-dealers or a portfolio of another registered investment company whose investment adviser, Old Mutual Capital, Inc. (“Old Mutual Capital” or the “Adviser”) or whose investment adviser is controlling, controlled by, or under common control with Old Mutual Capital (“Affiliated Fund”) on such terms and conditions as the SEC may require in an exemptive order on which the Fund may rely.  The Fund may not purchase additional securities when borrowings exceed 5% of the Fund’s total assets.  The Fund may borrow for leveraging up to the limits described in the Fund’s prospectus and this SAI.

3.
In complying with the fundamental restriction regarding industry concentration, the Fund may invest up to (but not including) 25% of its total assets in the securities of issuers whose principal business activities are in the same industry.  For purposes of this limitation, supranational organizations, such as The World Bank, the European Union and the European Coal and Steel Community, are deemed to be issuers conducting their principal business activities in the same industry; state and municipal governments and their agencies and authorities are not deemed to be industries; utility companies will be divided according to their services (e.g., gas distribution, gas transmission, electric and telephone will each be considered a separate industry); and financial service companies will be classified according to the end users of their services (e.g., automobile finance, bank finance and diversified finance).

4.
In complying with the fundamental restriction with regard to making loans, the Fund may lend up to 33⅓% of its total assets and may lend money to another Affiliated Fund, on such terms and conditions as the SEC may require in an exemptive order on which the Fund may rely.

5.
The Fund may (i) purchase securities of other investment companies as permitted by Section 12 (d)(1) of the 1940 Act; (ii) invest its assets in securities of other affiliated or unaffiliated money market funds as permitted by Rule 12d1-1 under the 1940 Act; and (iii) lend money to other Affiliated Funds, subject to the terms and conditions of any exemptive orders issued by the SEC on which the Fund may rely.

6.	The Fund may not acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

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Except for investments in illiquid securities under Non-Fundamental Restriction number 1 and borrowing under Non-Fundamental Restriction number 2, the foregoing limitations will apply at the time of the purchase of a security.

THE SUBSIDIARY

The Fund may invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary (the "Subsidiary"). It is expected that the Subsidiary will invest primarily in exchange traded futures in global developed and emerging markets and in money market and other short-term and high quality securities, but it may also invest in other commodity-linked derivatives and in fixed income securities and other investments intended to serve as margin or collateral for the Subsidiary's derivatives positions. As a result, the Fund may be considered to be investing indirectly in these investments through its Subsidiary. For that reason, and for the sake of convenience, references in this SAI to the Fund may also include the Subsidiary. The Subsidiary has adopted compliance policies and procedures that are substantially similar to the policies and procedures adopted by the Fund. The Fund’s Chief Compliance Officer oversees the implementation of the Subsidiary’s policies and procedures, and makes periodic reports to the Fund’s Board regarding the Subsidiary’s compliance with its policies and procedures.

The Subsidiary is a company organized under the laws of the Cayman Islands, whose registered office is located at the offices of [Stuarts Corporate Services Ltd., P.O. Box 2510, Grand Cayman KY1-1104,
Grand Cayman, Cayman Islands]. The Subsidiary’s affairs are overseen by its own board of directors consisting of one director.

The Subsidiary has entered into a separate contract with the Advisor for the management of the Subsidiary's portfolio pursuant to which the Subsidiary pays the Advisor a management fee for its services. The Advisor has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Advisor by the Fund's Subsidiary. The Subsidiary will bear the fees and expenses incurred in connection with the custody, transfer agency, and audit services that it receives. The Fund expects that the expenses borne by the Subsidiary will not be material in relation to the value of the Fund's assets. Please refer to the section in this SAI titled "Tax Implications of Investment in the Wholly-Owned Subsidiary" for information about certain tax aspects of the Fund's investment in the Subsidiary.

DESCRIPTION OF PERMITTED INVESTMENTS

DERIVATIVES

Derivatives are financial instruments whose value is based on an underlying asset, such as a stock or a bond, or an underlying economic factor, such as an interest rate or a market benchmark.  The Fund will use derivatives, primarily futures contracts, to implement the Fund’s investment strategy.  The Fund may also use derivatives to enhance the potential return of the Fund, to diversify the Fund’s investment portfolio, as a substitute for taking a position in an underlying asset, or to reduce transaction costs associated with managing the Fund.  Although techniques other than the sale and purchase of derivatives could be used to control the exposure of the Fund to market fluctuations, the use of derivatives may be a more effective means of hedging this exposure.  To the extent that derivatives involve leveraging the Fund’s assets, the Fund will segregate assets to cover the leveraged position, consistent with the rules and interpretations of the SEC and its staff.

Futures Contracts

The Fund invests in futures contracts.  A futures contract is a bilateral agreement to buy or sell a security (or deliver a cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contracts) for a set price in the future.  Futures contracts are designated by boards of trade which have been designated “contracts markets” by the Commodities Futures Trading Commission (“CFTC”) and must be executed through a futures commission merchant (an “FCM”) or brokerage firm that is a member of the relevant contract market.

The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (the “CEA”), and therefore is not subject to registration or regulation as a pool operator under the CEA.  In connection with this exclusion, the Fund is subject to special calls for information by the CFTC. The U.S. Commodities Futures Trading Commission (“CFTC”) has proposed regulations that, if adopted, may require the Fund or certain of its affiliates to register with the CFTC and to comply with the CFTC’s rules regarding, among other things, disclosure, recordkeeping and shareholder reporting.  Compliance with these regulations would increase the operating expenses of the Fund.

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No purchase price is paid or received when the contract is entered into.  Instead, the Fund upon entering into a futures contract (and to maintain the Fund’s open positions in futures contracts) would be required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash, or other assets, known as “initial margin.” The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract.  By using futures contracts as a risk management technique, it may be possible to accomplish certain results more quickly and with lower transaction costs.  In addition, in fixed income portfolios, a futures contract may be used to modify the duration of the portfolio or particular securities in the portfolio.

If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin.  However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Fund.  These subsequent payments called “variation margin,” to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.” the Fund may earn interest income on its initial and variation margin deposits.

The Fund will incur brokerage fees when it purchases and sells futures contracts.  Positions taken in the futures markets are not normally held until delivery or cash settlement is required, but are instead liquidated through offsetting transactions that may result in a gain or a loss.  While futures positions taken by the Fund will usually be liquidated in this manner, the Fund may instead make or take delivery of underlying securities whenever it appears economically advantageous to the Fund to do so.  A clearing organization associated with the exchange on which futures are traded assumes responsibility for closing out transactions and guarantees that as between the clearing members of an exchange, the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.

Commodities Futures Contracts.  The Fund may invest in commodities futures contracts. Commodities futures contracts are an agreement to buy or sell a commodity at a specific date in the future at a specific price.  The prices of commodities can change on a weekly or even daily basis. If the price goes up, the buyer of the futures contract makes money, because the buyer gets the product at the lower, agreed-upon price and can now sell it at the higher, market price. If the price goes down, the seller makes money, because the seller can buy the commodity at the lower market price, and sell it to the buyer at the higher, agreed-upon price.

Currency Futures Contracts.  The Fund may invest in currency futures contracts.  A currency future is a transferable contract that specifies the price at which a currency can be bought or sold at a future date. Because currency futures contracts are marked-to-market daily, investors can exit their obligation to buy or sell the currency prior to the contract's delivery date. This is done by closing out the position.

Fixed Income Futures Contracts.  The Fund may invest in fixed income futures contracts.  Fixed income futures are contractual obligations for the contract holder to purchase or sell a bond on a specified date at a predetermined price. A fixed income future can be bought in a futures exchange market and the prices and dates are determined at the time the future is purchased.

Securities Index Futures Contracts.  The Fund may invest in securities index futures. A securities index assigns relative values to the common stocks included in the index and fluctuates with the changes in the market value of those stocks.  Stock index futures are contracts based on the future value of the basket of securities that comprise the underlying stock index. The contracts obligate the seller to deliver and the purchaser to take cash to settle the futures transaction or to enter into an obligation contract. No physical delivery of the securities underlying the index is made on settling the futures obligation. No monetary amount is paid or received by the Fund on the purchase or sale of a securities index future. At any time prior to the expiration of the future, the Fund may elect to close out its position by taking an opposite position, at which time a final determination of variation margin (as described below) is made and additional cash is required to be paid by or released to the Fund. Any gain or loss is then realized by the Fund on the future for tax purposes. Although securities index futures by their terms call for settlement by the delivery of cash, in most cases the settlement obligation is fulfilled without such delivery by entering into an offsetting transaction. All futures transactions are effected through a clearing house associated with the exchange on which the contracts are traded.

Risks of Transactions in Futures Contracts.  The prices of futures contracts are volatile and are influenced, among other things, by actual and anticipated changes in the market and interest rates, which in turn are  affected by fiscal and monetary policies and national and international political and economic events.

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Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day.  The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session.  Once the daily limit has been reached in a particular type of futures contract, no trades may be made on that day at a price beyond that limit.  The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions.  Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Because of the low margin deposits required, futures trading involves an extremely high degree of leverage.  As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor.  For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out.  A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the futures contract were closed out.  Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract.

Positions in futures contracts may be closed out only on an exchange or a board of trade, which provides the market for such futures.  Although the Fund intends to purchase or sell futures only on exchanges or boards of trade where there appears to be an active market, there is no guarantee that such will exist for any particular contract or at any particular time.  If there is not a liquid market at a particular time, it may not be possible to close a futures position at such time, and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin.

Commodity Futures.  There are several additional risks associated with commodity futures contracts which are discussed below:

●           Storage. Unlike the financial futures markets, in the commodity futures markets there are costs of physical storage associated with purchasing the underlying commodity. The price of the commodity futures contract will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical commodity. To the extent that the storage costs for an underlying commodity change while the Fund is invested in futures contracts on that commodity, the value of the futures contract may change proportionately.

●           Reinvestment. In the commodity futures markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling futures contracts today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to purchase the other side of the same futures contract, the commodity producer generally must sell the futures contract at a lower price than the expected future spot price. Conversely, if most hedgers in the futures market are purchasing futures contracts to hedge against a rise in prices, then speculators will only sell the other side of the futures contract at a higher futures price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for the Fund. If the nature of hedgers and speculators in futures markets has shifted when it is time for the Fund to reinvest the proceeds of a maturing contract in a new futures contract, the Fund might reinvest at higher or lower futures prices, or choose to pursue other investments.

●           Other Economic Factors. The commodities which underlie commodity futures contracts may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments, including futures contracts, than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks which subject the Fund's investments to greater volatility than investments in traditional securities.

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Currency Futures.  There are several additional risks associated with currency transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchase and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These actions can result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Furthermore, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy. Although forward foreign currency contracts and currency futures tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

Swap Agreements.

The Fund may invest in swap agreements. A swap is a financial instrument that typically involves the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed upon prices, rates, indices, etc. The nominal amount on which the cash flows are calculated is called the notional amount. Swaps are individually negotiated and structured to include exposure to a variety of different types of investments or market factors, such as commodities, interest rates, foreign currency rates, mortgage securities, corporate borrowing rates, security prices, indexes, or inflation rates.

Swap agreements may increase or decrease the overall volatility of the investments of the Fund and its share price. The performance of swap agreements may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from the Fund. If a swap agreement calls for payments by the Fund, the Fund must be prepared to make such payments when due.  In addition, if the counterparty’s creditworthiness declines, the value of a swap agreement would likely decline, potentially resulting in a loss.

Generally, swap agreements have a fixed maturity date that will be agreed upon by the parties. The agreement can be terminated before the maturity date only under limited circumstances, such as default by one of the parties, insolvency, or by mutual agreement, among others, and can be transferred by a party only with the prior written consent of the other party. The Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counterparty is unable to meet its obligations under the contract, declares bankruptcy, defaults, or becomes insolvent, the Fund may not be able to recover the money it expected to receive under the contract.

A swap agreement can be a form of leverage, which can magnify the Fund’s gains or losses. In order to reduce the risk associated with leveraging, the Fund may cover its current obligations under swap agreements according to guidelines established by the SEC.

Commodity Swaps. In a typical commodity swap, one party agrees to pay another party the return on a commodity, commodity index, or basket of commodities in return for a specified interest rate.  By entering into a commodity swap, for example, the index receiver can gain exposure to a commodity without actually purchasing the commodity or a future on the commodity.  Commodity swaps involve not only the risk associated with investment in the commodity, commodity index, or basket of commodities, but also the risk that the performance of such commodities will not exceed the return on the interest rate that the Fund will be committed to pay.

Equity Swaps. In a typical equity swap, one party agrees to pay another party the return on a stock, stock index, or basket of stocks in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Equity swaps involve not only the risk associated with investment in the stock, securities making up the stock index, or basket of stocks, but also the risk that the performance of such securities, including dividends, will not exceed the return on the interest rate that the Fund will be committed to pay.

Interest Rate Swaps. Interest rate swaps are financial instruments that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future. Some of the different types of interest rate swaps are “fixed-for floating rate swaps,” “termed basis swaps” and “index amortizing swaps.” Fixed-for floating rate swaps involve the exchange of fixed interest rate cash flows for floating rate cash flows. Termed basis swaps entail cash flows to both parties based on floating interest rates, where the interest rate indices are different. Index amortizing swaps are typically fixed-for floating swaps where the notional amount changes if certain conditions are met.

Like a traditional investment in a debt security, the Fund could lose money by investing in an interest rate swap if interest rates change adversely. For example, if the Fund enters into a swap where it agrees to exchange a floating rate of interest for a fixed rate of interest, the Fund may have to pay more money than it receives. Similarly, if the Fund enters into a swap where it agrees to exchange a fixed rate of interest for a floating rate of interest, the Fund may receive less money than it has agreed to pay.

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Currency Swaps. A currency swap is an agreement between two parties in which one party agrees to make interest rate payments in one currency and the other promises to make interest rate payments in another currency. The Fund may enter into a currency swap when it has one currency and desires a different currency. Typically, the interest rates that determine the currency swap payments are fixed, although occasionally one or both parties may pay a floating rate of interest. Unlike an interest rate swap, however, the principal amounts are exchanged at the beginning of the contract and returned at the end of the contract. Changes in foreign exchange rates and changes in interest rates, as described above, may negatively affect currency swaps.

Credit Default Swaps. A credit default swap is an agreement between the Fund and a counterparty that enables the Fund to buy or sell protection against a credit event related to a referenced debt obligation. One party, acting as a “protection buyer,” makes periodic payments to the other party, a “protection seller,” in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds.

Acting as a protection seller allows the Fund to create an investment exposure similar to owning a bond. Acting as a protection buyer allows the Fund potentially to reduce its credit exposure to a bond it owns or to take a “short” position in a bond it does not own. As the protection buyer in a credit default swap, the Fund may pay a premium (by means of periodic payments) in return for the right to deliver specified bonds or loans to the protection seller and receive the par (or other agreed-upon) value upon default or similar events by the issuer of the underlying reference obligation. If no default occurs, the protection seller would keep the stream of payments and would have no further obligations to the Fund. As the protection buyer, the Fund bears the risk that the investment might expire worthless and/or that the protection seller may fail to satisfy its payment obligations to the Fund in the event of a default or similar event. In addition, when the Fund is a protection buyer, the Fund’s investment would only generate income in the event of an actual default or similar event by the issuer of the underlying reference obligation.

The Fund may also use credit default swaps for investment purposes by selling a credit default swap, in which case, the Fund, as the protection seller, would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the protection buyer in the event of a default or similar event by the third-party issuer of the underlying reference obligation. In return for its obligation, the Fund would receive from the protection buyer a periodic stream of payments over the term of the contract. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations.

As the protection seller in a credit default swap, the Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap.

In addition to the risks applicable to derivatives generally, credit default swaps involve special risks because they may be difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty).

Structured Notes

The Fund may invest in structured notes. Structured notes are derivative debt securities, the interest rate or principal of which is determined by an unrelated indicator. A structured note may be positively, negatively or both positively and negatively indexed; that is, its value or interest rate may increase or decrease if the value of the reference instrument increases. Similarly, its value may increase or decrease if the value of the reference instrument decreases. Further, the change in the principal amount payable with respect to, or the interest rate of, a structured note may be a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument(s). Structured or indexed securities may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities.

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EQUITY SECURITIES

The Fund may invest in equity securities, including common and preferred stocks, interests in publicly traded limited partnerships, and securities whose values are tied to the price of stocks, such as rights, warrants and convertible preferred and convertible debt securities.

Common Stocks.  Common stocks represent units of ownership in a company.  Common stocks usually carry voting rights and earn dividends.  Unlike preferred stocks, which are described below, dividends on common stocks are not fixed but are declared at the discretion of the Board.

Convertible Securities.  A convertible security entitles the holder to exchange it for a fixed number of shares of common stock or other equity security, usually at a fixed price within a specified period of time.  Until conversion, the owner of convertible securities usually receives the interest paid on a convertible bond or the dividend preference of a preferred stock.

Convertible securities have characteristics similar to both fixed income and equity securities.  Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying common stock.  As a result, the Fund’s selection of convertible securities is based, to a great extent, on the potential for capital appreciation that may exist in the underlying stock.  The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions.

A synthetic convertible security is a combination investment in which the Fund purchases both (i) high-grade cash equivalents or a high grade debt obligation of an issuer or U.S. Government securities and (ii) call options or warrants on the common stock of the same or different issuer with some or all of the anticipated interest income from the associated debt obligation that is earned over the holding period of the option or warrant.

While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar non-convertible security), a convertible security also affords a shareholder the opportunity, through its conversion feature, to participate in the capital appreciation attendant upon a market price advance in the convertible security’s underlying common stock.  A synthetic convertible position has similar investment characteristics, but may differ with respect to credit quality, time to maturity, trading characteristics and other factors.  Because the Fund will create synthetic convertible positions only out of high grade fixed income securities, the credit rating associated with the Fund’s synthetic convertible investments is generally expected to be higher than that of the average convertible security, many of which are rated below high grade.  However, because the options used to create synthetic convertible positions will generally have expirations between one month and three years of the time of purchase, the maturity of these positions will generally be shorter than average for convertible securities.  Since the option component of a convertible security or synthetic convertible position is a wasting asset (in the sense of losing “time value” as maturity approaches), a synthetic convertible position may lose such value more rapidly than a convertible security of longer maturity; however, the gain in option value due to appreciation of the underlying stock may exceed such time value loss.  The market price of the option component generally reflects these differences in maturities, and the Adviser and applicable sub-adviser take such differences into account when evaluating such positions.  When a synthetic convertible position “matures” because of the expiration of the associated option, the Fund may extend the maturity by investing in a new option with longer maturity on the common stock of the same or different issuer.  If the Fund does not so extend the maturity of a position, it may continue to hold the associated fixed income security.

Interests in Publicly Traded Limited Partnerships.  Interests in publicly traded limited partnerships (limited partnership interests or units) represent equity interests in the assets and earnings of the partnership’s trade or business.  Unlike common stock in a corporation, limited partnership interests have limited or no voting rights.  However, many of the risks of investing in common stocks are still applicable to investments in limited partnership interests.  See “Description of Permitted Investments - General Risks of Investing in Stocks.” In addition, limited partnership interests are subject to risks not present in common stock.  For example, interest income generated from limited partnerships deemed not to be “publicly traded” will not be considered “qualifying income” under the Code and may trigger adverse tax consequences (please refer to the “Taxes” section of this SAI for a discussion of relevant tax risks).  Also, since publicly traded limited partnerships are a less common form of organizational structure than corporations, the limited partnership units may be less liquid than publicly traded common stock.  Also, because of the difference in organizational structure, the fair value of limited partnership units in the Fund’s portfolio may be based either upon the current market price of such units, or if there is no current market price, upon the pro rata value of the underlying assets of the partnership.  Limited partnership units also have the risk that the limited partnership might, under certain circumstances, be treated as a general partnership giving rise to broader liability exposure to the limited partners for activities of the partnership.  Further, the general partners of a limited partnership may be able to significantly change the business or asset structure of a limited partnership without the limited partners having any ability to disapprove any such changes.  In certain limited partnerships, limited partners may also be required to return distributions previously made in the event that excess distributions have been made by the partnership, or in the event that the general partners, or their affiliates, are entitled to indemnification.

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Preferred Stocks.  Preferred stocks are also units of ownership in a company.  Preferred stocks normally have preference over common stock in the payment of dividends and the liquidation of the company.  However, in all other respects, preferred stocks are subordinated to the liabilities of the issuer.  Unlike common stocks, preferred stocks are generally not entitled to vote on corporate matters.  Types of preferred stocks include adjustable-rate preferred stock, fixed dividend preferred stock, perpetual preferred stock, and sinking fund preferred stock.  Generally, the market values of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk.

Rights and Warrants.  Rights and warrants are securities which entitle the holder to purchase the securities of a company (usually, its common stock) at a specified price during a specified time period.  The value of a right or warrant is affected by many of the same factors that determine the prices of common stocks.  Rights and warrants may be purchased directly or acquired in connection with a corporate reorganization or exchange offer.  A right is an instrument granting rights to existing shareholders of a corporation to subscribe to shares of a new issue of common stock at below the public offering price before the stock is offered to the public.  A warrant is an instrument issued by a corporation that gives the holder the right to subscribe to a specific amount of the corporation's capital stock at a set price for a specified period of time.  Rights and warrants do not represent ownership of the securities, but only the right to buy the securities.  The prices of rights and warrants do not necessarily move parallel to the prices of underlying securities.  Rights and warrants may be considered speculative in that they have no voting rights, pay no dividends, and have no rights with respect to the assets of a corporation issuing them.  Right and warrant positions will not be used to increase the leverage of the Fund; consequently, right and warrant positions are generally accompanied by cash positions equivalent to the required exercise amount.

General Risks of Investing in Stocks.  While investing in stocks allows shareholders to participate in the benefits of owning a company, such shareholders must accept the risks of ownership.  Unlike bondholders, who have preference to a company’s earnings and cash flow, preferred stockholders, followed by common stockholders in order of priority, are entitled only to the residual amount after a company meets its other obligations.  For this reason, the value of a company’s stock will usually react more strongly to actual or perceived changes in the company’s financial condition or prospects than its debt obligations.  Stockholders of a company that fares poorly can lose money.

Stock markets tend to move in cycles with short or extended periods of rising and falling stock prices.  The value of a company’s stock may fall because of:

•	Factors that directly relate to that company, such as decisions made by its management or lower demand for the company’s products or services;

•	Factors affecting an entire industry, such as increases in production costs; and

•	Changes in financial market conditions that are relatively unrelated to the company or its industry, such as changes in interest rates, currency exchange rates, inflation rates or the credit market.

Because preferred stock is generally junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics.

The Fund’s investment in convertible securities or other securities may generate taxable income which may be treated differently for income tax and book income purposes.  These differences in timing may result in the acceleration of income for income tax purposes, and may result in the recharacterization of capital gains and losses as ordinary income, thereby affecting the amount of required fund distributions.

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DEBT SECURITIES

The Fund may invest in debt securities.  Debt securities include bonds, notes and other securities that give the holder the right to receive fixed amounts of principal, interest, or both on a date in the future or on demand.  Debt securities also are often referred to as fixed-income securities, even if the rate of interest varies over the life of the security.  Examples of debt securities in which the Fund may invest are as follows:

Inflation-Protected Securities.  Inflation-protected securities, such as Treasury Inflation-Protected Securities (“TIPS”), are fixed income securities whose principal value is periodically adjusted according to the rate of inflation.  If the index measuring inflation falls, the principal value of these securities will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced.  Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-protected securities.  For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Inflation-protected securities tend to react to changes in real interest rates.  In general, the price of an inflation-protected debt security can fall when real interest rates rise, and can rise when real interest rates fall.  Interest payments on inflation-protected debt securities can be unpredictable and will vary as the principal and/or interest is adjusted for inflation.

TIPS, which are issued by the U.S. Treasury, use the Consumer Price Index for Urban Consumers (“CPI”) as the inflation measure. The principal of a TIPS increases with inflation and decreases with deflation, as measured by the CPI.  When a TIPS matures, the holder is paid the adjusted principal or original principal, whichever is greater.  TIPS pay interest twice a year, at a fixed rate, which is determined by auction at the time the TIPS were issued.  The rate is applied to the adjusted principal; so, like the principal, interest payments rise with inflation and fall with deflation.  TIPS are issued in terms of 5, 10, 20, and 30 years.

Receipts.  Receipts are separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and are created by depositing U.S. Treasury obligations into a special account at a custodian bank.

The custodian bank holds the interest and principal payments for the benefit of the registered owners of the receipts.  The custodian bank arranges for the issuance of the receipts evidencing ownership and maintains the register.

Repurchase Agreements.  Repurchase agreements are agreements by which a person (e.g., the Fund) obtains a security and simultaneously commits to return the security to the seller (a member bank of the Federal Reserve System or primary securities dealer as recognized by the Federal Reserve Bank of New York) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase.  The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security.  A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

Repurchase agreements are considered to be loans by the Fund for purposes of its investment limitations.  The repurchase agreements entered into by the Fund will provide that the underlying security at all times shall have a value at least equal to 102% of the resale price stated in the agreement.  With respect to all repurchase agreements entered into by the Fund, the Fund’s custodian or their agents must take possession of the underlying collateral.  However, if the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale, including accrued interest, are less than the resale price provided in the agreement including interest.  In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor of the seller and is required to return the underlying security to the seller’s estate.

Step Coupon Bonds (STEPS).  The Fund may invest in debt securities which pay interest at a series of different rates (including 0%) in accordance with a stated schedule for a series of periods.  In addition to the risks associated with the credit rating of the issuers, these securities may be subject to more volatility risk than fixed rate debt securities.

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U.S. Government Agency Obligations.  Certain Federal agencies such as the Government National Mortgage Association (“GNMA”) have been established as instrumentalities of the United States Government to supervise and finance certain types of activities.  Securities issued by these agencies, while not direct obligations of the United States Government, are either backed by the full faith and credit of the United States (e.g., GNMA securities) or supported by the issuing agencies’ right to borrow from the Treasury.  The securities issued by other agencies are supported only by the credit of the instrumentality (e.g., Tennessee Valley Authority securities).  U.S. government agency securities represent a higher risk of default than U.S. government securities.

Federal National Mortgage Association (“Fannie Mae”) is a government-sponsored corporation owned entirely by private stockholders.  Fannie Mae is regulated by the Secretary of Housing and Urban development.  Fannie Mae purchases conventional mortgages from a list of approved sellers and service providers, including state and federally-chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers.  Securities issued by Fannie Mae are agency securities, which means Fannie Mae, but not the U.S. government, guarantees their timely payment of principal and interest.

Federal Home Loan Mortgage Corporation (“Freddie Mac”) is a corporate instrumentality of the U.S. government whose stock is owned by the twelve Federal Home Loan Banks.  Congress created Freddie Mac in 1970 to increase the availability of mortgage credit for residential housing.  Freddie Mac issues Participation Certificates (PCs) which represent interests in conventional mortgages.  Like Fannie Mae, Freddie Mac guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury, while the U.S. government provides financial support to such U.S. government-sponsored federal agencies, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.

On September 7, 2008, the U.S. Treasury announced a federal takeover of Fannie Mae and Freddie Mac, placing the two federal instrumentalities in conservatorship. Under the takeover, the U.S. Treasury agreed to acquire $1 billion of senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality (the "Senior Preferred Stock Purchase Agreement" or
"Agreement"). Under the Agreement, the U.S. Treasury pledged to provide up to $200 billion per instrumentality as needed, including the contribution of cash capital to the instrumentalities in the event their liabilities exceed their assets. This was intended to ensure that the instrumentalities maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. On December 24, 2009, the U.S. Treasury announced that it was amending the Agreement to allow the $200 billion cap on the U.S. Treasury's funding commitment to increase as necessary to accommodate any cumulative reduction in net worth over the next three years. As a result of this Agreement, the investments of holders of mortgage-backed securities and other obligations issued by Fannie Mae and Freddie Mac are protected.

U.S. Government Securities.  Bills, notes and bonds issued by the U.S. Government and backed by the full faith and credit of the United States.

U.S. Treasury Obligations.  Bills, notes, bonds, and other debt obligations issued by the U.S. Treasury, and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities (“STRIPS”).  Under the STRIPS program, the Fund will be able to have its beneficial ownership of securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.  When U.S. Treasury obligations have been stripped of their unmatured interest coupons by the holder, the stripped coupons are sold separately or grouped with other coupons with like maturity dates and sold in such bundled form.  The principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments.  Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the securities that the Treasury sells itself.  Other facilities are available to facilitate the transfer of ownership of non-Treasury securities by accounting separately for the beneficial ownership of particular interest coupon and corpus payments on such securities through a book-entry record-keeping system.

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Variable and Floating Rate Instruments.  Certain of the obligations purchased by the Fund may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes.  Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices, such as a Federal Reserve composite index.  The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes.  There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates.  A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such securities.

Zero Coupon Bonds.  These securities make no periodic payments of interest, but instead are sold at a discount from their face value.  When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the issue price and their value at maturity.  The amount of the discount rate varies depending on factors including the time remaining until maturity, prevailing interest rates, the security’s liquidity and the issuer’s credit quality.  The market value of zero coupon securities may exhibit greater price volatility than ordinary debt securities because a stripped security will have a longer duration than an ordinary debt security with the same maturity.  The Fund’s investments in pay-in-kind, delayed and zero coupon bonds may require it to sell certain of its portfolio securities to generate sufficient cash to satisfy certain income distribution requirements.

Factors Affecting the Value of Debt Securities.  The total return of a debt instrument is composed of two elements: the percentage change in the security’s price and interest income earned.  The yield to maturity of a debt security estimates its total return only if the price of the debt security remains unchanged during the holding period and coupon interest is reinvested at the same yield to maturity.  The total return of a debt instrument, therefore, will be determined not only by how much interest is earned, but also by how much the price of the security and interest rates change.  The value of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates, decreases in real estate values and early repayment of principal on some mortgage-related securities that may expose the Fund to a lower rate of return upon reinvestment of principal.  The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.  Additionally, although certain mortgages and mortgage-related securities are supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

Interest Rates.  The price of a debt security generally moves in the opposite direction from interest rates (i.e., if interest rates go up, the value of the bond will go down, and vice versa).

Prepayment Risk.  This risk affects mainly mortgage-backed securities.  Unlike other debt securities, falling interest rates can hurt mortgage-backed securities, which may cause your share price to fall.  Lower rates motivate people to pay off mortgage-backed and asset-backed securities earlier than expected.  The Fund may then have to reinvest the proceeds from such prepayments at lower interest rates, which can reduce its yield.  The unexpected timing of mortgage and asset-backed prepayments caused by the variations in interest rates may also shorten or lengthen the average maturity of the Fund.  If left unattended, drifts in the average maturity of the Fund can have the unintended effect of increasing or reducing the effective duration of the Fund, which may adversely affect the expected performance of the Fund.

Extension Risk.  The other side of prepayment risk occurs when interest rates are rising.  Rising interest rates can cause the Fund’s average maturity to lengthen unexpectedly due to a drop in mortgage prepayments.  This would increase the sensitivity of the Fund to rising rates and its potential for price declines.  Extending the average life of a mortgage-backed security increases the risk of depreciation due to future increases in market interest rates.  For these reasons, mortgage-backed securities may be less effective than other types of U.S. government securities as a means of “locking in” interest rates.

Credit Ratings.  Coupon interest is offered to shareholders of debt securities as compensation for assuming risk, although short-term Treasury securities, such as 3-month treasury bills, are considered “risk free.” Corporate securities offer higher yields than Treasury securities because their payment of interest and complete repayment of principal is less certain.  The credit rating or financial condition of an issuer may affect the value of a debt security.  Generally, the lower the quality rating of a security, the greater the risks that the issuer will fail to pay interest and return principal.  To compensate shareholders for taking on increased risk, issuers with lower credit ratings usually offer their shareholders a higher “risk premium” in the form of higher interest rates above comparable Treasury securities.

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Changes in shareholder confidence regarding the certainty of interest and principal payments of a corporate debt security will result in an adjustment to this “risk premium.” If an issuer’s outstanding debt carries a fixed coupon, adjustments to the risk premium must occur in the price, which affects the yield to maturity of the bond.  If an issuer defaults or becomes unable to honor its financial obligations, the bond may lose some or all of its value.

A security rated within the four highest rating categories by a rating agency is called “investment-grade” because its issuer is more likely to pay interest and repay principal than an issuer of a lower rated bond.  Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.  If a security is not rated or is rated under a different system, the Adviser or sub-adviser may determine that it is of investment-grade.  The Adviser or sub-adviser may retain securities that are downgraded, if it believes that keeping those securities is warranted.

Debt securities rated below investment-grade (junk bonds) are highly speculative securities that are usually issued by smaller, less credit worthy and/or highly leveraged (indebted) companies.  A corporation may issue a junk bond because of a corporate restructuring or other similar event.  Compared with investment-grade bonds, junk bonds carry a greater degree of risk and are less likely to make payments of interest and principal.  Market developments and the financial and business condition of the corporation issuing these securities influences their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities.  Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause the Fund to experience sudden and substantial price declines.  A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.

Rating agencies are organizations that assign ratings to securities based primarily on the rating agency’s assessment of the issuer’s financial strength.  The Fund currently uses ratings compiled by Moody’s Investor Services (“Moody’s”), Standard and Poor’s Ratings Services (“S&P”), and Fitch.  Credit ratings are only an agency’s opinion, not an absolute standard of quality, and they do not reflect an evaluation of market risk.  The section “Bond Ratings” contains further information concerning the ratings of certain rating agencies and their significance.

The Adviser or Sub-Adviser may use ratings produced by ratings agencies as guidelines to determine the rating of a security at the time the Fund buys it.  A rating agency may change its credit ratings at any time.  The Adviser or Sub-Adviser monitors the rating of the security and will take appropriate actions if a rating agency reduces the security’s rating.  The Fund is not obligated to dispose of securities whose issuers subsequently are in default or which are downgraded below the above-stated ratings.  The Fund may invest in securities of any rating.

SHORT-TERM INVESTMENTS

Bankers’ Acceptance. A bill of exchange or time draft drawn on and accepted by a commercial bank.  It is used by corporations to finance the shipment and storage of goods and to furnish dollar exchange.  Maturities are generally six months or less.

Bank Obligations. The Fund will only invest in a security issued by a commercial bank if the bank:

•	Has total assets of at least $1 billion, or the equivalent in other currencies; and

•	Is either a U.S. bank and a member of the Federal Deposit Insurance Corporation; or

•	Is a foreign branch of a U.S. bank and the Adviser believes the security is of an investment quality comparable with other debt securities that the Fund may purchase.

•
Certificates of Deposit. A negotiable interest bearing instrument with a specific maturity.  Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity.  Certificates of deposit generally carry penalties for early withdrawal and may therefore be considered illiquid.

Commercial Paper and Other Cash Equivalents.  The Fund may invest a significant portion of its assets in commercial paper and other cash equivalents.  Commercial paper is the term for short-term promissory notes issued by domestic corporations to meet current working capital needs.  Commercial paper may be unsecured by the corporation's assets but may be backed by a letter of credit from a bank or other financial institution.  The letter of credit enhances the paper's creditworthiness.  The issuer is directly responsible for payment but the bank “guarantees” that if the note is not paid at maturity by the issuer, the bank will pay the principal and interest to the buyer.   Commercial paper is sold either in an interest-bearing form or on a discounted basis, with maturities not exceeding 270 days.

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Demand Instruments. Certain instruments may involve a conditional or unconditional demand feature which permits the holder to demand payment of the principal amount of the instrument.  Demand instruments may include variable amount master demand notes.

Time Deposits.  A non-negotiable receipt issued by a bank in exchange for the deposit of funds.  Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market.  Time deposits with a withdrawal penalty are considered to be illiquid securities.

FOREIGN SECURITIES AND DEPOSITARY RECEIPTS

The Fund may invest in foreign securities.  Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies.  These risks and considerations include differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign portfolio transactions, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investment in foreign countries and potential restrictions on the flow of international capital and currencies.  Foreign issuers may also be subject to less government regulation than U.S. companies.  Moreover, the dividends and interest payable on foreign securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to the Fund’s shareholders.  Further, foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility.  Changes in foreign exchange rates will affect, favorably or unfavorably, the value of those securities which are denominated or quoted in currencies other than the U.S. dollar.

Investments in emerging markets may be considered speculative, and therefore may offer higher potential for gains and losses than investments in developed markets of the world.  With respect to any emerging country, there may be greater potential for nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic developments (including war) which could affect adversely the economies of such countries or the value of the Fund’s investments in those countries.  In addition, it may be difficult to obtain and enforce a judgment in the courts of such countries.  Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

American Depositary Receipts (ADRS), European Depositary Receipts (EDRS), and Global Depositary Receipts (GDRS). ADRs are securities, typically issued by a U.S. financial institution (a “Depositary”) that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the Depositary.  EDRs are receipts issued by non-U.S. banks or trust companies and foreign branches of U.S. banks that evidence ownership of the underlying foreign securities.  GDRs, which are sometimes referred to as Continental Depositary Receipts (CDRs), are securities, typically issued by a non-U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by either a U.S. or foreign issuer.  ADRs, EDRs, GDRs and CDRs may be available for investment through “sponsored” or “unsponsored” facilities.  A sponsored facility is established jointly by the issuer of the security underlying the receipt and a Depositary, whereas an unsponsored facility may be established by a Depositary without participation by the issuer of the receipt’s underlying security.

Holders of an unsponsored depositary receipt generally bear all the costs of the unsponsored facility.  The Depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through to the holders of the receipts voting rights with respect to the deposited securities.

European Economic and Monetary Union. The European Union (“EU”) is an intergovernmental and supranational union of many European countries, each known as a member state. One of the key activities of the EU is the establishment and administration of a common single market, consisting of, among other things, a single currency and a common trade policy. In order to pursue this goal, member states established, among other things, the European Economic and Monetary Union (“EMU”) which sets out different stages and commitments that member states follow, including the adoption of a single currency, the euro. The euro could adversely affect the value of securities held by the Fund because as the euro is implemented as the common currency, there may be changes in the relative value of the U.S. dollar and other major currencies, as well as possible adverse tax consequences.  In addition, the introduction of the euro may affect the fiscal and monetary levels of participating EMU countries and may also increase price competition among business firms within EMU countries and between businesses in EMU and non-EMU countries.  These uncertainties raise the possibility of increased volatility in the financial markets of the affected countries.

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OTHER PERMITTED INVESTMENTS

Borrowing.  The Fund may borrow money for investment purposes. Borrowing for investment purposes is one form of leverage. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk, but also increases investment opportunity. Because  substantially all of the Fund's assets will fluctuate in value, whereas the  interest obligations on borrowings may be fixed, the net asset value per share  ("NAV") of the Fund will increase more when the Fund's portfolio assets  increase  in value and decrease more when the Fund's portfolio assets decrease in value  than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. The Fund intends to use leverage during periods when the Adviser or the Sub-Adviser believes that the Fund's investment objective would be furthered.

The Fund may also borrow money to facilitate management of the Fund's portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Such borrowing is not for investment purposes and will be repaid by the borrowing Fund promptly. As required by the 1940 Act, the Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of the Fund's assets should fail to meet this 300% coverage test, the Fund, within three days (not including Sundays and holidays), will reduce the amount of the Fund's borrowings to the extent necessary to meet this 300% coverage requirement. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.

In addition to the foregoing, the Fund is authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of the Fund's total assets. Borrowings for extraordinary or emergency purposes are not subject to the foregoing 300% asset coverage requirement. While the Fund does not anticipate doing so, the Fund is authorized to pledge (I.E., transfer a security interest in) portfolio securities in an amount up to one-third of the value of the Fund's total assets in connection with any borrowing.

Initial Public Offerings (IPOs).  The Fund may invest a portion of its assets in securities of companies offering shares in IPOs.  IPOs may have a magnified performance impact on the Fund with a small asset base.  The impact of IPOs on the Fund’s performance likely will decrease as the Fund’s asset size increases, which could reduce the Fund’s total returns.  IPOs may not be consistently available to the Fund for investing, particularly as the Fund’s asset base grows.  Because IPO shares frequently are volatile in price, the Fund may hold IPO shares for a very short period of time.  This may increase the turnover of the Fund and may lead to increased expenses for the Fund, such as commissions and transaction costs.  By selling shares, the Fund may realize taxable gains it will subsequently distribute to shareholders.  In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time.  The limited number of shares available for trading in some IPOs may make it more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices.  Shareholders in IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.

The Fund’s investment in IPO shares may include the securities of unseasoned companies (companies with less than three years of continuous operations), which presents risks considerably greater than common stocks of more established companies.  These companies may have limited operating histories and their prospects for profitability may be uncertain.  These companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets and economic conditions.  They may be more dependent on key managers and third parties and may have limited product lines.

Interfund Loans.  The Fund may lend uninvested cash up to 15% of its net assets to other current and future Affiliated Funds and the Fund may borrow from other Affiliated Funds to the extent permitted under the Fund’s investment restrictions.  If the Fund has borrowed from other Affiliated Funds and has aggregate borrowings from all sources that exceed 10% of such Fund’s total assets, the Fund will secure all of its loans from other Affiliated Funds by pledging securities or other Fund assets whose value equals or exceeds 102% of the aggregate outstanding borrowing amount.  The ability of the Fund to lend its securities to other Affiliated Funds is subject to certain other terms and conditions contained in an exemptive order issued by the SEC to Old Mutual Funds II and Old Mutual Capital.  Borrowing creates leverage and can magnify the Fund’s losses, which risk is mitigated by limiting the amount that the Fund can borrow.  For more information about the Fund’s borrowing limitations, see number 2 of the “Investment Limitations – Non-Fundamental Restrictions” section of this SAI.

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Investment Company Shares.  The Fund may acquire securities of other investment companies, subject to the limitations of the 1940 Act.  Subject to certain exceptions, applicable regulations prohibit the Fund from acquiring the securities of other investment companies that are not “part of the same group of investment companies” if, as a result of such acquisition; (i) the Fund owns more than 3% of the total voting stock of the company; (ii) more than 5% of the Fund’s total assets are invested in securities of any one investment company; or (iii) more than 10% of the total assets of the Fund are invested in securities (other than treasury stock) issued by all investment companies. Should the Fund purchase securities of other investment companies, shareholders may incur additional management, advisory, and distribution fees.

Securities of other investment companies that may be purchased by the Fund include Exchange-traded funds (“ETFs”).  An ETF is a type of index fund that trades like a common stock and represent a fixed portfolio of securities designed to track a particular market index.  The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market pending the purchase of individual securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities it is designed to track, although the potential lack of liquidity of an ETF could result in it being more volatile.  Additionally, ETFs have management fees which increase their costs.  The Fund may invest in ETFs that are registered investment companies, with the same percentage limitations as investments in other registered investment companies.

The Fund may invest any amount, pursuant to Rule 12d1-1 under the 1940 Act, in affiliated or unaffiliated investment companies that hold themselves out as “money market funds” and which operate in accordance with Rule 2a-7 under the 1940 Act.  The Fund’s purchase of securities of other investment companies may result in the payment of additional management and distribution fees.  The fees payable by the Fund with respect to investment of its cash reserves in a money market fund are included in a separate line item in the Acquired Fund Fees and Expenses in the Fund’s annual Fees and Expenses tables if they are at least 0.01% of the Fund’s average net assets.

Investment in the Subsidiary.  The Fund may invest up to 25% of its total assets in the Subsidiary. The Subsidiary is expected to invest primarily in commodity futures, but it may also invest in other futures and in fixed income securities and other investments intended to serve as margin or collateral for the Subsidiary’s derivative positions.  The Subsidiary is not registered under the 1940 Act, but is subject to certain of the investor protections of the 1940 Act, as noted in this SAI. The Fund, as the sole shareholder of the Subsidiary, will not have all of the protections offered to investors in registered investment companies. However, because Fund wholly owns and controls the Subsidiary, and the Fund and Subsidiary are managed by the Advisor, it is unlikely that a Subsidiary will take action contrary to the interests of its parent Fund or the Fund's shareholders. The Board has oversight responsibility for the investment activities of Fund, including its investment in the Subsidiary, and the Fund's role as the sole shareholder of the respective Subsidiary. Also, in managing the Subsidiary's portfolio, the Advisor will be subject to the same investment restrictions and operational guidelines that apply to the management of the Fund.

Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, could result in the inability of the Fund and/or the Subsidiary to operate as described in this SAI and could negatively affect the Fund and its shareholders. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax,  estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

Municipal Lease Obligations.  The Fund may invest in municipal lease obligations.  Although a municipal lease obligation does not constitute a general obligation of the municipality for which the municipality’s taxing power is pledged, a municipal lease obligation is ordinarily backed by the municipality’s covenant to budget for, appropriate and make the payments due under the municipal lease obligation.  However, certain lease obligations contain “non-appropriation” clauses which provide that the municipality has no obligation to make lease or clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis.  Although “non-appropriation” lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult.  In addition, the tax treatment of such obligations in the event of non-appropriation is unclear.

Over-The-Counter Securities.  The Fund may invest in over-the-counter stocks.  In contrast to the securities exchanges, the over-the-counter market is not a centralized facility that limits trading activity to securities of companies which initially satisfy certain defined standards.  Generally, the volume of trading in an unlisted or over-the-counter common stock is less than the volume of trading in a listed stock.  This means that the depth of market liquidity of some stocks in which the Fund invests may not be as great as that of other securities and, if the Fund were to dispose of such a stock, they might have to offer the shares at a discount from recent prices, or sell the shares in small lots over an extended period of time.

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Pooled Investment Vehicles.  The Fund may invest in the securities of pooled vehicles that are not investment companies. These pooled vehicles typically hold commodities, such as gold or oil, currency, or other property that is itself not a security. If the Fund invests in, and thus is a shareholder of, a pooled vehicle, the Fund's shareholders will indirectly bear the Fund's proportionate share of the fees and expenses paid by the pooled vehicle, including any applicable advisory fees, in addition to both the management fees payable directly by the Fund to the Fund's Advisor and the other expenses that the Fund bears directly in connection with its own operations.

Rule 144A Securities. In recent years, a large institutional market has developed for certain securities that are not registered under the 1933 Act.  Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend on an efficient institutional market in which such unregistered securities can readily be resold or on an issuer's ability to honor a demand for repayment.  Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

Rule 144A under the 1933 Act establishes a “safe harbor” from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers.  The Fund may invest in Rule 144A securities that may or may not be readily marketable.  Rule 144A securities are readily marketable if institutional markets for the securities develop that provide both readily ascertainable values for the securities and the ability to liquidate the securities when liquidation is deemed necessary or advisable.  However, an insufficient number of qualified institutional buyers interested in purchasing a Rule 144A security held by the Fund could affect adversely the marketability of the security.  In such an instance, the Fund might be unable to dispose of the security promptly or at reasonable prices.

Under the supervision of the Board, the Adviser or sub-advisers determine the liquidity of the Trust’s investments and, through reports from the Adviser or sub-advisers, the Board monitors investments in illiquid instruments.  In determining the liquidity of the Fund’s investments, the Adviser or Sub-Adviser may consider various factors including: (i) the frequency of trades and quotations; (ii) the number of dealers and prospective purchasers in the marketplace; (iii) dealer undertakings to make a market; (iv) the nature of the security (including any demand or tender features); and (v) the nature of the market place for trades (including the ability to assign or offset the Fund’s rights and obligations relating to the investment).  In the absence of market quotations, illiquid investments are priced at fair value as determined in good faith by a committee appointed by the Board.  If, through a change in values, net assets or other circumstances, the Fund was in a position where more than 15%  of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.

Securities Lending.  The Fund may lend a portion of its total assets to broker-dealers or other financial institutions.  It may then reinvest the collateral it receives in short-term securities and money market funds.  If the Fund lends its securities, it will follow the following guidelines:

•	The borrower must provide collateral at least equal to the market value of the securities loaned;

•	The collateral must consist of cash, an irrevocable letter of credit issued by a domestic U.S. bank or securities issued or guaranteed by the U.S. government;

•	The borrower must add to the collateral whenever the price of the securities loaned rises (i.e., the borrower “marks to the market” on a daily basis);

•	The Fund must be able to terminate the loan at any time;

•	The Fund must receive reasonable interest on the loan (which may include the Fund investing any cash collateral in interest bearing short-term investments); and

•	The Fund must determine that the borrower is an acceptable credit risk.

These risks are similar to the ones involved with repurchase agreements.  When the Fund lends securities, there is a risk that the borrower will become financially unable to honor its contractual obligations.  If this happens, the Fund could:

•	Lose its rights in the collateral and not be able to retrieve the securities it lent to the borrower; and

•	Experience delays in recovering its securities.

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Securities That Are Not Readily Marketable.  The Fund may invest up to 15% of the value of its net assets, measured at the time of investment, in investments that are not readily marketable.  A security which is not “readily marketable” is generally considered to be a security that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which it is valued.

Subject to the foregoing 15% limitation, the Fund may invest in restricted securities.  “Restricted” securities generally include securities that are not registered under the Securities Act of 1933, as amended (the “1933 Act”), and are subject to legal or contractual restrictions upon resale.  Restricted securities nevertheless may be “readily marketable” and can often be sold in privately negotiated transactions or in a registered public offering.  There are an increasing number of securities being issued without registration under the 1933 Act for which a liquid secondary market exists among institutional investors such as the Fund.  These securities are often called “Rule 144A” securities (see discussion below).

The Fund may not be able to dispose of a security that is not “readily marketable” at the time desired or at a reasonable price. In addition, in order to resell such a security, the Fund might have to bear the expense and incur the delays associated with effecting registration. In purchasing such securities, no Fund intends to engage in underwriting activities, except to the extent the Fund may be deemed to be a statutory underwriter under the 1933 Act in disposing of such securities.

Senior Securities.  The term “senior security,” as defined in Section 18(g) of the 1940 Act, means any bond, debenture, note, or similar obligation or instrument constituting a security and evidencing indebtedness, and any stock of a class having priority over any other class as to distribution of assets or payment of dividends; and “senior security representing indebtedness” means any senior security other than stock.

The term “senior security” shall not include any promissory note or other evidence of indebtedness issued in consideration of any loan, extension, or renewal thereof, made by a bank or other person and privately arranged, and not intended to be publicly distributed; nor shall such term include any such promissory note or other evidence of indebtedness in any case where such a loan is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of the issuer at the time when the loan is made.  A loan shall be presumed to be for temporary purposes if it is repaid within sixty days and is not extended or renewed; otherwise it shall be presumed not to be for temporary purposes.  Any such presumption may be rebutted by evidence.

Short Sales.

Description of Short Sales.  A security is sold short when the Fund sells a security it does not own.  To sell a security short, the Fund must borrow the security from someone else to deliver it to the buyer.  The Fund then replaces the borrowed security by purchasing it at the market price at or before the time of replacement.  Until it replaces the security, the Fund repays the person that lent it the security for any interest or dividends that may have accrued during the period of the loan

The Fund can lose money if the price of the security it sold short increases between the date of the short sale and the date on which the Fund replaces the borrowed security.  Likewise, the Fund can profit if the price of the security declines between those dates.

To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold.  The Fund will incur transaction costs in effecting short sales.  The Fund’s gains and losses will be decreased or increased, as the case may be, by the amount of the premium, dividends, interest, or expenses the Fund may be required to pay in connection with a short sale.

The broker will retain the net proceeds of the short sale to the extent necessary to meet margin requirements until the short position is closed out.

Short Sales Against the Box.  In addition, the Fund may engage in short sales “against the box.” In a short sale against the box, the Fund agrees to sell at a future date a security that it either currently owns or has the right to acquire at no extra cost.  The Fund will incur transaction costs to open, maintain and close short sales against the box.

Restrictions on Short Sales.  The Fund will not short sell a security if:

•	After giving effect to such short sale, the total market value of all securities sold short would exceed 33.3% of the value of the Fund’s net assets; or

•	Such securities would constitute more than 2% of any class of the issuer’s securities.

Whenever the Fund sells a security short, its custodian segregates an amount of cash or liquid securities equal to the market price of the securities sold short.  The segregated assets are marked to market daily in an attempt to ensure that the amount deposited in the segregated account is at least equal to the market value of the securities sold short.

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Stand-By Commitments.  When the Fund purchases municipal obligations, it may also acquire stand-by commitments from banks and broker-dealers with respect to such municipal obligations.  A stand-by commitment is the equivalent of a put option acquired by the Fund with respect to a particular municipal obligation held in its portfolio.  A stand-by commitment is a security independent of the municipal obligation to which it relates.  The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances relating to a change in market value, would be substantially the same as the value of the underlying municipal obligation.  A stand-by commitment might not be transferable by the Fund, although it could sell the underlying municipal obligation to a third party at any time.

The Fund expects that stand-by commitments generally will be available without the payment of direct or indirect consideration.  However, if necessary and advisable, the Fund may pay for stand-by commitments either separately in cash or by paying a higher price for portfolio securities which are acquired subject to such a commitment (thus reducing the yield to maturity otherwise available for the same securities).  The total amount paid in either manner for outstanding stand-by commitments held by the Fund will not exceed 10% of the value of the Fund’s total assets calculated immediately after each stand-by commitment is acquired.  The Fund will enter into stand-by commitments only with banks and broker-dealers that, in the judgment of the Adviser or sub-adviser, as the case may be, present minimal credit risks.

When-Issued and Delayed-Delivery Securities. When-issued and delayed-delivery securities are securities subject to settlement on a future date.  For fixed income securities, the interest rate realized on when-issued or delayed-delivery securities is fixed as of the purchase date and no interest accrues to the Fund before settlement.  These securities are subject to market fluctuation due to changes in market interest rates and will have the effect of leveraging the Fund’s assets.  The Fund is permitted to invest in when-issued securities where such purchases are for investment and not for leveraging purposes.  the or more segregated accounts will be established with the Custodian, and the Fund will maintain liquid assets in such accounts in an amount at least equal in value to the Fund’s commitments to purchase when-issued securities.  The Fund uses segregated accounts to offset leverage risk.

Other Investments.  Subject to prior disclosure to shareholders, the Board may, in the future, authorize the Fund to invest in securities other than those listed here and in the prospectuses, provided that such investment would be consistent with the respective Fund’s investment objective and that it would not violate any fundamental investment policies or restrictions applicable to the Fund.

ADDITIONAL INVESTMENT INFORMATION

PORTFOLIO TURNOVER

In general, the Advisor manages the Fund without regard to restrictions on portfolio turnover. The Fund's investment strategies may, however, produce relatively high portfolio turnover rates. The use of certain derivative instruments with relatively short maturities are excluded from the calculation of portfolio turnover. Nevertheless, the use of futures contracts will ordinarily involve the payment of commissions to futures commission merchants. To the extent that the Fund uses derivatives, they generally will be short-term derivative instruments. As a result, the Fund's reported portfolio turnover may be low despite relatively high portfolio activity which would, in turn, produce correspondingly greater expenses for the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Generally, the higher the rate of portfolio turnover of the Fund, the higher these transaction costs borne by the Fund and its long-term shareholders generally will be. Such sales may result in the realization of taxable capital gains (including short-term capital gains which are generally taxed to shareholders at ordinary income tax rates) for certain taxable shareholders. To the extent portfolio turnover is attributable to frequent redemptions, the redemption fees charged on such frequent redemptions and collected by the Fund will offset the transaction costs associated with such portfolio turnover.

"Portfolio Turnover Rate" is defined under the rules of the SEC as the lesser of the value of the securities purchased or of the securities sold, excluding all securities whose maturities at the time of acquisition were one-year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with a remaining maturity of less than one-year are excluded from the calculation of the portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts in which the Fund invests because such contracts generally have a remaining maturity of less than one-year.

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PORTFOLIO HOLDINGS DISCLOSURE POLICY

The Trust and Old Mutual Capital have adopted a Portfolio Holdings Communication Policy (the “Holdings Policy”) to safeguard holdings information with respect to each of the Trust’s portfolios (the “Old Mutual Funds). Under the Holdings Policy, holdings information related to each Old Mutual Fund, including the Fund, including the top holdings, will normally be made available to the general public at oldmutualfunds.com on the 15th calendar day after the end of each calendar quarter. Certain entities or individuals that provide services to the Trust or the Adviser may receive portfolio holdings information prior to and more frequently than the public disclosure of such information (“non-standard disclosure”), as described below.

As part of the normal investment activities of each Old Mutual Fund, non-public portfolio holdings information may be provided to the Trust’s service providers which have contracted to provide services to the Trust (including the Custodian, Adviser, Sub-Administrator, broker-dealers in connection with the purchase or sale of securities or requests for price quotations or bids, counsel to the Trust or the independent Trustees, the Trust’s auditors, and certain others).  These service providers are required to maintain the confidentiality of the information disclosed either by explicit agreement or by virtue of their respective duties to the Trust. Other entities and individuals that may receive non-standard disclosure of portfolio holdings information include the Trust’s independent Trustees, in connection with their regular duties, regulatory authorities and parties to litigation.

Under the Holdings Policy, non-standard disclosure of portfolio holdings information may also be provided to entities that provide a service to Old Mutual Capital, provided that the service is related to the investment advisory services that Old Mutual Capital provides to the Trust.  Such disclosure may only be made subject to the following conditions:

•	a written request for non-standard disclosure must be submitted to and approved in writing by either Old Mutual Capital’s chief compliance officer, general counsel or chief investment officer;

•	the request must relate to an appropriate business purpose; and

•
the holdings information is disclosed pursuant to the terms of a written confidentiality agreement between Old Mutual Capital and the recipient of the holdings information, unless such party is a regulatory or other governmental entity.

These conditions are intended to ensure that non-standard disclosure is only made when it is in the best interest of shareholders and to avoid any potential conflicts of interest. In addition, any conflicts of interest in granting a request to permit non-standard disclosure are mitigated by requiring the recipient to enter into a written confidentiality agreement prior to receipt of such information. In addition, conflicts of interest are further monitored by the fact that Old Mutual Capital regularly presents to the Trust’s Board the list of recipients of non-standard disclosure of portfolio holdings information (other than regular service providers described above).

Old Mutual Capital, its affiliates and the Trust will not knowingly or intentionally enter into any arrangements with third-parties from which they derive consideration for the disclosure of non-public holdings information. If, in the future, Old Mutual Capital or its affiliates desire to make such arrangements, the appropriate party would seek prior Board approval and such arrangements would be disclosed in this SAI.

Listed below are the entities that currently receive non-standard disclosure of portfolio holdings information. None of the Trust, Old Mutual Capital, or any other entity receives any compensation or other consideration in connection with each such arrangement.

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Entity Name	Frequency of Holdings Disclosure	Restrictions on Use of Holdings Information
FactSet Research Systems, Inc.	Full holdings are disclosed on a daily basis.
Holdings information may only be used for the specific and legitimate business purpose to which the parties agreed.  All holdings information is subject to a confidentiality agreement and there is a prohibition of trading based on the information received.

Old Mutual Fund Services	Full holdings are disclosed on a daily basis.
Holdings information may only be used for the specific and legitimate business purpose to which the parties agreed. All holdings information is subject to a confidentiality agreement and there is a prohibition of trading based on the information received.

Ibbotson Associates Advisors, LLC	Full holdings are disclosed on a daily basis.
Holdings information may only be used for the specific and legitimate business purpose to which the parties agreed. All holdings information is subject to a confidentiality agreement and there is a prohibition of trading based on the information received.

Gordon, Haskett & Co.	Full holdings are disclosed on a daily basis.
Holdings information may only be used for the specific and legitimate business purpose to which the parties agreed. All holdings information is subject to a confidentiality agreement and there is a prohibition of trading based on the information received.

Bloomberg	Top 10 fund holdings are disclosed 25 days after the end of each calendar month.
Holdings information may only be used for the specific and legitimate business purpose to which the parties agreed. All holdings information is subject to a confidentiality agreement and there is a prohibition of trading based on the information received.

The Bank of New York Mellon	Full holdings are disclosed on a daily basis.
Holdings information may only be used for the specific and legitimate business purpose to which the parties agreed. All holdings information is subject to a confidentiality agreement and there is a prohibition of trading based on the information received.

RiskMetrics Group / ISS	Full holdings are disclosed on a daily basis.
Holdings information may only be used for the specific and legitimate business purpose to which the parties agreed. All holdings information is subject to a confidentiality agreement and there is a prohibition of trading based on the information received.

Standard & Poors	Full holdings are disclosed on a weekly basis.
Holdings information may only be used for the specific and legitimate business purpose to which the parties agreed. All holdings information is subject to a confidentiality agreement and there is a prohibition of trading based on the information received.

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TRUSTEES AND OFFICERS OF THE TRUST

MANAGEMENT OF THE TRUST

The management and affairs of the Trust are supervised by the Board under the laws of the State of Delaware.  The Board has approved contracts under which, as described above, certain companies provide essential management services to the Trust.  The Board is responsible for approving the Fund’s investment goals, policies, and investment strategies, as well as any amendments thereto recommended by the Adviser.  The Board also oversees the operation of the Trust by its officers and various service providers as they affect the Fund, but they do not actively participate in the day-to-day operation of or decision making process related to the Fund.

The Trustees have no official term of office and generally serve until they reach the mandated retirement age of 72, resign, or are not reelected.  The Trustees and executive officers of the Trust and their principal occupations for the last five years or that are relevant to their duties as Trustees, are set forth below.  Each may have held other positions with the named companies during that period.  The address for each of the Trustees and executive officers of the Trust is 4643 South Ulster Street, Suite 700, Denver, Colorado 80237.

Independent Trustees

Name and Age	Position(s) Held with the Trust	Term of Office* and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in the Old Mutual Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
L. Kent Moore Age: 55	Chairman of the Board and Trustee	Since April 19, 2010	Managing Member, Eagle River Ventures, LLC (investments) since 2003. Chairman, Foothills Energy Ventures, LLC, since 2006. Partner, WillSource Enterprise, LLC (oil and gas exploration and production), 2005 to 2006. Managing Director, High Sierra Energy, LP (holding company of natural resource related businesses), 2004 to 2005. Portfolio Manager and Vice President of Janus Capital Corp., 2000 to 2002. Senior Analyst and Portfolio Manager, Marsico Capital Management, 1997 to 1999.	23
Chairman of Board and Trustee of Old Mutual Funds I since 2004. Director of TS&W/Claymore Tax-Advantaged Balanced Fund and Old Mutual/ Claymore Long Short Fund since 2004. Trustee of Old Mutual Funds III, 2008-2009.

John R. Bartholdson Age: 66	Trustee	Since 1995	Retired. Formerly Chief Financial Officer, The Triumph Group, Inc. (manufacturing), 1992 to 2007.	23
Director of ING Clarion Real Estate Income Fund from 2004 to 2009 and ING Clarion Global Real Estate Income Fund since 2004. Trustee of Old Mutual Funds I since 2004. Trustee of Old Mutual Insurance Series Fund, 1997-2009, and Old Mutual Funds III, 2008-2009.

Robert M. Hamje Age: 68	Trustee	Since April 19, 2010	Retired. Formerly President and Chief Investment Officer, TRW Investment Management Company (investment management), 1984 – 2003.	23
Trustee of Old Mutual Funds I since 2004. Director of TS&W/Claymore Tax-Advantaged Balanced Fund and Old Mutual/ Claymore Long-Short Fund since 2004. Chairman of the Board and Trustee of Old Mutual Funds III, 2008-2009.

Jarrett B. Kling Age: 68	Trustee	Since April 19, 2010	Managing Director, ING Clarion Real Estate Securities, L.P. (investment management), 1998 – present.	23
Trustee of Old Mutual Funds I since 2004.  Trustee, Hirtle Callaghan Trust since 1995; ING Clarion Real Estate Income Fund from 2004 to 2009; ING Clarion Global Real Estate Income Fund since 2004; and ING Clarion since 1998.  Trustee of Old Mutual Funds III, 2008-2009.

*	Trustee of the Trust until such time as his or her successor is duly elected and appointed.

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Advisory Trustee

Name and Age	Position(s) Held with the Trust	Term of Office* and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in the Old Mutual Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Walter W. Driver, Jr.*** Age: 66	Advisory Trustee	Since 2010	Chairman – Southeast, Goldman Sachs & Co., 2006 – present. Chairman, King & Spalding LLP (law firm), 1970 – 2006.	23	Total Systems Services, Inc., Equifax, Inc., Old Mutual Funds I (Advisory Trustee), since 2007, Old Mutual Funds I (Trustee), 2005 – 2006, and Old Mutual Funds III (Advisory Trustee), 2008 – 2009.

*	Trustee of the Trust until such time as his or her successor is duly elected and appointed.

***
Mr. Driver is considered to be an “interested person” of the Trust, as that term is defined in the 1940 Act, due to his employment at Goldman Sachs & Co. and the possibility that the Trust may execute trades with Goldman Sachs & Co. acting as principal.  As an Advisory Trustee, Mr. Driver has no voting rights.

BOARD STRUCTURE

There are currently four voting members of the Board, each of whom, including the Chairman, are not “interested persons” of the Trust, as that term is defined in the 1940 Act. The Advisory Trustee attends Board meetings at the invitation of the Board, but does not vote on any matter considered by the Board and does not serve on any Committee.  The Chairman presides at meetings of the Trustees and may call meetings of the Board and any Board committee whenever he deems it necessary. The Chairman participates in the preparation of the agenda for meetings of the Board and the identification of information to be presented to the Board with respect to matters to be acted upon by the Board. The Chairman also acts as a liaison with the Adviser, officers and attorneys for the Trust, and other Trustees generally between meetings.

The Board holds at least four regular in-person meetings each year.  The Board schedules additional meetings, either in-person or via telephone conference call, as needed.  The independent Trustees also meet outside of the presence of management during Board meetings and may meet outside of the presence of management at times when a meeting of the Board is not scheduled.  The independent Trustees are advised by “independent legal counsel” as that term is defined in the 1940 Act.  The Board has designated two standing committees, as further described below, each of which has a Chairman. The Board may also designate working groups or ad hoc committees as it deems appropriate.

The Board believes that its leadership structure is appropriate because it allows the Board to exercise informed and independent judgment over matters for which it is responsible, and it allocates areas of responsibility among committees and the full Board in a manner that it believes enhances effective oversight.  The Board considers leadership by an Independent Trustee as Chairman to promote effective independent oversight of the Trust’s operations and meaningful representation of the shareholders’ interests. The Board also believes that having a super-majority of Independent Trustees is appropriate and in the best interest of the Trust’s shareholders. However, the Board also believes that having an interested person serve on the Board provides the Board the Adviser’s perspective in managing and sponsoring the Funds which is, in the Board’s view, a critical element in its decision-making process.

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BOARD COMMITTEES

The Board has two standing committees, an Audit Committee and a Governance and Nominating Committee (“Nominating Committee”).  Currently, the members of the Audit Committee are John R. Bartholdson, Robert M. Hamje, Jarrett B. Kling, and L. Kent Moore.  The members of the Nominating Committee are John R. Bartholdson, Robert M. Hamje, Jarrett B. Kling, and L. Kent Moore.

Audit Committee

The Audit Committee, among other things, oversees the financial reporting process for the Trust, monitoring the Trust’s audit process and results.  As part of this process, the Audit Committee recommends the selection of an independent audit firm for the approval by the Board and evaluates the independent audit firm’s performance, costs, and financial stability.  During the Trust’s fiscal year ended March 31, 2011, the Audit Committee held 4 meetings.

Governance and Nominating Committee

The Nominating Committee selects and nominates those persons for membership on the Board who are disinterested Trustees, reviews and determines compensation for the disinterested Trustees and selects independent legal counsel, as set forth in Rule 0-1(a)(6) under the 1940 Act, to provide the disinterested Trustees with legal advice, as needed. The Nominating Committee shall consider nominees recommended in writing by shareholders (other than shareholders who recommend themselves) to serve as Trustees, provided: (i) that such person is a shareholder of one or more series of the Trust at the time he or she submits such names, has been a shareholder for at least one year, and is entitled to vote at the meeting of shareholders at which Trustees will be elected; and (ii) that the Nominating Committee or the Board, as applicable, shall make the final determination of persons to be nominated. The Nominating Committee shall evaluate nominees recommended by shareholders to serve as Trustees in the same manner as they evaluate nominees identified by the Committee.  During the Trust’s fiscal year ended March 31, 2011, the Nominating Committee held 4 meetings.

A shareholder who desires to recommend a nominee shall submit a request in writing by regular mail or delivery service to the following address: Old Mutual Funds II, 4643 South Ulster Drive, Suite 700, Denver, Colorado 80237, Attention: Secretary of Old Mutual Funds II. Such request shall contain (i) the name, address and telephone number of, and number of Trust shares owned by, the person or entity or group of persons or entities on whose behalf the recommendation is being made, and the related account name, number and broker or account provider name, and (ii) if any of such persons were not record owners of the Trust at the time the recommendation was submitted, verification acceptable in form and substance to the Trust of such person’s ownership of the Trust at the time the recommendation was made.

TRUSTEE QUALIFICATIONS

The Nominating Committee charter (the “Committee Charter”) describes certain desired qualities that the Committee believes are necessary and desirable for potential Independent Trustee candidates to possess. The Board believes that each Trustee possessed at the time he or she was initially elected or appointed a Trustee, and continues to possess, the desired qualities described in the Committee Charter.

The Board believes that, collectively, the Trustees and Advisory Trustee have balanced and diverse experience, skills, attributes and qualifications, which allow the Board to operate effectively in governing the Trust and protecting the interests of shareholders.  Among the attributes common to all Trustees and the Advisory Trustee are their ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with one another, the Trust's investment adviser, sub-advisers, other service providers, counsel and independent auditors, and to exercise effective business judgment in the performance of their duties as Trustees and Advisory Trustee.

The Board believes that individually, each Trustee and Advisory Trustee has considerable business and/or investment management experience through their primary occupations, serving on board(s) of investment companies or operating companies, or both.  Information about the specific business experience of each Trustee, which in each case contributed to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the Trust, is provided in the table above.

References to the qualifications, attributes and skills of the Trustees and Advisory Trustee are pursuant to requirements of the SEC, do not constitute holding out of the Board, any Trustee or the Advisory Trustee as having special expertise or experience and shall not be deemed to impose any greater responsibility or liability on any Trustee or the Advisory Trustee by reason thereof.

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RISK OVERSIGHT

The Board oversees risks to the Old Mutual Funds.  Among other things, the Board, either directly or through its Committees, monitors investment risk, compliance risk, and enterprise risk.  The Board relies on the Trusts’ Chief Compliance Officer to provide an assessment of broad risks to the Old Mutual Funds as necessary, but no less frequently than quarterly.  Any material risks are discussed as they arise, including between Board meetings when appropriate.  The Chief Compliance Officer’s assessments are provided in written reports provided to all Board members, as well as orally at Board meetings.  The Board periodically meets with investment management teams to review investment techniques and processes designed to manage investment risk (e.g., credit risk, liquidity risk, and market risk), and monitors investment risk through the receipt of reports relating to the Funds’ performance. The Board has adopted and periodically reviews compliance policies and procedures that are designed to address certain risks applicable to the Funds. The Board periodically receives reports prepared by the internal audit department of the Adviser’s parent company, which assess non-investment related risks related to the operations of the Adviser and the Distributor.  Although the Board believes that its risk oversight procedures are reasonable in relation to the number, size and complexity of the Old Mutual Funds, there is no assurance that the Board’s risk oversight structure will prevent or mitigate all risks and certain risks, such as investment risk, are inherent to the business of investing.

In addition, the Trust’s Senior Vice President reports directly and exclusively to the Board as necessary, but no less frequently than quarterly.  The Senior Vice President reports on matters relating to the Trust’s, the Adviser’s, and the Sub-Adviser’s compliance with federal and state securities laws, actual or potential conflicts of interest, fiduciary duties, and compliance policies and procedures.  In addition, the Senior Vice President reports to the Board on an annual basis regarding the reasonableness of the investment advisory fees paid by certain Funds to the Adviser and the Sub-Adviser.

BENEFICIAL OWNERSHIP OF SECURITIES

The tables below provide the dollar range of shares owned by each Trustee in the Trust and Old Mutual Complex in the aggregate, as of December 31, 2010.  The Old Mutual Complex includes the Trust and Old Mutual Funds I (“OMF I”).

Independent Trustees

Name of Trustee	Dollar Range of Equity Securities in Old Mutual Funds II	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies in the Old Mutual Fund Family Complex Overseen by Trustee
L. Kent Moore	None	[Over $100,000]
John R. Bartholdson
Old Mutual Analytic U.S. Long/Short Fund:  $10,001 - $50,000
Old Mutual Focused Fund: $10,001 - $50,000
Old Mutual Large Cap Growth Fund:  $10,001 - $50,000
Old Mutual Strategic Small Company Fund:  $1 - $10,000

[Over $100,000]
Robert M. Hamje	None	[$50,001 - $100,000]
Jarrett B. Kling	None	[$10,001 - $50,000]

Advisory Trustee

Name of Trustee	Dollar Range of Equity Securities in Old Mutual Funds II	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies in the Old Mutual Fund Family Complex Overseen by Trustee
Walter W. Driver, Jr.	None	[$10,001 - $50,000]

None of the Trustees owned securities of the Adviser, the Distributor or their affiliates as of December 31, 2010.

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TRUSTEE COMPENSATION

Each Independent Trustee receives a yearly retainer.  The Trust currently pays each Independent Trustee and the Advisory Trustee a combined yearly retainer for service on the Trust and OMF I, of $75,000 plus travel and out-of-pocket expenses incurred by the Trustees and Advisory Trustee in attending Board meetings.  The Chairman of the Boards of the Trust and OMF I receives a combined premium for both trusts of $37,500 and the Chairman of the Audit Committee receives a combined premium for both trusts of $10,000.  Annual Board fees may be reviewed periodically and changed by the Board.  The Trust has no plan or other arrangement pursuant to which any of the Trustees receive pension or retirement benefits. Therefore, none of the Trustees has estimated annual benefits to be paid by the Trust upon retirement.

Each Trustee of the Trust received the following compensation during the Funds’ fiscal year ended March 31, 2011:

Name of Person, Position	Aggregate Compensation from Trust	Pension or Retirement Benefits Accrued as Part of Trust Expenses*	Estimated Annual Benefits Upon Retirement*	Total Compensation from Trust and Trust Complex Paid to Trustees**
L. Kent Moore, Trustee	$	N/A	N/A	$ for services on two Boards
John R. Bartholdson, Trustee	$	N/A	N/A	$ for services on three Boards
Robert M. Hamje, Trustee	$	N/A	N/A	$ for services on two Boards
Jarrett Kling, Trustee	$	N/A	N/A	$ for services on two Boards
Walter W. Driver, Jr., Advisory Trustee	$	N/A	N/A	$for services on two Boards

*	The Trust has no plan or other arrangement pursuant to which the Trustees receive pension or retirement benefits.

**	Compensation expenses are allocated pro rata based on the relative net assets of each fund included in the Trust Complex.

CODE OF ETHICS

The Trust, Adviser, Sub-Advisers, and Distributor have each adopted a code of ethics pursuant to Rule 17j-1 under the 1940 Act governing personal trading by persons who manage, or who have access to, trading activity by the Funds.  The codes of ethics allow trades to be made in securities that may be held by the Fund.  However, they prohibit a person from taking advantage of trades of shares of the Fund or from acting on inside information.  In addition, the Board reviews and approves the codes of ethics of the Trust, Adviser, Sub-Advisers, and Distributor and any material amendments thereto.  The Board also reviews annual reports on issues raised under the Trust’s, Adviser’s, Sub-Advisers’, and Distributor’s codes of ethics during the previous year.

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OFFICERS

The officers of the Trust receive no direct compensation from the Trust or the Fund for their services as officers.

Name and Age*	Position Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years
Julian F. Sluyters (Age: 50)	President and Principal Executive Officer	Since 2006
Chief Executive Officer, June 2008 – present, President, October 2006 – present, and Chief Operating Officer, October 2006 – June 2008, Old Mutual Capital, Inc. President, Chief Financial Officer and Treasurer, Old Mutual Fund Services, October 2006 – present.  President, November 2008 – present, Old Mutual Investment Partners. President and Chief Executive Officer, Scudder family of funds, 2004 - December 2005.

Robert T. Kelly (Age: 41)	Treasurer and Principal Financial Officer	Since 2006
Vice President, June 2007 – present, Old Mutual Capital, Inc. and Vice President, October 2006 – present, Old Mutual Fund Services. Vice President of Portfolio Accounting, Founders Asset Management LLC, 2000 - February 2006.

Andra C. Ozols (Age: 49)	Vice President and Secretary	Since 2005
Chief Administrative Officer, September 2008 – present, Senior Vice President, Secretary, and General Counsel, July 2005 – present, Old Mutual Capital, Inc., Old Mutual Investment Partners, and Old Mutual Fund Services.  Executive Vice President, 2004 - 2005, General Counsel and Secretary, 2002 - 2005, and Vice President, 2002 - 2004, ICON Advisors, Inc. Director of ICON Management & Research Corporation, 2003 - 2005. Executive Vice President,  2004 - 2005, General Counsel and Secretary,  2002 - 2005, and Vice President,  2002 - 2004, ICON Distributors, Inc. Executive Vice President and Secretary, ICON Insurance Agency, Inc., 2004 - 2005.

Kathryn A. Burns (Age: 34)	Vice President, Chief Compliance Officer and Assistant Treasurer	Chief Compliance Officer since March 2010; Assistant Treasurer since 2006
Chief Compliance Officer, March 2010 – present, Vice President, January 2010 – present, Regulatory Reporting Manager, August 2006 – present, and Assistant Vice President, January 2009 – January 2010, Old Mutual Fund Services.  Chief Compliance Officer, March 2010 – present and Vice President, January 2010 – present, Old Mutual Capital, Inc.  Manager, 2004 - July 2006, PricewaterhouseCoopers LLP.

Kathryn L. Santoro (Age: 37)	Vice President and Assistant Secretary	Since 2007	Vice President and Associate General Counsel, January 2009 – present, and Associate Counsel, November 2005 – January 2009, Old Mutual Capital, Inc. Associate Attorney, Hall & Evans, LLC, 2004 - 2005.

*	The address for each of the officers of the Trust is 4643 South Ulster Street, Suite 700, Denver, Colorado 80237.

**	Each officer of the Trust shall serve until such time as his or her successor is duly elected and qualified.

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THE INVESTMENT ADVISER, SUB-ADVISER AND OTHER SERVICE PROVIDERS

The Adviser

The Board has approved Old Mutual Capital to serve as the investment adviser to the Fund pursuant to an Investment Management Agreement between the Trust and Old Mutual Capital (the “Management Agreement”).  The Adviser is a wholly-owned subsidiary of Old Mutual US Holdings Inc. (“OMUSH”).  OMUSH, in turn, is an indirect, wholly-owned subsidiary of Old Mutual plc (“Old Mutual”).  Old Mutual is an international financial services group based in London, with operations in life assurance, asset management, banking and general insurance.  Old Mutual’s principal offices are located at Old Mutual Place, 2 Lambeth Hill, London, EC4V 4GG, United Kingdom.  In addition to advising the Fund, the Adviser provides advisory services to Old Mutual Funds I and Old Mutual Global Funds.  The principal business address of the Adviser is 4643 S. Ulster Street, Suite 700, Denver, Colorado 80237.

In addition to providing advisory services to the Trust, the Adviser provides administrative services to the Trust (please refer to “The Administrator and Sub-Administrator” section of this SAI for more detail on administrative services). Old Mutual Investment Partners (“Distributor”), the Trust’s Distributor, is also an affiliate of the Adviser and an indirect wholly-owned subsidiary of the Adviser’s direct parent, Old Mutual (US) Holdings Inc. (please refer to “The Distributor” section of this SAI for more detail on Old Mutual Investment Partners).  Old Mutual Investment Partners also serves as distributor to Old Mutual Funds I.

The Management Agreement obligates the Adviser to: (i) provide a program of continuous investment management for the Fund in accordance with the Fund’s investment objectives, policies and limitations; (ii) make asset allocation and investment decisions for the Fund; and (iii) place orders to purchase and sell securities for the Fund, subject to the supervision of the Board.  The Management Agreement also requires the Adviser to pay its overhead and employee costs and the compensation and expenses of all its partners, officers and employees who serve as officers and executive employees of the Trust.  The Agreements provide that the Adviser is not responsible for other expenses of operating the Trust.  In addition to these advisory services, Agreements obligate Old Mutual Capital to provide the following services: (i) compliance services designed to ensure the Trust’s compliance with applicable federal and state securities laws, rules and regulations; (ii) certain legal services, including without limitation preparing, reviewing and/or filing the Trust’s regulatory reports; and (iii) regular reporting to the Board on the activities of the Trust and the Sub-Advisers. The Management Agreement also requires Old Mutual Capital to oversee the Sub-Advisers employed to provide portfolio management services to the Fund, including: overseeing the investment decisions of each Sub-Adviser and conducting ongoing performance reviews and reviewing and monitoring the portfolio trading by each Sub-Adviser, including without limitation, trade allocation policies and procedures, best execution and the use of soft dollars.  The Management Agreement provides certain limitations on the Adviser’s liability, but also provides that the Adviser shall not be protected against any liability to the Trust, the Old Mutual Funds or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Management Agreement also includes an obligation that the Adviser performs the administrative services that were previously provided to the Fund by Old Mutual Fund Services under an administrative services agreement.  These administrative services include: (i) overseeing the administration of the Trust’s, and the Fund’s, business and affairs; (ii) assisting the Trust in selecting, coordinating the activities of, supervising and acting as liaison with any other person or agent engaged by the Trust, excluding the Sub-Advisers; (iii) assisting in developing, reviewing, maintaining and monitoring the effectiveness of the Trust’s accounting policies and procedures; (iv) assisting in developing, implementing and monitoring the Trust’s use of automated systems for purchase, sale, redemption and transfer of Fund shares and the payment of sales charges and services fees; (v) responding to all inquiries from Fund shareholders or otherwise answer communications from Fund shareholders if such inquiries or communications are directed to the Adviser; and (vi) furnishing such information, reports, evaluations, analyses and opinions relating to its administrative services as the Board may reasonably request.

The Management Agreement may be terminated (i) at any time without penalty by the Trust upon the vote of a majority of the Trustees or by vote of the majority of the Trust’s outstanding voting securities upon 60 days’ written notice to the Adviser or (ii) by the Adviser at any time without penalty upon 60 days’ written notice to the Trust.  The Management Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act).

Under the Management Agreement, the Adviser is entitled to the management fee, set forth below, for providing both advisory and administrative services that is calculated daily and paid monthly at an annual rate based upon the Fund’s average daily net assets.

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Fund	Management Fee (no breakpoints)
Old Mutual 2100 Xenon Managed Futures Strategy Fund	1.15%

In June 2004, the Trust’s former adviser reached settlement agreements regarding market timing and selective disclosure actions filed by the SEC and New York Attorney General (“NYAG”).  Pursuant to these settlement agreements, the former adviser agreed to adopt additional compliance policies and procedures and meet certain corporate governance obligations (“Compliance Undertakings”).   Many of the Compliance Undertakings are more extensive than that required by current regulations, and include:  holding periodic meetings of Fund shareholders to elect directors; maintaining a Code of Ethics Oversight Committee and an Internal Compliance Controls Committee; establishing a corporate ombudsman to whom employees may communicate concerns about business matters; undergoing periodic, third-party compliance reviews; not providing advisory services to the Fund unless the Trust maintains an independent Chairman of the Board who has no impermissible relationships (as defined in the NYAG settlement agreement) and at least 75% of the Board members are independent; allowing a senior officer of the Trust to assist the Board in establishing a process to ensure that management fees are reasonable and negotiated at “arms-length”; publicly disclosing a summary of the senior officer’s evaluation and the opinions or conclusions of the Board with respect thereto; disclosing additional fee information in prospectuses and periodic account statements; and maintaining a fee/cost calculator on the Trust’s website. Because these Compliance Undertakings were intended to provide additional protection to the Fund and its shareholders, the Adviser entered into a contractual arrangement with the Trust pursuant to which the Adviser agreed to assume all such Compliance Undertakings.

The NYAG settlement stipulates that if the Compliance Undertakings required by the NYAG settlement are not met, then the former adviser shall promptly terminate its management of the Fund.  Pursuant to the Adviser’s contractual agreement to assume the Compliance Undertakings, this stipulation may also apply to the Adviser if it fails to meet the Compliance Undertakings.  In this event, the Board may be required to seek new management for the Fund or to consider other alternatives.

The Adviser has contractually agreed to waive class level expenses and fund level expenses to the extent necessary to limit the total annual operating expenses (exclusive of certain expenses such as interest, taxes, brokerage costs and commissions, dividends and interest on short sales, and other extraordinary expenses) to a specified percentage of the Fund’s average daily net assets, as set forth below:

Fund	Class Z Expense Limitation	Institutional Class Expense Limitation
Old Mutual 2100 Xenon Managed Futures Strategy Fund	1.50%	1.25%

The Fund may reimburse the Adviser for fees waived or expenses paid pursuant to the expense limitation agreements.  Pursuant to the Expense Limitation Agreement and the Extended Expense Limitation Agreement, the Adviser is entitled to reimbursement from the Fund of any fees waived or expenses reimbursed if such reimbursement does not cause the operating expenses of the Fund in the year of reimbursement to exceed the expense limitation in effect in the year for which fees are being reimbursed and the reimbursement is made within three years after the fees were waived or expenses were reimbursed.

The Subsidiary has entered into a separate contract with the Advisor for the management of the Subsidiary's portfolio. The Advisor has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Advisor by the Subsidiary. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary, and may not be terminated by the Advisor unless the Advisor first obtains the prior approval of the Fund’s Board of Trustees for such termination.

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The Sub-Adviser and the Sub-Sub-Adviser

The Trust, on behalf of the Fund, and the Adviser have entered into a sub-advisory agreement with Xenon to provide sub-advisory services to the Fund pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser (the “Xenon Sub-Advisory Agreement”).  Xenon, in turn, has entered into a sub-sub-advisory agreement (the “Dwight Sub-Sub-Advisory Agreement”) with Dwight Asset Management Company LLC (“Dwight”) to provide sub-sub-advisory services with respect to assets which are invested in money market and other short-term, high quality securities.  The Xenon Sub-Advisory Agreement and the Dwight Sub-Sub-Advisory Agreement are collectively referred to as the “Sub-Advisory Agreements”.  Wherever the expressions “Sub-Adviser” or “Sub-Advisers” are used in this SAI, they shall refer to Xenon and/or Dwight individually and/or collectively as the context permits.

The Sub-Advisory Agreements obligate the Sub-Advisers to: (i) manage the investment operations of and the composition of the Fund’s investment portfolio, including the purchase, retention and disposition thereof in accordance with the Fund’s investment objectives, policies and limitations; (ii) provide supervision of the Fund’s investments and determine from time to time what investments and securities will be purchased, retained or sold by the Fund and what portion of the assets will be invested or held uninvested in cash in accordance with the Fund’s investment objectives, policies and limitations; (iii) place orders with or through such persons, brokers or dealers to carry out the policy with respect to brokerage set forth in the Fund’s registration statement and Prospectus or as the Board or the Adviser may direct from time to time, in conformity with Federal securities laws; (iv) act in conformity with the Prospectus and the instructions of the Adviser and the Board and comply with the requirements of the 1940 Act and applicable law.  The Sub-Advisory Agreements provide certain limitations on the Sub-Adviser’s liability, but also provides that each Sub-Adviser shall not be protected against any liability to the Fund or its shareholders by reason of such Sub-Adviser’s willful misfeasance, bad faith or gross negligence the performance of its duties or from a breach of fiduciary duty with respect to the receipt of compensation for services thereunder.

The Sub-Advisory Agreements also include the following obligations: (i) make portfolio managers or other personnel available to discuss the affairs of the Fund with the Board; (ii) assist in the fair valuation of securities; (iii) provide compliance reports to the Adviser and/or the Trust; (iv) vote proxies received in accordance with applicable proxy voting policies; (v) adopt a code of ethics and provide a copy to the Trust; (vi) review draft reports to shareholders and other documents and provide comments on a timely basis; and (vii) perform other duties in connection with its sub-advisory activities.  The Sub-Advisory Agreements also prohibit the Sub-Adviser from consulting with (i) other sub-adviser to the Fund, if any (ii) other sub-advisers to an Old Mutual Fund, and (iii) other sub-advisers to a fund under common control with the Fund.

The Sub-Advisory Agreements may be terminated: (i) by the Trust at any time, without the payment of any penalty, by the vote of a majority of Trustees or by the vote of a majority of the outstanding voting securities of the Trust; (ii) by the Adviser at any time, without the payment of any penalty, on not more than 60 days’ nor less than 30 days’ written notice to the other parties; or (iii) by the Sub-Adviser at any time, without the payment of any penalty, on 90 days’ written notice to the other parties.  The Sub-Advisory Agreement shall terminate automatically and immediately in the event of its assignment as defined in the 1940 Act.

Pursuant to the Xenon Sub-Advisory Agreement, Xenon is entitled to receive from Old Mutual Capital a sub-advisory fee, based on average daily net assets of the Fund, at the rates set forth in the following table

Fund	Sub-Advisory Fee (no breakpoints)
Old Mutual 2100 Xenon Managed Futures Strategy Fund	0.70%

The actual fees paid to Xenon by the Adviser will be reduced by 61% of any waivers, reimbursement payments, supermarket fees and alliance fees waived, reimbursed or paid by the Adviser in respect of the Fund.

Pursuant to the Dwight Sub-Sub-Advisory Agreement, Dwight is entitled to receive from Xenon a sub-sub-advisory fee, based on average daily net assets of the Fund, at the rates set forth in the following table:

Fund	Sub-Sub-Advisory Fee (no breakpoints)
Old Mutual 2100 Xenon Managed Futures Strategy Fund	0.07%

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Portfolio Managers

Additional information about the portfolio managers’ investments in the Fund, a description of their compensation structure, information regarding other accounts that they manage and additional information about conflicts of interest can be found in Exhibit C to this SAI.

The Distributor

Old Mutual Investment Partners and the Trust are parties to a distribution agreement dated July 16, 2004, as amended (the “Distribution Agreement”), pursuant to which the Distributor serves as principal underwriter for the Trust.  The Distributor is a wholly-owned subsidiary of the Adviser.  Prior to July 16, 2004, the Distributor was named PBHG Fund Distributors.  The Distributor receives no compensation for serving in such capacity, except as provided in separate Distribution Plans and Service Plans for the Trust’s Class A and Class C shares (neither of which are currently offered by the Fund).  The principal business address of the Distributor is 200 Clarendon Street, 53rd Floor, Boston, MA  02116.  The Distributor is contractually required to continuously distribute the securities of the Trust.

The Distribution Agreement is renewable annually.  The Distribution Agreement may be terminated by the Distributor, by a majority vote of the Trustees who are not interested persons and have no financial interest in the Distribution Agreement or by a majority vote of the outstanding securities of the Trust upon not more than sixty (60) days’ written notice by either party or upon assignment by the Distributor.

The Distributor shall prepare and deliver written reports to the Board of the Trust on a regular basis (at least quarterly) setting forth the payments made pursuant to the Distribution Plans and Service Plan, and the purposes for which such expenditures were made, as well as any supplemental reports as the Board may from time to time reasonably request.

Class A and Class C Shares

The Trust has adopted a Distribution Plan for Class A and Class C shares pursuant to Rule 12b-1 under the 1940 Act to enable the Class A and Class C shares to directly and indirectly bear certain expenses relating to the distribution of such shares.  Class A and Class C shares are not currently offered for the Fund.

Pursuant to the Distribution Plans for Class A and Class C shares, the Trust shall pay to the Distributor a monthly fee at an annual aggregate rate not to exceed (i) 0.25% of the average net asset value of the Class A shares of each Portfolio and (ii) 0.75% of the average net asset value of the Class C shares of each Portfolio, as determined at the close of each business day during the month, which is to compensate the Distributor for services provided and expenses incurred by it in connection with the offering and sale of the Class A and Class C shares, which may include, without limitation, the payment by the Distributor to investment dealers of commissions on the sale of the Class A and Class C shares, as set forth in the then current prospectus or this SAI with respect to the Class A and Class C shares and interest and other financing costs.  The amount of such payments shall be determined by the Trust’s disinterested Trustees from time to time.  Currently, no Portfolio is paying fees pursuant to the Class A Distribution Plan.

The Trust has also adopted Service Plans to enable the Class A and Class C shares to directly and indirectly bear certain expenses relating to the shareholder servicing and/or personal account maintenance of the holders of such shares.  The Class A and Class C Service Plan on behalf of the  Fund was adopted pursuant to Rule 12b-1.

Pursuant to the Service Plans for Class A and Class C, the Trust shall pay the Distributor or other third-party financial intermediaries a fee at an annual aggregate rate not to exceed 0.25% of the average net asset value of each of the Class A and Class C shares.  The amount of such payments shall be determined by the Trust’s disinterested Trustees from time to time.  The Class A and Class C Service Plans are for maintaining or improving services provided to shareholders by the Distributor and investment dealers, financial institutions and 401(k) plan service providers.

Each of the Distribution Plans and Service Plans are compensation plans, which means that they compensate the Distributor or third-party broker-dealer or financial intermediary regardless of the expenses actually incurred by such persons.

Class Z and Institutional Class Shares

There are no Distribution or Service Plans in place for the Trust’s Class Z or Institutional Class shares.  Except to the extent that the Adviser or Sub-Administrator may benefit through more fees received based on an increase in the net assets of the Trust, which increase in net assets may have resulted in part from the expenditures made by the Adviser and/or Distributor, no interested person of the Trust nor any Trustee who is not an interested person of the Trust has a direct or indirect financial interest in the operation of the Distribution Plan or Service Plan or any other related agreement.

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Payments to Intermediaries

From time to time, the Adviser, Distributor or a company under common control with these entities may make payments to intermediaries, such as broker-dealers, who support the sale of Fund shares through administrative or recordkeeping support services or marketing support.

Administrative Services

The Administrator

The Management Agreement provides for the Adviser to oversee the administration of the Trust’s, and the Fund’s, business and affairs.  As a result, the Adviser is responsible for providing the administrative services to the Fund.  The Adviser’s fee for providing such administrative services is included in the management fee.

The Sub-Administrator

The Adviser and The Bank of New York Mellon (“BNY Mellon”) entered into a sub-administration and accounting agreement (the “BNY Mellon Sub-Administration Agreement”), pursuant to which BNY Mellon is obligated to provide administrative assistance to the Adviser in connection with the business and affairs of the Trust.  BNY Mellon has its principal business offices at One Wall Street, New York, NY 10286.  Under the BNY Mellon Sub-Administration Agreement, the Adviser pays BNY Mellon the following fees:  annual rates, based on the Trust’s portion of the combined average daily gross assets of the Old Mutual Complex, of (1) 0.0475% of the first $6 billion, plus (2) 0.04% of the average daily gross assets in excess of $6 billion.  For funds within the Old Mutual Complex that are managed as a “fund of funds”, these fees apply only at the underlying fund level.  In addition, the Adviser pays BNY Mellon the following annual fees:  (1) $35,000 for each Old Mutual Fund managed as a “fund of funds”; (2) $3,000 per class in excess of three classes for each Old Mutual Fund Fund; and (3) the greater of 0.01925% based on the combined average daily gross assets of the Old Mutual Complex or $425,000.  Certain minimum fees apply.  The BNY Mellon Sub-Administration Agreement provides that BNY Mellon shall not be liable for any costs, damages, liabilities or claims incurred by BNY Mellon except those arising out of BNY Mellon’s or its delegee’s or agent’s (if such delegee or agent is a subsidiary of BNY Mellon) negligence or willful misconduct or BNY Mellon’s failure to act in good faith.  In no event shall BNY Mellon be liable to the Adviser or any third party for special, indirect or consequential damages.  The BNY Mellon Sub-Administration Agreement will renew each year unless terminated by either party upon not less than sixty (60) days’ prior written notice to the other party.

Other Service Providers

Transfer Agent and Shareholder Servicing Agents

DST Systems, Inc., P.O. Box 219534, Kansas City, Missouri 64141-9534, serves as the transfer agent and dividend disbursing agent for the Trust under a transfer agency agreement with the Trust.

Prior to September 17, 2008, Old Mutual Fund Services served as shareholder servicing agent for the Trust under a Shareholder Servicing Agreement with the Trust.  Old Mutual Fund Services also performed development and maintenance services on the website that references the Trust and the Old Mutual Funds.  The Shareholder Servicing Agreement was terminated effective September 17, 2008.  Effective September 17, 2008, the Adviser entered into an agreement with DST pursuant to which DST provides the shareholder services previously provided by Old Mutual Fund Services. Old Mutual Shareholder Services, Inc.  (“Old Mutual Shareholder Services”), a wholly-owned indirect subsidiary of the Adviser, served as sub-shareholder servicing agent for the Trust under a sub-shareholder servicing agreement with Old Mutual Fund Services until its dissolution in June 2007.  Old Mutual Fund Services did not pay any sub-shareholder servicing fees for the fiscal years ended March 31, 2009 and March 31, 2010.

From time to time, the Trust may pay amounts to third parties that provide sub-transfer agency and other administrative services (“Third-Party Services”) relating to the Trust to persons who beneficially own interests in the Trust, such as participants in 401(k) plans or fund supermarket arrangements.  These Third-Party Services may include, among other things, sub-accounting services, answering inquiries relating to the Trust, delivering, on behalf of the Trust, proxy statements, annual reports, updated Prospectuses, other communications regarding the Trust, and related services as the Trust or the beneficial owners may reasonably request.  In such cases, the Trust will not compensate such third parties at a rate that is greater than the rate the Trust is currently paying the Transfer Agent for providing these services to shareholders investing directly in the Trust.

The Subsidiary has also entered into an agreement with XX, pursuant to which XX provides transfer agency services to the Subsidiary.

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Custodian

The Bank of New York Mellon (the “Custodian”), with its principal business address located at One Wall Street, New York, NY 10286, serves as the custodian for the Fund.  The Custodian holds cash, securities and other assets of the Fund as required by the 1940 Act.  The Custodian also serves as the custodian for the Subsidiary.

Counsel and Independent Registered Public Accounting Firm

Stradley Ronon Stevens & Young, LLP, 2600 One Commerce Square, Philadelphia, PA 19103-7098, serves as counsel to the Trust.  XX, located at 1670 Broadway, Suite 1000, Denver, Colorado 80202, serves as the independent registered public accounting firm of the Trust. The Subsidiary has also entered into an agreement with XX to serve as the Subsidiary’s independent registered public accounting firm.

5% AND 25% SHAREHOLDERS

As of XX, 2011, XX was the sole shareholder in the Fund.

PORTFOLIO TRANSACTIONS

The Adviser and each Sub-Adviser is authorized to select brokers and dealers to effect securities transactions for the Fund.  The Adviser and Sub-Adviser will seek to obtain the most favorable net results by taking into account various factors, including price, commission (if any), size of the transactions and difficulty of executions, the firm’s general execution and operational facilities and the firm’s risk in positioning the securities involved.  While the Adviser and Sub-Adviser generally seek reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available.  The Adviser and Sub-Adviser seek to select brokers or dealers that offer the Fund best price and execution or other services that benefit the Fund.  Only after a broker or dealer is deemed to be qualified and able to deliver best price and execution on a particular transaction, the Adviser and Sub-Adviser may then consider selecting a broker or dealer for one of the following reasons: (1) receipt of research or brokerage execution products and services; and (2) receipt of other services which are of benefit to the Fund.  In the case of securities traded in the over-the-counter market, the Adviser and Sub-Adviser normally expect to select primary market makers.  The Adviser and Sub-Adviser will not direct brokerage to a broker-dealer as compensation for the sale of Fund shares.

The Adviser and Sub-Adviser may, consistent with the interests of the Fund, select brokers on the basis of the research services they provide.  These research services may include advice, either directly or through publications or writings, relating to:  (1) the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; (2) analyses and reports concerning issuers, securities or industries; (3) information on economic factors and trends; (4) portfolio strategy; (5) computer software used in trading or security analyses; and (6) portfolio performance evaluation and technical market analyses.  Information so received by the Adviser and Sub-Adviser will be in addition to and not in lieu of the services required to be performed by the Adviser and Sub-Adviser under the Advisory and Sub-Advisory Agreements.  The Adviser or Sub-Adviser may also allocate a portion of the Fund’s brokerage business to firms whose employees participate as brokers in the introduction of investors to the Adviser or Sub-Adviser or who agree to bear the expense of capital introduction, marketing or related services by third parties.  If, in the judgment of the Adviser or Sub-Adviser, the Fund or other accounts managed by the Adviser and Sub-Adviser will be benefited by supplemental research services, the Adviser or Sub-Advisers are authorized to pay brokerage commissions to a broker furnishing such services which are in excess of commissions which another broker may have charged for effecting the same transaction.  The expenses of the Adviser or Sub-Adviser will not necessarily be reduced as a result of the receipt of such information, and such services may not be used exclusively, or at all, with respect to the Fund or account generating the brokerage, and there can be no guarantee that the Adviser or Sub-Adviser will find all of such services of value in advising the Fund.
Information so received by the Adviser or Sub-Adviser will be in addition to and not in lieu of the services required to be performed by the Adviser or Sub-Adviser under the Agreements.  If, in the judgment of the Adviser or Sub-Adviser, the Fund or other accounts managed by the Adviser or Sub-Adviser will be benefited by supplemental research services, the Adviser and Sub-Adviser are authorized to pay brokerage commissions to a broker furnishing such services which are in excess of commissions which another broker may have charged for effecting the same transaction.  The expenses of the Adviser or Sub-Adviser will not necessarily be reduced as a result of the receipt of such information, and such services may not be used exclusively, or at all, with respect to the Fund or account generating the brokerage, and there can be no guarantee that the Adviser or Sub-Adviser will find all of such services of value in advising the Fund.

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The Adviser or Sub-Adviser are permitted to allocate portfolio transactions which generate commissions or commission equivalents from certain accounts to brokers or dealers who provide services directly to or for the managed account.  In some instances, these services provided by the broker or dealer may help offset expenses that the account would otherwise pay directly.

The Fund may execute brokerage or other agency transactions through the Distributor, which is a registered broker-dealer, for a commission in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended, and rules promulgated by the SEC.  Under these provisions, the Distributor is permitted to receive and retain compensation for effecting portfolio transactions for the Fund on an exchange if a written contract is in effect between the Distributor and the Fund expressly permitting the Distributor to receive and retain such compensation.  These rules further require that commissions paid to the Distributor by the Fund for exchange transactions not exceed “usual and customary” brokerage commissions.  The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” In addition, the Adviser or Sub-Adviser may direct commission business to one or more designated broker-dealers, including the Distributor, in connection with such broker-dealer’s payment of certain of the Fund’s, or the Trust’s, expenses.  The Trustees, including those who are not interested persons of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically.

The Adviser and Sub-Adviser are not permitted to compensate a broker-dealer for selling Fund shares by directing a portfolio transaction to that broker-dealer and will not consider sales of the Fund’s shares as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund.  Nonetheless, the fact that a broker-dealer sells Fund shares does not prohibit an Adviser or Sub-Adviser from doing business with that broker-dealer.  Consistent with Rule 12b-1(h)(2) under the 1940 Act, Old Mutual Capital has adopted, and the Board has approved, policies and procedures reasonably designed to prevent (1) the persons responsible for selecting brokers and dealers to effect the Fund’s portfolio securities transactions from taking into account the brokers’ and dealers’ promotion or sale of Fund shares or shares of any other registered investment company and (2) the Trust, its investment adviser and its principal underwriter from entering into any agreement (whether oral or written) or other understanding under which the company directs, or is expected to direct, portfolio securities transactions or other remuneration to a broker or dealer as compensation for the promotion or sale of Fund shares or shares of any other registered investment company.

The Board, the Adviser, the Sub-Advisers and the Distributor have each adopted a Code of Ethics pursuant to rule 17j-1 of the 1940 Act governing personal trading by persons who manage, or who have access to, trading activity by the Fund.  The Codes of Ethics allow trades to be made in securities that may be held by the Fund.  However, it prohibits a person from taking advantage of Fund trades or from acting on inside information.  In addition, the Board reviews and approves the codes of ethics of the Adviser, Sub-Advisers and Distributor and any material amendments thereto.  The Board also reviews annual reports on issues raised under the Adviser’s, Sub-Advisers’, and Distributor’s Codes of Ethics during the previous year.

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PROXY VOTING

The Board has adopted Proxy Voting Guidelines (the “Guidelines”) in accordance with Rule 30b1-4 under the 1940 Act.  In general, the Guidelines seek to vote proxies in a manner that maximizes the value of the Fund’s investments.  The Guidelines generally assign proxy voting responsibilities for the Fund to the investment adviser(s) responsible for the management of the Fund.  If an investment adviser invests in voting securities and does not have a proxy voting policy that complies with the relevant portions of Rule 30b1-4 and the separate proxy voting rule under the Investment Advisers Act of 1940, that investment adviser will be required to follow the Trust’s Guidelines.  The Guidelines and the proxy voting policies for the Adviser are attached to this SAI as Exhibit A and the proxy voting policies for the Sub-Advisers are attached as Exhibit B.  Information regarding how the Fund voted proxies related to portfolio securities during the most recent twelve-month period ended June 30 following the commencement of operations available (1) without charge, upon request, by calling 888-772-2888, or on the Fund’s website, at www.oldmutualfunds.com, and (2) on the SEC’s website, at www.sec.gov. Such information will generally be made available no later than September 1.

DESCRIPTION OF SHARES

The Trust may issue an unlimited number of shares for each Old Mutual Fund and may create additional portfolios and additional classes of the Trust.  Each share of an Old Mutual Fund represents an equal proportionate interest in the Fund with each other share.  Shares are entitled upon liquidation to a pro rata share in the net assets of the Old Mutual Fund available for distribution to shareholders.  Shareholders have no preemptive rights.  All consideration received by the Trust for shares of any Old Mutual Fund and all assets in which such consideration is invested would belong to that Old Mutual Fund and would be subject to the liabilities related thereto.

Voting Rights, Shareholder Liability and Trustee Liability

Each share held entitles a shareholder to one vote for each dollar of NAV of shares held by the shareholder.  Shareholders of each Old Mutual Fund will vote separately on matters relating solely to it, such as approval of advisory agreements and changes in fundamental policies, and matters affecting some but not all Old Mutual Funds will be voted on only by shareholders of the affected Old Mutual Funds.  Shareholders of all Old Mutual Funds will vote together in matters affecting the Trust generally, such as the election of Trustees.  Shareholders of each Class of the Trust will vote separately on matters relating solely to such Class and not on matters relating solely to any other Class or Classes of the Trust.  The Trust is not required to hold annual meetings of shareholders but shareholder approval will be sought for certain changes in the operation of the Trust and for the election of Trustees.  The Trust Agreement provides that the Trustees shall hold office during the existence of the Trust, except as follows: (a) any Trustee may resign or retire; (b) any Trustee may be removed by a vote of at least two-thirds of the outstanding shares of the Trust at a meeting, or at any time by written instrument signed by at least two-thirds of the Trustees and specifying when such removal becomes effective; (c) any Trustee who has become incapacitated and is unable to serve may be removed by a written instrument signed by a majority of the Trustees; or (d) any Trustee who has died shall be terminated upon the date of his or her death.

Under Delaware law, shareholders of a Delaware business trust are entitled to the same limitations of liability extended to shareholders of private for-profit corporations; however, there is a remote possibility that shareholders could, under certain circumstances, be held liable for the obligations of the Trust to the extent the courts of another state which does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations.  However, the Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees to all parties, and each party thereto must expressly waive all rights of action directly against shareholders of the Trust.  The Agreement and Declaration of Trust and the By-Laws (the “Governing Instruments”) provide for indemnification out of the property of the Old Mutual Fund for all losses and expenses of any shareholder of such Old Mutual Fund held liable on account of being or having been a shareholder.  Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which the Old Mutual Fund would be unable to meet its obligations and the complaining party was held not to be bound by the liability disclaimer.

The Governing Instruments provide indemnification for current and former trustees, officers, employees and agents of the Trust to the fullest extent permitted by Delaware law and other applicable law.  Trustees may be personally liable to the Trust and its shareholders by reason of willful misfeasance, bad faith, or gross negligence in the performance of their duties or by reason of reckless disregard of their duties as trustees.

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PURCHASE AND REDEMPTIONS OF SHARES

The Fund offers Class Z and Institutional Class shares.  When purchasing Fund shares, you must specify which class is being purchased.  Purchases and redemptions may be made on any day on which the New York Stock Exchange (“NYSE”) is open for business (a “Business Day”).  Currently, the following holidays are observed by the Trust: New Year’s Day, Presidents’ Day, Martin Luther King Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  Shares of the Fund are offered on a continuous basis.

Letters of Intent

Institutional Class Shares

Please see the section below entitled “Class Z and Institutional Class Shares” regarding LOIs applicable to purchases of Institutional Class shares.

CLASS Z AND INSTITUTIONAL CLASS SHARE PURCHASES

Institutional Class Shares

The following investors (eligible investors) qualify to purchase Institutional Class shares with a minimum initial investment of at least $1 million in the Fund:

•	A bank, trust company, or other type of depository institution purchasing shares for its own account;

•	An insurance company, registered investment company, endowment, or foundation purchasing shares for its own account;

•	Pension or profit sharing plans or the custodian for such a plan;

•	Qualified or non-qualified employee benefit plans.

Other institutional investors may be eligible to purchase Institutional Class shares at the discretion of Old Mutual Capital.  Eligible investors may purchase Institutional Class shares with a minimum initial investment of $100,000 in the Fund provided they sign a LOI, committing them to increase that investment to a minimum investment of $1 million in that Fund within twelve months.  Old Mutual Capital reserves the right to change the amount of Institutional Class investment minimums from time to time or to waive them in whole or in part for certain investors or groups of investors.  If you are an eligible investor and do not invest at least $1 million in the Fund within twelve months, you will cease to be an eligible investor and the Fund may convert your Institutional Class shares to Class Z shares, if available.  If Class Z shares are not offered by the Fund, the Fund may convert your Institutional Class shares to Class A shares at net asset value, if available.  The Fund shall notify you of any proposed conversion so that you may increase your Institutional Class account balance to the required minimum.

The Fund also reserves the right to close Institutional Class accounts that do not meet the investment minimum, unless solely as a result of depreciation in share value.  If the Fund closes your account, it will redeem your shares and send you the cash proceeds.  If you hold Institutional Class shares directly with the Fund, you may receive notice prior to the closure of your account so that you may increase your account balance to the required minimum.  Certain Institutional Class accounts held through intermediaries may not be subject to closure by the Fund due to the policies of the intermediaries.  However, you may receive notice from your intermediary to increase your Institutional Class account balance to the required minimum to avoid having the intermediary close your account.  Please note that you may incur federal income tax liability resulting from the redemption of Fund shares.

Registered investment companies advised by Old Mutual Capital are not subject to the Institutional Class investment minimums.

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If you agree to invest at least $100,000 in Institutional Class shares of the Fund and sign an LOI, you confirm your intent to purchase at least $1 million of Institutional Class shares of the Fund in which you have chosen to invest over a twelve month period.  By signing the LOI, you also agree that in the event you do not fulfill the terms of the LOI, we may convert your Institutional Class shares of the Fund to another share class or redeem your shares.  Please note that you may incur federal income tax liability resulting from the redemption of Fund shares.

Eligible investors may purchase Institutional Class shares of the Fund directly through DST Systems, Inc., the Trust’s Transfer Agent.  You may also purchase shares of the Fund through certain broker-dealers or other financial institutions that are authorized to sell shares of the Fund.  Such financial institutions may charge a fee for this service in addition to the Fund’s NAV.  Shares of the Fund are offered only to residents of states in which such shares are eligible for purchase.  If market conditions are extraordinarily active, or if severe weather or other emergencies exist, and you experience difficulties placing orders by telephone, you may wish to consider placing your order by other means, such as mail or overnight delivery.

The Trust, the Distributor and the Transfer Agent will not be responsible for any loss, liability, cost or expenses for acting upon wire instructions, or telephone instructions that it reasonably believes to be genuine.  The Trust, the Distributor and the Transfer Agent will each employ reasonable procedures to confirm that instructions communicated by telephone are genuine including requiring a form of personal identification prior to acting upon instructions received by telephone and recording telephone instructions.

the Fund reserves the right to reject any purchase order or to suspend or modify the continuous offering of its shares, based upon recommendations from the Adviser.  In such event, the Board would determine whether such discontinuance is in the best interests of the applicable Fund and its shareholders.

MINIMUM INVESTMENTS

For Class Z shares, the minimum investment is as follows:

	Initial	Additional
Regular Accounts	$2,500	no minimum
Uniform Gifts/Transfer To Minor Accounts	$500	no minimum
Traditional IRAs	$2,000	no minimum
Roth IRAs	$2,000	no minimum
Coverdell Education Savings Accounts	$500	no minimum
Systematic Investment Plans I (“SIP I”) (1)	$500	$25
Systematic Investment Plans II (“SIP II”)(2)	no minimum	$50

(1)	If a SIP I is established, the minimum initial investment for the Fund is $500 with a monthly systematic additional investment of $25 or more. A SIP I may be established on any type of account.

(2)	An investor may establish a SIP II with no minimum initial investment if the monthly systematic additional investment is at least $50. A SIP II may be established on any type of account.

For Institutional Class shares, the minimum investment is $1 million.  Institutional Class investors may make a minimum investment of $100,000 in Institutional Class shares, provided they sign an LOI.

The Distributor may waive the minimum initial investment amount at its discretion.  No minimum applies to subsequent purchases effected by dividend reinvestment.  Minimum initial investment means the net amount you invest in the Fund after the deduction of any applicable initial sales charge.

Initial Purchase by Wire

If you have an account with a commercial bank that is a member of the Federal Reserve System, you may purchase shares of the Fund by requesting your bank to transmit funds by wire.  Before making an initial investment by wire, you must first telephone 888-772-2888 to receive an Account Application for the applicable share class and be assigned an account number.  The Account Application must be received and accepted prior to receipt of the wire.  Your name, account number, taxpayer identification number or Social Security Number, and address must be specified in the wire.  Wires to purchase shares of the Fund must be received by 4:00 p.m. Eastern time to be effective on that day.  In addition, an original Account Application should be promptly forwarded to: Old Mutual Funds II, P.O. Box 219534, Kansas City, Missouri 64121-9534.  All wires must be sent as follows: Further Credit: name of Fund, your name, your social security number or tax ID number and your assigned account number.

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Additional Purchases by Wire

Additional investments may be made at any time through the wire procedures described above, which must include your name and account number.  Your bank may impose a fee for investments by wire.

Additional Purchases Via the Internet

Additional purchases may be made via the Internet by completing the bank information section on the account application, entering the “My Account” section of the OMF II Website located at oldmutualfunds.com, and following the instructions for purchasing shares.

General Information Regarding Purchases

You may purchase shares of the Fund directly through the Trust’s transfer agent.  If you place your order through a broker-dealer or other financial institution, in order for your purchase order to be effective on the day you place your order, such broker-dealer or financial institution must (i) receive your order for shares of the Fund before 4:00 p.m. Eastern time and (ii) promptly transmit the order to the Transfer Agent.  Payment may be made by check or readily available funds.  The price per share you will pay to invest in the Fund is its NAV per share next calculated after the transfer agent or other authorized representative accepts your order.  Purchases will be made in full and fractional shares of the Fund calculated to three decimal places.  The Trust will not issue certificates representing shares of the Fund. See “Determination of Net Asset Value” below.  The broker-dealer or financial institution is responsible for promptly transmitting purchase orders to the Transfer Agent so that you may receive the same day’s NAV.

If a check received for the purchase of shares does not clear, the purchase will be canceled, and you could be liable for any losses or fees incurred by the Trust.  The Trust reserves the right to reject a purchase order when the Trust determines that it is not in the best interests of the Fund or its shareholders to accept such an order.

REDEMPTIONS

Redemption orders for the Fund received by the Transfer Agent prior to 4:00 p.m. Eastern time on any Business Day will be effective that day.  The redemption price of shares is the NAV per share of the Fund next determined after the redemption order is effective.  Payment of redemption proceeds will be made as promptly as possible and, in any event, within seven days after the redemption order is received.  Collection of payment may take up to 15 days from the date of purchase.

You may also redeem shares of the Fund through certain broker-dealers and other financial institutions at which you maintain an account.  Such financial institutions may charge you a fee for this service.

In order for your redemption order to be effective on the day you place your redemption order with your broker-dealer or other financial institution, such broker-dealer or financial institution must (i) receive your order to sell shares of the Fund before 4:00 p.m. Eastern time and (ii) promptly transmit the order to the Transfer Agent.  See “Determination of Net Asset Value” below.  The financial institution is responsible for promptly transmitting redemption orders to the Transfer Agent so that your shares are redeemed at the same day’s NAV per share.

It is currently the Trust’s policy to pay all redemptions in cash.  The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Fund in lieu of cash.  The Fund has made an election pursuant to Rule 18f-1 under the 1940 Act by which such Fund has committed itself to pay in cash all requests for redemption by any shareholder of record, limited in amount with respect to each shareholder during any 90-day period to the lesser of (1) $250,000 or (2) one percent of the NAV of the Fund at the beginning of such 90-day period.  Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions and will be exposed to market risk until the securities are converted to cash.  In addition, in-kind distributions may include illiquid securities which shareholders may be unable to dispose of at the time or price desired.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of the Fund’s securities is not reasonably practicable, or for such other periods as the SEC has by order permitted.  The Trust also reserves the right to suspend sales of shares of the Fund for any period during which the NYSE, the Adviser, Sub-Administrator, Transfer Agent, and/or Custodian are not open for business.

You may receive redemption payments in the form of a check or by Federal Reserve wire or ACH transfer.

The Fund charges a redemption/exchange fee on redemptions of most shares held less than 10 calendar days.  See the Prospectus for details of the redemption/exchange fee.

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Redemptions by Mail

There is no charge for having a check for redemption proceeds mailed to you.

Redemptions by Telephone

Redemption orders may be placed by telephone, provided that this option has been selected.  Shares held in IRA accounts are not eligible for this option and must be redeemed by written request.  Neither the Trust nor the Transfer Agent will be responsible for any loss, liability, cost or expense for acting upon wire instructions or upon telephone instructions that it reasonably believes to be genuine.  The Trust and the Transfer Agent will each employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring a form of personal identification prior to acting upon instructions received by telephone and recording telephone instructions.  If reasonable procedures are not employed, the Trust and the Transfer Agent may be liable for any losses due to unauthorized or fraudulent telephone transactions.

If market conditions are extraordinarily active, or other extraordinary circumstances exist and you experience difficulties placing redemption orders by telephone, you may wish to consider placing your order by other means, such as mail or overnight delivery.  The Trust will not accept redemption requests for an amount greater than $50,000 by telephone instruction, except for cases where the proceeds of the redemption request are transmitted by Federal wire to a pre-established checking account.  Such redemption requests must be received in writing and be signature guaranteed.

Redemptions by Wire

The Transfer Agent will deduct a wire charge, currently $10.00, from the amount of a Federal Reserve wire redemption payment made at the request of a shareholder.  Shareholders cannot receive proceeds from redemptions of shares of the Fund by Federal Reserve wire on federal holidays restricting wire transfers.

Redemptions by ACH

The Trust does not charge for ACH transactions; however, proceeds from such transactions will not be posted to your bank account until the second Business Day following the transaction.  In order to process a redemption by ACH, banking information must be established on your account at least 15 days prior to initiating a transaction.  A voided check or deposit slip must accompany requests to establish this option.

Redemptions Via the Internet

Redemption orders may be made via the Internet by completing the bank information section on the account application, entering the “My Account” section of the OMF II Website located at oldmutualfunds.com, and following the instructions for redeeming shares.

GENERAL INVESTMENT POLICIES

Signature Guarantees

A signature guarantee is a widely accepted way to protect you by verifying the signature on certain redemption and other requests.  The Trust requires signature guarantees to be provided in the following circumstances: (1) redemptions in excess of $50,000; (2) requests to wire proceeds to a different bank account; (3) requests to send proceeds to an address other than the address of record or to a person other than the registered shareholder(s) for the account; and (4) requests to send proceeds to an address that has been changed within the past 30 days.  Signature guarantees are also required for requests to transfer the registration of shares to another owner, written requests to add telephone exchange and telephone redemption options to an account; and changes in previously designated wiring instructions.  These requirements may be waived or modified upon notice of shareholders.  See the prospectus for a list of the types of entities that offer signature guarantees.  The Trust does not accept signature guarantees from notaries public or organizations that do not provide reimbursement in the case of fraud.

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Exchange Privileges

Once payment for your shares has been received (i.e., an account has been established) and your payment has been converted to Federal Funds, you may exchange some or all shares of a particular class of the Fund for the same class of another Old Mutual Fund that offers such class of shares.  In addition, Class Z shares may be exchanged for Institutional Class shares of the same Fund, subject to the investment qualifications and minimums of Institutional Class Shares.  Class A shares of an Old Mutual Fund, purchased at net asset value, may be exchanged for Class Z shares of the same Fund, subject to the investment qualifications and minimums of Class Z shares.

See the “General Policies” section of the prospectus for limitations on exchanges.  The Trust reserves the right to change the terms and conditions of the exchange privilege, or to terminate the exchange privilege, upon 60 days’ notice.  Exchanges will be made only after proper instructions in writing or by telephone are received for an established account by the Transfer Agent.  The exchange privilege may be exercised only in those states where the shares of the fund may legally be sold.  The minimum investment requirements, as stated above, also apply to exchanges.

Minimum Account Size

Due to the relatively high cost of maintaining smaller accounts, the Trust will impose an annual $12.00 minimum account charge and reserves the right to redeem shares if, as the result of redemptions, the value of any account holding Class Z shares drops below $1,000 or if the value of any account holding Institutional Class shares drops below $1 million.  You will be allowed at least 60 days, after notice from the Trust, to make an additional investment to bring your account value up to at least the applicable minimum account size before the annual $12.00 minimum account fee is charged and/or the redemption of an account is processed.  The applicable minimum account charge will be imposed annually on any such account until the account is brought up to the applicable minimum account size.  The annual $12.00 fee does not apply to Systematic Investment Plans or shareholders who consent to receive account statements and regulatory filings electronically.

INVESTMENT PLANS OFFERED BY THE TRUST

Shareholder Inquiries and Services Offered

If you have any questions about the Fund or the shareholder services described below, please call the Trust at 888-772-2888.  Written inquiries should be sent to DST Systems, Inc., P.O. Box 219534, Kansas City, Missouri 64121-9534.  The Trust reserves the right to amend the shareholder services described below or to change the terms or conditions relating to such services upon 60 days’ notice to shareholders.  You may, however, discontinue any service you select, provided that with respect to the Systematic Investment and Systematic Withdrawal Plans described below, the Trust’s Transfer Agent receives your notification to discontinue such service(s) at least ten days before the next scheduled investment or withdrawal date.

Systematic Investment and Systematic Withdrawal Plans

For your convenience, the Trust provides plans that enable you to add to your investment or withdraw from your account(s) with a minimum of paperwork.  You can utilize these plans by simply completing the appropriate section of the Account Application.

Systematic Investment Plan.  The SIP is a convenient way for you to purchase shares in the Fund at regular monthly or quarterly intervals selected by you.  The SIP enables you to achieve dollar-cost averaging with respect to investments in the Fund despite their fluctuating NAVs through regular purchases of a fixed dollar amount of shares in the Fund.  Dollar-cost averaging brings discipline to your investing.  Dollar-cost averaging results in more shares being purchased when the Fund’s NAV is relatively low and fewer shares being purchased when the Fund’s NAV is relatively high, thereby helping to decrease the average price of your shares.  Investors who establish a SIP I may open an account with a minimum balance of $500. Investors who establish a SIP II may open an account with no minimum balance. Through the SIP, shares are purchased by transferring monies (for SIP I the minimum additional investment amount per Fund is $25; for SIP II the minimum additional investment amount per Fund is $50) from your designated checking or savings account.  Your systematic investment in the Fund(s) designated by you will be processed on a regular basis at your option beginning on or about either the first or fifteenth day of the month or quarter you select.  This SIP must be established on your account at least 15 days prior to the intended date of your first systematic investment.

Systematic Withdrawal Plan.  The Systematic Withdrawal Plan provides a convenient way for you to receive current income while maintaining your investments in the Fund.  The Systematic Withdrawal Plan permits you to have payments of $50 or more automatically transferred from your account(s) in the Fund to your designated checking or savings account on a monthly, quarterly, or semi-annual basis.  The Systematic Withdrawal Plan also provides the option of having a check mailed to the address of record for your account.  In order to start this Plan, you must have a minimum balance of $5,000 in any account using this feature.  Your systematic withdrawals will be processed on a regular basis beginning on or about either the first or fifteenth day of the month, quarter or semi-annual period you select.

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Tax-Sheltered Retirement Arrangements

A variety of retirement plans, including traditional IRAs, Roth IRAs, SIMPLE IRAs, SIMPLE 401(k) plans, SEP-IRAs, self-employed “Keogh” plans, and employer-sponsored retirement plans, such as 401(k), profit-sharing, money purchase pension, 403(b) and 457 plans, may be invested in the Fund.

1.           Traditional IRAs.  You may save for your retirement and shelter your investment income from current taxes by either:  (a) establishing a new traditional IRA; or (b) “rolling-over” to an IRA monies from other IRAs or lump sum distributions from certain retirement plans.  In general, if you are between 18 and 70 1/2 years of age, you can use a traditional IRA to invest up to $5,000 per year (during 2010) of your earned income in any of the Fund and you also may invest up to $5,000 per year in a spousal IRA if your spouse has no earned income.  If you will attain age 50 or older by the end of the year, you may contribute an additional $1,000 to an IRA.  The IRA contribution limits may be reduced by your contributions to other arrangements, such as a Roth IRA.  There is a $10.00 annual maintenance fee charged to traditional IRA investors.  If you maintain IRA accounts in more than one Fund of the Trust, you will only be charged one fee.  This fee can be prepaid or will be debited from your account if not received by the announced deadline.  Please see the information below for changes to the annual contribution limit.

2.           Roth IRAs.  Roth IRAs are similar to traditional IRAs in many respects and provide a unique opportunity for qualifying individuals to accumulate investment earnings tax-free.  Contributions to Roth IRAs are not tax-deductible (while contributions to traditional IRAs may be), however, if you meet the distribution requirements, you can withdraw your investments without paying any taxes on the earnings.  In addition to establishing a new Roth IRA, you may be eligible to convert a traditional IRA into a Roth IRA.  Maintenance fees charged for Roth IRAs are similar to those for traditional IRAs.

The current $5,000 annual contribution limit that applies to Traditional and Roth IRAs will be adjusted for inflation in $500 increments.

SIMPLE IRA or SIMPLE 401(k).  An IRA or 401(k) plan sponsored by a small business employer under which each employee elects the portion of his or her compensation to be contributed to the IRA or plan, and the employer is required to make additional contributions.  “SIMPLE” stands for “Savings Incentive Match Plan for Employees.”

SEP-IRAs.  A self-employed person or a small business employer can establish a Simplified Employee Pension Plan (“SEP-IRA”).  A SEP-IRA is designed to provide self-employed persons and small business employers (and their eligible employees) with many of the same tax advantages as a Keogh, but with fewer administrative requirements.

401(a) Keogh and Corporate Retirement Plans.  Both a prototype money purchase pension plan and a profit sharing plan, which may be used alone or in combination, are available for self-employed individuals, partnerships and corporations to provide tax-sheltered retirement benefits for individuals and employees.

401(k) Plans.  Through the establishment of a 401(k) plan by an employer of any size, employees can invest a portion of their wages in the Fund on a tax-deferred basis in order to help them meet their retirement needs.

403(b) Plans.  Section 403(b) plans are custodial accounts which are available to employees of most tax-exempt organizations and public schools.

457 Plans.  Section 457 plans are deferred compensation plans which may be available to employees of governmental employers, or to certain employees of tax-exempt organizations.

The legal and tax requirements applicable to IRAs and retirement plans are complex, and the information provided herein does not constitute legal or tax advice.  Before participating in an IRA or a retirement plan, you should consult with your personal tax adviser.

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Other Special Accounts

The Trust also offers the following special accounts to meet your needs:

1.           Coverdell Education Savings Accounts (ESAS) (formerly known as Education IRAs).  For taxable years beginning after December 31, 1997, Education IRAs were created exclusively for the purpose of paying qualified higher education expenses of designated beneficiaries.  The contribution limit that applies to ESAs is $2,000, and in addition to college expenses, amounts may be used for elementary and secondary education expenses, including expenses incurred in the purchase of a computer system, educational software and Internet access for a child.  The phase-out range for married couples filing a joint return for making contributions to these plans is adjusted gross income between $190,000 and $220,000.  Like traditional and Roth IRAs, ESAs provide an opportunity for your investment to grow tax-free until distributed.  Contributions to an ESA are not tax deductible, however, but withdrawals can be made tax-free if used to pay eligible education expenses.  Contributions to an ESA can be made on behalf of a child under age 18.  There is a $7.00 annual maintenance fee charged to ESAs.  The fee can be prepaid or will be deducted from your account if not received by the announced deadline.

2.           Uniform Gift to Minors/Uniform Transfers to Minors. By establishing a Uniform Gift to Minors Account/Uniform Transfers to Minors Account with the Trust you can build a fund for your children’s education or a nest egg for their future and, at the same time, potentially reduce your own income taxes.

3.           Custodial and Fiduciary Accounts.  The Trust provides a convenient means of establishing custodial and fiduciary accounts for investors with fiduciary responsibilities.

For further information regarding any of the above retirement plans and accounts, please call toll free at 888-772-2888.  Retirement investors may, however, wish to consult with their own tax counsel or adviser.

DETERMINATION OF NET ASSET VALUE

The purchase and redemption price of the shares of a class of the Fund is based on the NAV attributable to such class.  The Fund calculates the NAV for each of its share classes by subtracting the liabilities from the total assets attributable to a class and dividing the result by the total number of shares outstanding of such a class.  NAV is normally determined at the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) each day the NYSE is open.   To the extent that the Fund reaches a certain asset size, it  will have its NAV per share listed under Old Mutual Funds II in the mutual fund section of most major daily newspapers, including The Wall Street Journal.

The Fund uses pricing services to determine the market value of the securities in its portfolio.  Except as discussed below, the Fund generally uses the market price of securities as of the close of regular trading on the NYSE to value equity securities held in the Fund’s portfolio, except that securities traded primarily on the NASDAQ Stock Market (“NASDAQ”) are normally valued by the Fund at the NASDAQ Official Closing Price provided by NASDAQ each business day.

Investment securities,  including securities sold short, that are listed on a securities exchange, market or automated quotation system and for which market quotations are readily available, including securities traded over-the-counter (“OTC”) (except for securities traded on NASDAQ), are valued at the last quoted sales price on the principal market on which they are traded at the close of trading on the NYSE (normally 4:00 p.m. Eastern Time) (the “4:00 p.m. Valuation Time”) on each day that the NYSE is open for trading.  If there is no such reported sale at the Valuation Time, investment securities are valued at the most recent quoted bid price reported by the exchange or the OTC market for long positions and the most recent quoted ask price for short positions.

For securities traded on NASDAQ, the NASDAQ Official Closing Price provided by NASDAQ each business day is used. If such prices are not available, these securities and unlisted securities for which market quotations are not readily available are valued in accordance with the Fair Value Procedures established by the Board. The Fund uses pricing services to report the market value of securities in the portfolio; if the pricing service is not able to provide a price, or the pricing service quote of valuation is deemed inaccurate or does not reflect the market value of the security, securities are valued in accordance with Fair Value Procedures established by the Board. The Trust’s Fair Value Procedures are implemented through a Valuation Committee (the “Committee”). A security may be valued using Fair Value Procedures if, among other things, the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. The valuation is assigned to fair valued securities for purposes of calculating the Fund’s NAV.

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Debt securities (other than short-term obligations), including listed issues, are valued on the basis of valuations furnished by a pricing service which utilizes electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities, without exclusive reliance upon exchange or over the counter prices. Short-term obligations with maturities of 60 days or less may be valued at amortized cost, which approximates market value. Under this valuation method, acquisition discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

Foreign securities traded on the foreign exchanges in the Western Hemisphere are valued at the last quoted sales price from the principal market in which they are traded before the valuation time and are translated from the local currency into U.S. dollars using current exchange rates. If quotations are not readily available, or if the values have been materially affected by events occurring after the closing of a foreign market, assets may be valued in accordance with the Fair Value Procedures established by the Board.

Foreign securities traded in countries outside the Western Hemisphere are fair valued daily by utilizing the quotations of an independent pricing service, unless the Fund’s investment adviser, Old Mutual Capital determines that use of another valuation methodology is appropriate. The pricing service uses statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates NAVs. The fair value of the foreign security is translated from the local currency into U.S. dollars using current exchange rates.

A futures contract that is not primarily traded on North American, Central American, South American and Caribbean markets is normally valued at the settlement price of the exchange on which it is traded.  If the Fund or the Adviser determine that the settlement price of the foreign exchange is not reliable, the futures contract will be valued based on its fair value as determined in accordance with the valuation procedures approved by the Board of Trustees.

TAXES

The following is only a summary of certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus.  No attempt has been made to present a complete explanation of the federal tax treatment of the Fund or the tax implications to shareholders and the discussions here and in the Prospectus are not intended as substitutes for careful tax planning.  Accordingly, all investors are urged to consult their tax advisers with specific reference to their own tax circumstances.  Special tax considerations may apply to certain types of investors subject to special treatment under the Internal Revenue Code (the Code) (including, for example, insurance companies, banks, and tax-exempt organizations).  In addition, the tax discussion in the Prospectus and this SAI is based on tax law in effect on the date of the Prospectus and this SAI; such laws and regulations may be changed by legislative, judicial, or administrative action, possibly with retroactive effect.

Taxation of the Fund.  The Fund has elected and intends to qualify each year as a "regulated investment company" (sometimes referred to as a regulated investment company, RIC or fund) under Subchapter M of the Code.  If the Fund qualifies, the Fund will not be subject to federal income tax on the portion of its investment company taxable income (i.e., generally, taxable interest, dividends, net short-term capital gains and other taxable ordinary income net of expenses without regard to the deduction for dividends paid) and net capital gain (i.e., the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders.

Qualification as a Regulated Investment Company.  The Fund elects to be taxed as a regulated investment company under Subchapter M of the Code.  As a regulated investment company, the Fund is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) and at least 90% of its tax-exempt income (net of expenses allocable thereto) for the taxable year (the “Distribution Requirement”) and satisfies certain other requirements of the Code that are described below.  Distributions by the Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and will therefore count toward satisfaction of the Distribution Requirement.

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In addition to satisfying the Distribution Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company’s principal business of investing in stock or securities), other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies and net income derived from “qualified publicly traded partnerships” (the “Income Requirement”).  Income derived from a partnership (other than a qualified publicly traded partnership) or a trust shall be treated as satisfying the Income Requirement only to the extent such income is attributable to items of income of the partnership or trust that would satisfy the Income Requirement if realized by the regulated investment company in the same manner as realized by the partnership or trust.

In addition to satisfying the requirements described above, the Fund must satisfy an asset diversification test in order to qualify as a regulated investment company (the “Asset Diversification Test”).  Under this test, at the close of each quarter of the Fund’s taxable year, at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (provided that, with respect to each issuer, the Fund has not invested more than 5% of the value of the Fund’s total assets in securities of each such issuer and the Fund does not hold more than 10% of the outstanding voting securities of each such issuer) and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), the securities of two or more issuers that the Fund controls and that are engaged in the same or similar trades or businesses (other than securities of other regulated investment companies) or in securities of one or more “qualified publicly traded partnerships.”  For purposes of the Asset Diversification Test, it is unclear under present law who should be treated as the issuer of forward foreign currency exchange contracts, of options on foreign currencies, or of foreign currency futures and related options.  It has been suggested that the issuer in each case may be the foreign central bank or foreign government backing the particular currency.  Consequently, the Fund may find it necessary to seek a ruling from the Internal Revenue Service on this issue or to curtail its trading in forward foreign currency exchange contracts in order to stay within the limits of the Asset Diversification Test.

In some circumstances, the character and timing of income realized by the Fund for purposes of the Income Requirement or the identification of the issuer for purposes of the Asset Diversification Test is uncertain under current law with respect to a particular investment, and an adverse determination or future guidance by IRS with respect to such type of investment may adversely affect the Fund’s ability to satisfy these requirements.  See, “Tax Treatment of Portfolio Transactions” below with respect to the application of these requirements to certain types of investments.  In other circumstances, the Fund may be required to sell portfolio holdings in order to meet the Income Requirement, Distribution Requirement, or Asset Diversification Test which may have a negative impact on the Fund’s income and performance.

The Fund may use "equalization accounting" (in lieu of making some cash distributions) in determining the portion of its income and gains that has been distributed.  If the Fund uses equalization accounting, it will allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Fund shares and will correspondingly reduce the amount of such income and gains that it distributes in cash.  However, the Fund intends to make cash distributions for each taxable year in an aggregate amount that is sufficient to satisfy the Distribution Requirement without taking into account its use of equalization accounting.  If the IRS determines that the Fund’s allocation is improper and that the Fund has under-distributed its income and gain for any taxable year, the Fund may be liable for federal income and/or excise tax.

If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends would be taxable to the shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the Fund’s current and accumulated earnings and profits. Failure to qualify as a regulated investment company would thus have a negative impact on the Fund’s income and performance. Subject to savings provisions for certain failures to satisfy the Income Requirement or Asset Diversification Test which, in general, are limited to those due to reasonable cause and not willful neglect, it is possible that the Fund will not qualify as a regulated investment company in any given tax year.  Even if such savings provisions apply, the Fund may be subject to a monetary sanction of $50,000 or more.  Moreover, the Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders.

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Portfolio turnover. For investors that hold their Fund shares in a taxable account, a high portfolio turnover rate (except in a money market fund that maintains a stable net asset value) may result in higher taxes. This is because the Fund with a high turnover rate is likely to accelerate the recognition of capital gains and more of such gains are likely to be taxable as short-term rather than long-term capital gains in contrast to a comparable fund with a low turnover rate. Any such higher taxes would reduce the Fund’s after-tax performance.  See, “Taxation of Fund Distributions - Distributions of capital gains” below.

Capital loss carryovers. The capital losses of the Fund, if any, do not flow through to shareholders. Rather, the Fund may use its capital losses, subject to applicable limitations, to offset its capital gains without being required to pay taxes on or distribute to shareholders such gains that are offset by the losses. Under the Regulated Investment Company Modernization Act of 2010 (“RIC Mod Act”), rules similar to those that apply to capital loss carryovers of individuals are made applicable to RICs. Thus, if the Fund has a "net capital loss" (that is, capital losses in excess of capital gains) for a taxable year beginning after December 22, 2010 (the date of enactment of the RIC Mod Act), the excess (if any) of the Fund's net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund's next taxable year, and the excess (if any) of the Fund's net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund's next taxable year.  Any such net capital losses of the Fund that are not used to offset capital gains may be carried forward indefinitely to reduce any future capital gains realized by the Fund in succeeding taxable years.  However, for any net capital losses realized in taxable years of the Fund beginning on or before December 22, 2010, the Fund is only permitted to carry forward such capital losses for eight years as a short-term capital loss.  Under a transition rule, capital losses arising in a taxable year beginning after December 22, 2010 must be used before capital losses realized in a prior taxable year.  The amount of capital losses that can be carried forward and used in any single year is subject to an annual limitation if there is a more than 50% “change in ownership” of the Fund.  An ownership change generally results when shareholders owning 5% or more of the Fund increase their aggregate holdings by more than 50% over a three-year look-back period. An ownership change could result in capital loss carryovers being used at a slower rate (or, in the case of those realized in taxable years of the Fund beginning on or before December 22, 2010, to expire unutilized), thereby reducing the Fund’s ability to offset capital gains with those losses. An increase in the amount of taxable gains distributed to the Fund’s shareholders could result from an ownership change. The Fund undertakes no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and redemptions or as a result of engaging in a tax-free reorganization with another fund. Moreover, because of circumstances beyond the Fund’s control, there can be no assurance that the Fund will not experience, or has not already experienced, an ownership change.  Additionally, if the Fund engages in a tax-free reorganization with another Fund, the effect of these and other rules not discussed herein may be to disallow or postpone the use by a Fund of its capital loss carryovers (including any current year losses and built-in losses when realized) to offset its own gains or those of the other Fund, or vice versa, thereby reducing the tax benefits Fund shareholders would otherwise have enjoyed from use of such capital loss carryovers.

Deferral of late year losses.  For taxable years of the Fund beginning after December 22, 2010, the Fund may elect to treat part or all of any "qualified late year loss" as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits.  The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year (see, “Taxation of Fund Distributions - Distributions of capital gains” below).  A "qualified late year loss" includes:

1.	any net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (“post-October losses”), and
2.
the excess, if any, of (1) the sum of (a) specified losses incurred after October 31 of the current taxable year, and (b) other ordinary losses incurred after December 31 of the current taxable year, over (2) the sum of (a) specified gains incurred after October 31 of the current taxable year, and (b) other ordinary gains incurred after December 31 of the current taxable year.

The terms “specified losses” and “specified gains” mean ordinary losses and gains from the sale, exchange, or other disposition of property (including the termination of a position with respect to such property), foreign currency losses, and losses resulting from holding stock in a passive foreign investment company (“PFIC”) for which a mark-to-market election is in effect. The terms “ordinary losses” and “ordinary gains” mean other ordinary losses and gains that are not described in the preceding sentence.  Special rules apply to a Fund with a fiscal year ending in November or December that elects to use its taxable year for determining its capital gain net income for excise tax purposes. For taxable years of the Fund beginning on or before December 22, 2010, the Fund may only elect to treat any post-October loss and net foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year in determining its taxable income for the current year.

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Undistributed Capital Gains. The Fund may retain or distribute to shareholders its net capital gain for each taxable year.  The Fund currently intends to distribute net capital gains.  If the Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carry forward) at the highest corporate tax rate (currently 35%). If the Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

Federal Excise Tax.  To avoid a 4% non-deductible excise tax, the Fund must distribute by December 31 of each year an amount equal to: (1) 98% of its ordinary income for the calendar year, (2) 98% (98.2% beginning January 1, 2011) of capital gain net income (the excess of the gains from sales or exchanges of capital assets over the losses from such sales or exchanges) for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year), and (3) any prior year undistributed ordinary income and capital gain net income.  Generally, the Fund intends to make sufficient distributions prior to the end of each calendar year to avoid liability for federal excise tax but can give no assurances that all such liability will be avoided.  In addition, under certain circumstances temporary timing or permanent differences in the realization of income and expense for book and tax purposes can result in the Fund having to pay some excise tax.

Foreign Income Tax.  Investment income received by the Fund from sources within foreign countries may be subject to foreign income tax withheld at the source, and the amount of tax withheld will generally be treated as an expense of the Fund.  The United States has entered into tax treaties with many foreign countries that entitle the Fund to a reduced rate of, or exemption from, tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund's assets to be invested in various countries is not known.  Under certain circumstances, the Fund may elect to pass-through foreign tax credits to shareholders.

Investments in Commodities. The Fund invests in the stock of its own wholly-owned Subsidiary to gain exposure to the commodity markets. This strategy may cause the Fund to realize more ordinary income than would be the case if the Fund invested directly in commodities. Also, the commodity-linked derivatives and the income earned thereon must be taken into account by the Fund in complying with the Distribution and Income Requirements and the Asset Diversification Test as described below.

Distribution Requirement.  The Fund intends to distribute the Subsidiary’s income each year in satisfaction of the Fund’s Distribution Requirement.  The Subsidiary will be classified for federal income tax purposes as a controlled foreign corporation with respect to the Fund.  As such, the Fund will be required to include in its gross income each year amounts earned by the Subsidiary during that year (subpart F income), whether or not such earnings are distributed by the Subsidiary to the Fund.   Subpart F income will be distributed by the Fund to shareholders each year as ordinary income and will not be qualified dividend income eligible for taxation at long-term capital gain rates.  The Subsidiary likely will also be classified as a passive foreign investment company (“PFIC”) as defined below in “Tax Treatment of Portfolio Transactions ─PFIC Investments.”

Income Requirement.  As described above, the Portfolio must derive at least 90% of its gross income from qualifying sources to qualify as a regulated investment company.  Gains from the disposition of commodities, including precious metals, are not considered qualifying income for purposes of satisfying the Income Requirement. Also, IRS has issued a revenue ruling which holds that income derived from commodity-linked swaps is not qualifying income under Subchapter M of the Internal Revenue Code. As such, the Portfolio’s ability to utilize commodity-linked swaps as part of its investment strategy is limited to a maximum of 10% of its gross income.  [However, the IRS has issued to the Portfolio a private letter ruling concluding that the income derived from the Subsidiary will be qualifying income, even if the subsidiary itself owns commodity-linked swaps, regardless of whether the Portfolio receives the income in the form of current distributions or recognizes the income in advance of receiving distributions from the subsidiary.]  There can be no assurance that the IRS will not change its position with respect to some or all of these issues.  If the IRS were to change its position with respect to the conclusions reached in the private letter ruling, the Board may authorize a significant change in investment strategy or Portfolio liquidation. The tax treatment of the Portfolio and its shareholders in the event the Portfolio fails to qualify as a RIC is described above under “Taxation of the Portfolio ─Qualification as a regulated investment company.”

Asset Diversification Test.  For purposes of the Asset Diversification Test, the Fund’s investment in the Subsidiary would be considered a security of one issuer.  Accordingly, the Fund intends to limit its investment in the Subsidiary to no more than 25% of the value of the Fund’s total assets in order to satisfy the Asset Diversification Test.

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Taxation of the Subsidiary.  On the basis of current law and practice, the Subsidiary will not be liable for income tax in the Cayman Islands. Distributions by the Subsidiary to the Fund will not be subject to withholding tax in the Cayman Islands. In addition, the Subsidiary’s investment in commodity-linked derivatives and other assets held as collateral are anticipated to qualify for a safe harbor under Code Section 864(b) so that the Subsidiary will not be treated as conducting a U.S. trade or business. Thus, the Subsidiary should not be subject to U.S. federal income tax on a net basis.  However, if certain of the Subsidiary’s activities were determined not to be of the type described in the safe harbor (which is not expected), then the activities of the Subsidiary may constitute a U.S. trade or business, or be taxed as such.

In general, a foreign corporation, such as the Subsidiary, that does not conduct a U.S. trade or business is nonetheless subject to tax at a flat rate of 30 percent (or lower tax treaty rate), generally payable through withholding, on the gross amount of certain U.S.-source income that is not effectively connected with a U.S. trade or business, subject to certain exemptions, including among others, exemptions for capital gains, portfolio interest and income from notional principal contracts.  It is not anticipated that the Subsidiary will be subject to material amounts of U.S. withholding tax on its portfolio investments. The Subsidiary intends to properly certify its status as a non-U.S. person to each custodian and withholding agent to avoid U.S. backup withholding requirements discussed below.

Taxation of Fund Distributions.  The Fund anticipates distributing substantially all of its investment company taxable income and net capital gain for each taxable year. Distributions by the Fund will be treated in the manner described below regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). The Fund will send you information annually as to the federal income tax consequences of distributions made (or deemed made) during the year.

Distributions of net investment income.  The Fund receives income generally in the form of dividends and interest on its investments in portfolio securities.  This income, less expenses incurred in the operation of the Fund, constitutes its net investment income from which dividends may be paid to you.  If you are a taxable investor, any distributions by the Fund from such income (other than qualified dividend income received by individuals) will be taxable to you at ordinary income tax rates, whether you take them in cash or in additional shares. Distributions from qualified dividend income are taxable to individuals at long-term capital gain rates, provided certain holding period requirements are met.  See the discussion below under the heading, “Qualified dividend income for individuals.”

Distributions of capital gains.  The Fund may derive capital gain and loss in connection with sales or other dispositions of its portfolio securities.  Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income.  Distributions paid from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund.  Any net short-term or long-term capital gain realized by the Fund (net of any capital loss carryovers) generally will be distributed once each year and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.

Returns of capital.  Distributions by the Fund that are not paid from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares.  Return of capital distributions can occur for a number of reasons including, among others, the Fund over-estimates the income to be received from certain investments such as those classified as partnerships or equity REITs  (see, “Tax Treatment of Portfolio Transactions Investments in U.S. REITs” below).

Qualified dividend income for individuals. With respect to taxable years of the Fund beginning before January 1, 2013 (unless such provision is extended or made permanent), ordinary income dividends reported by the Fund to shareholders as derived from qualified dividend income will be taxed in the hands of individuals and other noncorporate shareholders at the rates applicable to long-term capital gain.  Qualified dividend income means dividends paid to the Fund (a) by domestic corporations, (b) by foreign corporations that are either (i) incorporated in a possession of the United States, or (ii) are eligible for benefits under certain income tax treaties with the United States that include an exchange of information program or (c) with respect to stock of a foreign corporation that is readily tradable on an established securities market in the United States.  Income derived from investments in derivatives, fixed-income securities, U.S. REITs, PFICs, and income received “in lieu of” dividends in a securities lending transaction generally is not eligible for treatment as qualified dividend income.  Additionally, income from the Subsidiary will not be eligible for treatment as qualified dividend income.

Both the Fund and the investor must meet certain holding period requirements to qualify Fund dividends for this treatment.  Specifically, the Fund must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend.  Similarly, investors must hold their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund distribution goes ex-dividend.  The ex-dividend date is the first date following the declaration of a dividend on which the purchaser of stock is not entitled to receive the dividend payment. When counting the number of days you held your Fund shares, include the day you sold your shares but not the day you acquired these shares.

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While the income received in the form of a qualified dividend is taxed at the same rates as long-term capital gains, such income will not be considered as a long-term capital gain for other federal income tax purposes.  For example, you will not be allowed to offset your long-term capital losses against qualified dividend income on your federal income tax return. Any qualified dividend income that you elect to be taxed at these reduced rates also cannot be used as investment income in determining your allowable investment interest expense.  For other limitations on the amount of or use of qualified dividend income on your income tax return, please contact your personal tax advisor.

After the close of its fiscal year, the Fund will designate the portion of its ordinary dividend income that meets the definition of qualified dividend income taxable at reduced rates.  If 95% or more of the Fund’s income is from qualified sources, it will be allowed to designate 100% of its ordinary income distributions as qualified dividend income.

Dividends-received deduction for corporations.  For corporate shareholders, a portion of the dividends paid by the Fund may qualify for the dividends-received deduction.  The portion of dividends paid by the Fund that so qualifies will be designated each year in a notice mailed to the Fund’s shareholders and cannot exceed the gross amount of dividends received by the Fund from domestic (U.S.) corporations that would have qualified for the dividends-received deduction in the hands of the Fund if the Fund was a regular corporation.  Income derived by the Fund from investments in derivatives, fixed-income and foreign securities generally is not eligible for this treatment.

The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions imposed under the Code on the corporation claiming the deduction.  The amount that the Fund may designate as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by the Fund were debt-financed or held by the Fund for less than a minimum period of time, generally 46 days during a 91-day period beginning 45 days before the stock becomes ex-dividend.  Similarly, if your Fund shares are debt-financed or held by you for less than a 46-day period then the dividends-received deduction for Fund dividends on your shares may also be reduced or eliminated.  Even if designated as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation.

Impact of realized but undistributed income and gains, and net unrealized appreciation of portfolio securities.  At the time of your purchase of shares (except in a money market fund that maintains a stable net asset value), the Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable, and would be taxed as ordinary income (some portion of which may be taxed as qualified dividend income), capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. The Fund may be able to reduce the amount of such distributions from capital gains by utilizing its capital loss carryovers, if any.

Pass-through of foreign tax credits.  If more than 50% of the Fund’s total assets at the end of a fiscal year is invested in foreign securities, the Fund may elect to pass through to you your pro rata share of foreign taxes paid by the Fund.  If this election is made, the Fund may report more taxable income to you than it actually distributes.  You will then be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax (subject to limitations for certain shareholders).  The Fund will provide you with the information necessary to claim this deduction or credit on your personal income tax return if it makes this election.  No deduction for foreign tax may be claimed by a noncorporate shareholder who does not itemize deductions or who is subject to the alternative minimum tax.  Shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income tax paid by the Fund due to certain limitations that may apply.

U.S. government securities.  Income earned on certain U.S. government obligations is exempt from state and local personal income taxes if earned directly by you.  States also grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment or reporting requirements that must be met by the Fund.  Income on investments by the Fund in certain other obligations, such as repurchase agreements collateralized by U.S. government obligations, commercial paper and federal agency-backed obligations (e.g., GNMA or FNMA obligations), generally does not qualify for tax-free treatment.  The rules on exclusion of this income are different for corporations.

Dividends declared in December and paid in January.  Ordinarily, shareholders are required to take distributions by the Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

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Tax Treatment of In-Kind Purchases.  If the Fund receives securities from an investor in exchange for shares of the Fund, the Fund will generally be treated as having acquired the securities by purchase from the investor.  The Fund's tax basis in the securities acquired will thus generally be equal to the fair market value of the securities on the date of the exchange and the Fund’s holding period in the securities will begin on that date.  Unless otherwise exempt, an investor will generally be subject to tax on making a purchase-in-kind.

Sales, Exchanges and Redemption of Fund Shares.  Sales, exchanges and redemptions (including redemptions in kind) of Fund shares are taxable transactions for federal and state income tax purposes.  If you redeem your Fund shares, the Internal Revenue Service requires you to report any gain or loss on your redemption.  If you held your shares as a capital asset, the gain or loss that you realize will be a capital gain or loss and will be long-term or short-term, generally depending on how long you have held your shares.  Any redemption fees you incur on shares redeemed will decrease the amount of any capital gain (or increase any capital loss) you realize on the sale.  Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

Tax basis information. Under the Energy Improvement and Extension Act of 2008, the Fund’s Transfer Agent will be required to provide you with cost basis information on the sale of any of your shares in the Fund, subject to certain exceptions. This cost basis reporting requirement is effective for shares purchased in the Fund on or after January 1, 2012.

Wash sales.  All or a portion of any loss that you realize on a redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption.  Any loss disallowed under these rules will be added to your tax basis in the new shares.

Redemptions at a loss within six months of purchase.  Any loss incurred on a redemption or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by the Fund on those shares.

Deferral of basis – any class that bears a front-end sales load.  If a shareholder (a) incurs a sales load in acquiring shares of the Fund, (b) disposes of such shares less than 91 days after they are acquired, and (c) subsequently acquires shares of the Fund or another Fund at a reduced sales load pursuant to a right to reinvest at such reduced sales load acquired in connection with the acquisition of the shares disposed of, then the sales load on the shares disposed of (to the extent of the reduction in the sales load on the shares subsequently acquired) shall not be taken into account in determining gain or loss on the shares disposed of, but shall be treated as incurred on the acquisition of the shares subsequently acquired. For taxable years beginning after December 22, 2010, this provision will only apply if the new shares are acquired by January 31 of the calendar year following the calendar year in which the disposition of the original shares occurred.  The wash sale rules may also limit the amount of loss that may be taken into account on disposition after such adjustment.

Tax shelter reporting.  Under Treasury regulations, if a shareholder recognizes a loss with respect to the Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886.

Tax Treatment of Portfolio Transactions.  Set forth below is a general description of the tax treatment of certain types of securities, investment techniques and transactions that may apply to the Fund.  This section should be read in conjunction with the discussion under “Description of Permitted Investments” for a detailed description of the various types of securities and investment techniques that apply to the Fund.

In general.  In general, gain or loss recognized by the Fund on the sale or other disposition of portfolio investments will be a capital gain or loss.  Such capital gain and loss may be long-term or short-term depending, in general, upon the length of time a particular investment position is maintained and, in some cases, upon the nature of the transaction. Property held for more than one year generally will be eligible for long-term capital gain or loss treatment. The application of certain rules described below may serve to alter the manner in which the holding period for a security is determined or may otherwise affect the characterization as long-term or short-term, and also the timing of the realization and/or character, of certain gains or losses.

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Certain fixed-income investments.  Gain recognized on the disposition of a debt obligation purchased by the Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount that accrued during the period of time the Fund held the debt obligation unless the Fund made a current inclusion election to accrue market discount into income as it accrues.  If the Fund purchases a debt obligation (such as a zero coupon security or pay-in-kind security) that was originally issued at a discount, the Fund is generally required to include in gross income each year the portion of the original issue discount that accrues during such year. Therefore, the Fund’s investment in such securities may cause the Fund to recognize income and make distributions to shareholders before it receives any cash payments on the securities.  To generate cash to satisfy those distribution requirements, the Fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of fund shares.

Investments in debt obligations that are at risk of or in default present tax issues for the Fund. Tax rules are not entirely clear about issues such as whether and to what extent the Fund should recognize market discount on a debt obligation, when the Fund may cease to accrue interest, original issue discount or market discount, when and to what extent the Fund may take deductions for bad debts or worthless securities and how the Fund should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by the Fund in order to ensure that it distributes sufficient income to preserve its status as a regulated investment company.

Options, futures, forward contracts, swap agreements and hedging transactions. In general, option premiums received by the Fund are not immediately included in the income of the Fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the Fund transfers or otherwise terminates the option (e.g., through a closing transaction). If an option written by the Fund is exercised and the Fund sells or delivers the underlying stock, the Fund generally will recognize capital gain or loss equal to (a) sum of the strike price and the option premium received by the Fund minus (b) the Fund’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by the Fund pursuant to the exercise of a put option written by it, the Fund generally will subtract the premium received from its cost basis in the securities purchased. The gain or loss with respect to any termination of the Fund’s obligation under an option other than through the exercise of the option and related sale or delivery of the underlying stock generally will be short-term gain or loss depending on whether the premium income received by the Fund is greater or less than the amount paid by the Fund (if any) in terminating the transaction. Thus, for example, if an option written by the Fund expires unexercised, the Fund generally will recognize short-term gain equal to the premium received.

The tax treatment of certain futures contracts entered into by the Fund as well as listed non-equity options written or purchased by the Fund on U.S. exchanges (including options on futures contracts, broad-based equity indices and debt securities) may be governed by section 1256 of the Code (“section 1256 contracts”). Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, any section 1256 contracts held by the Fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable.  Section 1256 contracts do not include any interest rate swap, currency swap, basis swap, interest rate cap, interest rate floor, commodity swap, equity swap, equity index swap, credit default swap, or similar agreement.

In addition to the special rules described above in respect of options and futures transactions, the Fund’s transactions in other derivative instruments (including options, forward contracts and swap agreements) as well as its other hedging, short sale, or similar transactions, may be subject to one or more special tax rules (including the constructive sale, notional principal contract, straddle, wash sale and short sale rules). These rules may affect whether gains and losses recognized by the Fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the Fund, defer losses to the Fund, and cause adjustments in the holding periods of the Fund’s securities. These rules, therefore, could affect the amount, timing and/or character of distributions to shareholders. Moreover, because the tax rules applicable to derivative financial instruments are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether the Fund has made sufficient distributions and otherwise satisfied the relevant requirements to maintain its qualification as a regulated investment company and avoid a fund-level tax.

Certain of the Fund’s investments in derivatives and foreign currency-denominated instruments, and the Fund’s transactions in foreign currencies and hedging activities, may produce a difference between its book income and its taxable income. If the Fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company. If the Fund’s book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution of any such excess will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including current earnings and profits arising from tax-exempt income, reduced, for taxable years of the Fund beginning after December 22, 2010, by related deductions), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset.

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Foreign currency transactions. The Fund’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts [and forward contracts] (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.  This treatment could increase or decrease the Fund's ordinary income distributions to you, and may cause some or all of the Fund's previously distributed income to be classified as a return of capital.  In certain cases, the Fund may make an election to treat such gain or loss as capital.

PFIC Investments. The Fund may invest in stocks of foreign companies that may be classified under the Code as PFICs.  In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. When investing in PFIC securities, the Fund has three separate options.  First, the Fund may elect to treat the PFIC as a qualified electing fund (a “QEF”), in which event the Fund will each year have ordinary income equal to its pro rata share of the PFIC’s ordinary earnings for the year and long-term capital gain equal to its pro rata share of the PFIC’s net capital gain for the year, regardless of whether the Fund receives distributions of any such ordinary earnings or capital gains from the PFIC.

Second, if the Fund invests in marketable stock of a PFIC, the Fund may make a mark-to-market election with respect to such stock.  Pursuant to such election, the Fund will recognize any unrealized gains as ordinary income at the end of the Fund’s fiscal and excise tax years.  Deductions for losses are allowable only to the extent of any current or previously recognized gains.  These gains (reduced by allowable losses) are treated as ordinary income that the Fund is required to distribute, even though it has not sold or received dividends from these securities.  Under Treasury Regulations, solely for purposes of Code Sections 1291 through 1298, the Fund’s holding period with respect to its PFIC stock subject to the election will commence on the first day of the first taxable year beginning after the last taxable year for which the mark-to-market election applied.  If the Fund makes the mark-to-market election in the first taxable year it holds PFIC stock, it will not incur the tax described below under the third option.

Finally, if the Fund does not elect to treat the PFIC as a QEF and does not make a mark-to-market election, then, in general, (i) any gain recognized by the Fund upon the sale or other disposition of its interest in the PFIC or any excess distribution received by the Fund from the PFIC will be allocated ratably over the Fund’s holding period of its interest in the PFIC stock; (ii) the portion of such gain or excess distribution so allocated to the year in which the gain is recognized or the excess distribution is received shall be included in the Fund’s gross income for such year as ordinary income (and the distribution of such portion by the Fund to shareholders will be taxable as a dividend, but such portion will not be subject to tax at the fund level); (iii) the Fund shall be liable for tax on the portions of such gain or excess distribution so allocated to prior years in an amount equal to, for each such prior year, (a) the amount of gain or excess distribution allocated to such prior year multiplied by the highest corporate tax rate in effect for such prior year, plus (b) interest on the amount determined under clause (a) for the period from the due date for filing a return for such prior year until the date for filing a return for the year in which the gain is recognized or the excess distribution is received, at the rates and methods applicable to underpayments of tax for such period; and (iv) the distribution by the Fund to its shareholders of the portions of such gain or excess distribution so allocated to prior years (net of the tax payable by the Fund thereon) will be taxable to the shareholders as a dividend.

Investments in U.S. REITs. A U.S. REIT is not subject to federal income tax on the income and gains it distributes to shareholders.  Dividends paid by a U.S. REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the U.S. REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a U.S. REIT to the Fund will be treated as long term capital gains by the Fund and, in turn, may be distributed by the Fund to its shareholders as a capital gain distribution.  Because of certain noncash expenses, such as property depreciation, an equity U.S. REIT’s cash flow may exceed its taxable income. The equity U.S. REIT, and in turn the Fund, may distribute this excess cash to shareholders in the form of a return of capital distribution.  However, if a U.S. REIT is operated in a manner that fails to qualify as a REIT, an investment in the U.S. REIT would become subject to double taxation, meaning the taxable income of the U.S. REIT would be subject to federal income tax at regular corporate rates without any deduction for dividends paid to shareholders and the dividends would be taxable to shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the U.S. REIT’s current and accumulated earnings and profits. Also, see “Tax Treatment of Portfolio Transactions — Investment in taxable mortgage pools (“excess inclusion Income”)” and “Foreign Shareholders — U.S. withholding tax at the source” with respect to certain other tax aspects of investing in U.S. REITs.

Investments in non-U.S. REITs. While non-U.S. REITs often use complex acquisition structures that seek to minimize taxation in the source country, an investment by the Fund in a non-U.S. REIT may subject the Fund, directly or indirectly, to corporate taxes, withholding taxes, transfer taxes and other indirect taxes in the country in which the real estate acquired by the non-U.S. REIT is located. The Fund’s pro rata share of any such taxes will reduce the Fund’s return on its investment. The Fund’s investment in a non-U.S. REIT may be considered an investment in a PFIC, as discussed above in “Tax Treatment of Portfolio Transactions- PFIC Investments.” Additionally, foreign withholding taxes on distributions from the non-U.S. REIT may be reduced or eliminated under certain tax treaties, as discussed above in “Taxation of the Fund — Foreign income tax.” Also, the Fund in certain limited circumstances may be required to file an income tax return in the source country and pay tax on any gain realized from its investment in the non-U.S. REIT under rules similar to those in the United States which tax foreign persons on gain realized from dispositions of interests in U.S. real estate.

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Investment in taxable mortgage pools (excess inclusion Income). Under a Notice issued by the IRS, the Code and Treasury regulations to be issued, a portion of the Fund’s income from a U.S. REIT that is attributable to the REIT’s residual interest in a real estate mortgage investment conduits (REMICs) or equity interests in a “taxable mortgage pool” (referred to in the Code as an excess inclusion) will be subject to federal income tax in all events. The excess inclusion income of a regulated investment company, such as the Fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or, if applicable, taxable mortgage pool directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income (UBTI), thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign stockholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (which generally includes certain cooperatives, governmental entities, and tax-exempt organizations not subject to UBTI) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. The Notice imposes certain reporting requirements upon regulated investment companies that have excess inclusion income. There can be no assurance that the Fund will not allocate to shareholders excess inclusion income.

These rules are potentially applicable to the Fund with respect to any income it receives from the equity interests of certain mortgage pooling vehicles, either directly or, as is more likely, through an investment in a U.S. REIT.  It is unlikely that these rules will apply to the Fund that has a non-REIT strategy.

Investments in partnerships and qualified publicly traded partnerships (“QPTP”). For purposes of the Income Requirement, income derived by the Fund from a partnership that is not a QPTP will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by the Fund.  For purposes of testing whether the Fund satisfies the Asset Diversification Test, the Fund is generally treated as owning a pro rata share of the underlying assets of a partnership. See “Taxation of the Fund — Qualification as a regulated investment company.”  In contrast, different rules apply to a partnership that is a QPTP.  A QPTP is a partnership (a) the interests in which are traded on an established securities market, (b) that is treated as a partnership for federal income tax purposes, and (c) that derives less than 90% of its income from sources that satisfy the Income Requirement (i.e., because it invests in commodities).  All of the net income derived by the Fund from an interest in a QPTP will be treated as qualifying income but the Fund may not invest more than 25% of its total assets in one or more QPTPs.  However, there can be no assurance that a partnership classified as a QPTP in one year will qualify as a QPTP in the next year.  Any such failure to annually qualify as a QPTP might, in turn, cause the Fund to fail to qualify as a regulated investment company.

Securities Lending.  While securities are loaned out by the Fund, the Fund will generally receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities.  For federal income tax purposes, payments made “in lieu of” dividends are not considered dividend income.  These distributions will neither qualify for the reduced rate of taxation for individuals on qualified dividends nor the 70% dividends received deduction for corporations.  Also, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders.  Additionally, in the case of the Fund with a strategy of investing in tax-exempt securities, any payments made "in lieu of" tax-exempt interest will be considered taxable income to the Fund, and thus, to the investors, even though such interest may be tax-exempt when paid to the borrower.

Investments in convertible securities. Convertible debt is ordinarily treated as a “single property” consisting of a pure debt interest until conversion, after which the investment becomes an equity interest. If the security is issued at a premium (i.e., for cash in excess of the face amount payable on retirement), the creditor-holder may amortize the premium over the life of the bond. If the security is issued for cash at a price below its face amount, the creditor-holder must accrue original issue discount in income over the life of the debt. The creditor-holder's exercise of the conversion privilege is treated as a nontaxable event. Mandatorily convertible debt (e.g., an exchange traded note or ETN issued in the form of an unsecured obligation that pays a return based on the performance of a specified market index, exchange currency, or commodity) is often, but not always, treated as a contract to buy or sell the reference property rather than debt. Similarly, convertible preferred stock with a mandatory conversion feature is ordinarily, but not always, treated as equity rather than debt. Dividends received generally are qualified dividend income and eligible for the corporate dividends received deduction. In general, conversion of preferred stock for common stock of the same corporation is tax-free. Conversion of preferred stock for cash is a taxable redemption. Any redemption premium for preferred stock that is redeemable by the issuing company might be required to be amortized under original issue discount (“OID”) principles.

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Tax Certification and Backup Withholding.  Tax certification and backup withholding tax laws may require that you certify your tax information when you become an investor in the Fund.  For U.S. citizens and resident aliens, this certification is made on IRS Form W-9.  Under these laws, the Fund must withhold a portion of your taxable distributions and sales proceeds unless you:

•	provide your correct Social Security or taxpayer identification number,

•	certify that this number is correct,

•	certify that you are not subject to backup withholding, and

•	certify that you are a U.S. person (including a U.S. resident alien).

The Fund also must withhold if the IRS instructs it to do so.  When withholding is required, the amount will be 28% of any distributions or proceeds paid.  Backup withholding is not an additional tax.  Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.  Certain payees and payments are exempt from backup withholding and information reporting.

The special U.S. tax certification requirements applicable to non-U.S. investors are described under the “Non-U.S. Investors” heading below.

Non-U.S. Investors.  Non-U.S. investors (shareholders who, as to the United States, are nonresident alien individuals, foreign trusts or estates, foreign corporations, or foreign partnerships) may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements. Non-U.S. investors should consult their tax advisors about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.

In General.  The United States imposes a flat 30% withholding tax (or a withholding tax at a lower treaty rate) on U.S. source dividends, including on income dividends paid to you by the Fund.  Exemptions from this U.S. withholding tax are provided for capital gain dividends paid by the Fund from its net long-term capital gains and, with respect to taxable years of the Fund beginning before January 1, 2012 (unless such sunset date is extended or made permanent), interest-related dividends paid by the Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends. However, notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Fund shares, will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

Capital Gain Dividends and Short-Term Capital Gain Dividends.  In general, (i) a capital gain dividend reported by the Fund to shareholders as paid from its net long-term capital gains, or (ii) with respect to taxable years of the Fund beginning before January 1, 2012 (unless such sunset date is extended or made permanent), a short-term capital gain dividend reported by the Fund to shareholders as paid from its net short-term capital gains, other than long- or short-term capital gains realized on disposition of U.S. real property interests (see the discussion below) are not subject to U.S. withholding tax unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the calendar year.

Interest-Related Dividends. With respect to taxable years of the Fund beginning before January 1, 2012 (unless such sunset date is extended or made permanent), dividends reported by the Fund to shareholders as interest-related dividends and paid from its qualified net interest income from U.S. sources are not subject to U.S. withholding tax. “Qualified interest income” includes, in general, U.S. source (1) bank deposit interest, (2) short-term original discount, (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation which is in registered form, unless it is earned on an obligation issued by a corporation or partnership in which the Fund is a 10-percent shareholder or is contingent interest, and (4) any interest-related dividend from another regulated investment company.  On any payment date, the amount of an income dividend that is reported by the Fund to shareholders as an interest-related dividend may be more or less than the amount that is so qualified. This is because the designation is based on an estimate of the Fund’s qualified net interest income for its entire fiscal year, which can only be determined with exactness at fiscal year end. As a consequence, the Fund may over withhold a small amount of U.S. tax from a dividend payment. In this case, the non-U.S. investor’s only recourse may be to either forgo recovery of the excess withholding, or to file a United States nonresident income tax return to recover the excess withholding.

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Further Limitations on Tax Reporting for Interest-Related Dividends and Short-Term Capital Gain Dividends for Non-U.S. Investors.  It may not be practical in every case for the Fund to designate, and the Fund reserves the right in these cases to not designate, small amounts of interest-related or short-term capital gain dividends. Additionally, the Fund’s designation of interest-related or short-term capital gain dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints.

Net investment income from dividends on stock and foreign source interest income continue to be subject to withholding tax; foreign tax credits.  Ordinary dividends paid by the Fund to non-U.S. investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations and (ii) the debt of foreign issuers continue to be subject to U.S. withholding tax.  Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from an election to pass-through foreign tax credits to shareholders, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.

Income Effectively Connected with a U.S. Trade or Business. If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations and require the filing of a nonresident U.S. income tax return.

Investment in U.S. real property. The Fund may invest in equity securities of corporations that invest in U.S. real property, including U.S. REITs. The sale of a U.S. real property interest (“USRPI”) by the Fund or by a U.S. REIT or U.S. real property holding corporation in which the Fund invests may trigger special tax consequences to the Fund’s non-U.S. shareholders.

The Foreign Investment in Real Property Tax Act of 1980 (“FIRPTA”) makes non-U.S. persons subject to U.S. tax on disposition of a USRPI as if he or she were a U.S. person.  Such gain is sometimes referred to as FIRPTA gain. The Code provides a look-through rule for distributions of FIRPTA gain by a RIC received from a U.S. REIT or another RIC classified as a U.S. real property holding corporation or realized by the RIC on a sale of a USRPI (other than a domestically controlled U.S. REIT or RIC that is classified as a qualified investment entity) as follows:

•
The RIC is classified as a qualified investment entity. A RIC is classified as a “qualified investment entity” with respect to a distribution to a non-U.S. person which is attributable directly or indirectly to a distribution from a U.S. REIT if, in general, 50% or more of the RIC’s assets consists of interests in U.S. REITs and U.S. real property holding corporations, and

•	You are a non-U.S. shareholder that owns more than 5% of a class of Fund shares at any time during the one-year period ending on the date of the distribution.
•
If these conditions are met, such Fund distributions to you are treated as gain from the disposition of a USRPI, causing the distributions to be subject to U.S. withholding tax at a rate of 35% (unless reduced by future regulations), and requiring that you file a nonresident U.S. income tax return.

•
In addition, even if you do not own more than 5% of a class of Fund shares, but the Fund is a qualified investment entity, such Fund distributions to you will be taxable as ordinary dividends (rather than as a capital gain or short-term capital gain dividend) subject to withholding at 30% or lower treaty rate.

These rules apply to dividends paid by the Fund before January 1, 2012 (unless such sunset date is extended or made permanent), except that after such sunset date, Fund distributions from a U.S. REIT (whether or not domestically controlled) attributable to FIRPTA gain will continue to be subject to the withholding rules described above provided the Fund would otherwise be classified as a qualified investment entity.

Because the Fund expects to invest less than 50% of its assets at all times, directly or indirectly, in U.S. real property interests, the Fund expects that neither gain on the sale or redemption of Fund shares nor Fund dividends and distributions would be subject to FIRPTA reporting and tax withholding.

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U.S. Estate Tax. Transfers by gift of shares of the Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax.  For decedents dying during 2010, the U.S. federal estate tax was reinstated retroactively, except where the executor of the estate of a decedent makes an election to opt out of the estate tax and instead be subject to modified carryover basis rules.  For decedents dying after 2010, an individual who, at the time of death, is a non-U.S. shareholder will nevertheless be subject to U.S. federal estate tax with respect to Fund shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exemption applies. If a treaty exemption is available, a decedent’s estate may nonetheless need to file a U.S. estate tax return to claim the exemption in order to obtain a U.S. federal transfer certificate. The transfer certificate will identify the property (i.e., Fund shares) as to which the U.S. federal estate tax lien has been released.  In the absence of a treaty, there is a $13,000 statutory estate tax credit (equivalent to U.S. situs assets with a value of $60,000).  For estates with U.S. situs assets of not more than $60,000, the Fund may accept, in lieu of a transfer certificate, an affidavit from an appropriate individual evidencing that decedent’s U.S. situs assets are below this threshold amount. In addition, a partial exemption from U.S estate tax may apply to Fund shares held by the estate of a nonresident decedent.  The amount treated as exempt is based upon the proportion of the assets held by the Fund at the end of the quarter immediately preceding the decedent's death that are debt obligations, deposits, or other property that generally would be treated as situated outside the United States if held directly by the estate.  This provision applies to decedents dying after December 31, 2004 and before January 1, 2012, unless such provision is extended or made permanent.

U.S. Tax Certification Rules.  Special U.S. tax certification requirements may apply to non-U.S. shareholders both to avoid U.S. back up withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the United States and the shareholder’s country of residence.  In general, a non-U.S. shareholder must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the United States has an income tax treaty.  A Form W-8 BEN provided without a U.S. taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect.  Certain payees and payments are exempt from backup withholding.

The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-U.S. shareholders are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of foreign tax.

Effect of Future Legislation; Local Tax Considerations.  The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting investment in the Fund.

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PERFORMANCE ADVERTISING

From time to time, the Fund may advertise its yield and total return.  These figures will be based on historical earnings and are not intended to indicate future performance.  No representation can be made regarding actual future yields or returns.

FINANCIAL STATEMENTS

XX serves as the independent registered public accounting firm for the Trust.  XX provides audit services, tax services, and assistance and consultation in connection with review of SEC filings.  XX also serves as the independent registered public accounting firm for the Subsidiary.

Financial statements for the Fund are not included because the Fund is new.  Financial statements will be incorporated by reference into this SAI  once the Fund has been in existence for a financial reporting period.

The Trust classifies holdings in its financial statements according to sectors that are derived from industry classification codes maintained by Bloomberg L.P.

CREDIT RATINGS

Moody’s Investors Service, Inc.

Preferred Stock Ratings

aaa
An issue which is rated “aaa” is considered to be a top-quality preferred stock.  This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

aa
An issue which is rated “aa” is considered a high-grade preferred stock.  This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well-maintained in the foreseeable future.

a
An issue which is rated “a” is considered to be an upper-medium-grade preferred stock.  While risks are judged to be somewhat greater than in the “aaa” and “aa” classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

baa
An issue that is rated “baa” is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured.  Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

ba
An issue which is rated “ba” is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods.  Uncertainty of position characterizes preferred stocks in this class.

b
An issue which is rated “b” generally lacks the characteristics of a desirable investment.  Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

caa	An issue which is rated “caa” is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.
ca	An issue which is rated “ca” is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.
c	This is the lowest-rated class of preferred or preference stock. Issues so rated can thus be regarded as having extremely poor prospects of ever attaining any real investment standing.
plus (+) or minus (-)
Moody’s applies numerical modifiers 1, 2, and 3 in each rating classifications “aa through “bb.”  The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

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Debt Ratings – Taxable Debt & Deposits Globally

Aaa
Bonds which are rated “Aaa” are judged to be of the best quality.  They carry the smallest degree of investment risk and are generally referred to as “gilt-edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa
Bonds which are rated “Aa” are judged to be of high quality by all standards.  Together with the “Aaa” group they comprise what are generally known as high grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.

A
Bonds which are rated “A” possess many favorable investment attributes and are to be considered as upper-medium-grade obligations.  Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa
Bonds which are rated “Baa” are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured).  Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.  Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba
Bonds which are rated “Ba” are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future.  Uncertainty of position characterizes bonds in this class.

B
Bonds which are rated “B” generally lack characteristics of the desirable investment.  Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	Bonds which are rated “Caa” are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
Ca	Bonds which are rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
C	Bonds which are rated “C” are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
Con. (...)
(This rating applies only to U.S. Tax-Exempt Municipals) Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally.  These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals that begin when facilities are completed, or (d) payments to which some other limiting condition attaches.  Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of the condition.

Note:
Moody’s applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through Caa.  The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

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Short-Term Prime Rating System – Taxable Debt & Deposits Globally

Moody’s short-term issue ratings are opinions of the ability of issuers to honor senior financial obligations and contracts.  These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Prime-1
Issuers rated Prime-1 (or supporting institution) have a superior ability for repayment of senior short-term debt obligations.  Prime-1 repayment ability will often be evidenced by many of the following characteristics:

•	Leading market positions in well-established industries.

•	High rates of return on funds employed.

•	Conservative capitalization structure with moderate reliance on debt and ample asset protection.

•	Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

•	Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2
Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations.  This will normally be evidenced by many of the characteristics cited above but to a lesser degree.  Earnings trends and coverage ratios, while sound, may be more subject to variation.  Capitalization characteristics, while still appropriate, may be more affected by external conditions.  Ample alternate liquidity is maintained.

Prime-3
Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligation.  The effect of industry characteristics and market compositions may be more pronounced.  Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage.  Adequate alternate liquidity is maintained.

Not Prime	Issuers rated Not Prime do not fall within any of the Prime rating categories.

Standard & Poor’s Ratings Services

Long-Term Issue Credit Ratings

Issue credit ratings are based, in varying degrees, on the following considerations:

•	Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;
•	Nature of and provisions of the obligation; and
•
Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

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The issue rating definitions are expressed in terms of default risk.  As such, they pertain to senior obligations of an entity.  Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.  Accordingly, in the case of junior debt, the rating may not conform exactly with the category definition.

AAA	An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
AA	An obligation rated ‘AA’ differs from the highest rated obligations only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.
A
An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated ‘BBB’ exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated ‘BB’, ‘B’, ‘CCC’ , ‘CC’ and ‘C’ are regarded as having significant speculative characteristics.  ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

BB
An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues.  However, it faces major ongoing uncertainties or exposures to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.  In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligations.

CC	An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.
C
A subordinated debt or preferred stock obligation rated ‘C’ is currently highly vulnerable to nonpayment.  The ‘C’ rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued.  A ‘C’ will also be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D
An obligation rated ‘D’ is in payment default.  The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period.  The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-):	The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

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Short-Term Issue Credit Ratings

A-1
A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s.  The obligor’s capacity to meet its financial commitment on the obligation is strong.  Within this category, certain obligations are designated with a plus sign (+).  This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2
A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3
A short-term obligation rated ‘A-3’ exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B
A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics.  The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

C
A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D
A short-term obligation rated ‘D’ is in payment default.  The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period.  The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Fitch Ratings

International Long-Term Credit Ratings

Investment Grade

AAA
Highest credit quality.  “AAA” ratings denote the lowest expectation of credit risk.  They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments.  This capacity is highly unlikely to be adversely affected by foreseeable events.

AA
Very high credit quality.  “AA” ratings denote a very low expectation of credit risk.  They indicate very strong capacity for timely payment of financial commitments.  This capacity is not significantly vulnerable to foreseeable events.

A
High credit quality.  “A” ratings denote a low expectation of credit risk.  The capacity for timely payment of financial commitments is considered strong.  This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB
Good credit quality.  “BBB” ratings indicate that there is currently a low expectation of credit risk.  The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity.  This is the lowest investment-grade category.

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Speculative Grade

BB
Speculative.  “BB” ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met.  Securities rated in this category are not investment grade.

B
Highly speculative.  “B” ratings indicate that significant credit risk is present, but a limited margin of safety remains.  Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC,CC,C
High default risk.  Default is a real possibility.  Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments.  A “CC” rating indicates that default of some kind appears probable. “C” ratings signal imminent default.

DDD,DD,D
Default.  The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines.  “DDD” obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest.  “D” indicates potential recoveries in the range of 50%-90%, and “D” the lowest recovery potential, i.e., below 50%.  Entities rated in this category have defaulted on some or all of their obligations.  Entities rated “DDD” have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process.  Entities rated “DD” and “D” are generally undergoing a formal reorganization or liquidation process; those rated “DD” are likely to satisfy a higher portion of their outstanding obligations, while entities rated “D” have a poor prospect for repaying all obligations.

International Short-Term Credit Ratings

F1	Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.
F2	Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.
F3	Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.
B	Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.
C	High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.
D	Default. Denotes actual or imminent payment default.

NOTES

“+” or “-” may be appended to a rating to denote relative status within major rating categories.  Such suffixes are not added to the ‘AAA’ long-term rating category, to categories below ‘CCC’, or to short-term ratings other than ‘F’.  Fitch uses the same ratings for municipal securities as described above for Institutional short-Term Credit Ratings.

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EXHIBITS

EXHIBIT A – OLD MUTUAL FUNDS AND ADVISER’S PROXY VOTING GUIDELINES
EXHIBIT B – SUB-ADVISERS PROXY VOTING POLICIES
EXHIBIT C – PORTFOLIO MANAGER DISCLOSURE

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EXHIBIT A

OLD MUTUAL FUNDS
OLD MUTUAL CAPITAL, INC.
OLD MUTUAL FUND SERVICES

PROXY VOTING GUIDELINES

Each of the Old Mutual Funds has adopted these Proxy Voting Guidelines (the “Guidelines”) in accordance with Rule 30b1-4 of the 1940 Act, as amended (the “Rule”).  The Funds recognizes that proxies have an economic value and in voting proxies, and seeks to maximize the value of its investments and its shareholders’ assets.

The Funds believe that the voting of proxies for issuers of securities held in Fund portfolios is an economic asset that has direct investment implications.  Moreover, the Funds believe that each portfolio’s investment adviser or sub-adviser is in the best position to assess the financial implications presented by proxy issues and the impact a particular vote may have on the value of a security.  Consequently, the Fund generally assigns proxy voting responsibilities to the investment managers responsible for the management of each respective Fund portfolio.  In supervising this assignment, the Trustees will periodically review the voting policies of each investment adviser or sub-adviser that manages the Fund portfolio that invests in voting securities.  If an investment adviser to the Fund portfolio that invests in voting securities does not have a proxy policy which complies with the relevant portions of the Rule and the proxy voting rule under the Investment Advisers Act of 1940, that adviser will be required to follow these Guidelines.

General Proxy Voting Guidelines

In evaluating proxy issues, information from various sources may be considered including information from company management, shareholder groups, independent proxy research services, and others.  In all cases, however, each proxy vote should be cast in a manner that seeks to maximize the value of a portfolio’s assets.

The Funds’ Guidelines as they relate to certain common proxy proposals are summarized below along with the Funds’ usual voting practice.  As previously noted, an adviser or sub-adviser to the Fund will only be required to follow these Guidelines if it does not have a proxy voting policy which complies with applicable regulatory requirements.

Board of Directors

The Funds generally vote FOR proposals: (1) requesting board audit, compensation, and/or nominating committees be composed exclusively of independent directors; (2) seeking to repeal classified boards and seek to elect all directors annually; (3) seeking to restore shareholder ability to remove directors with or without cause; (4) seeking to permit shareholders to elect directors to fill board vacancies; (5) seeking to fix the size of the board; (6) requesting that a majority or more of directors be independent, and (7) by shareholders seeking to require that the position of chairman be filled by an independent director.

The Funds generally vote AGAINST proposals seeking to: (1) require directors to own a minimum amount of company stock; (2) limit the tenure of outside directors through term limits or mandatory retirement age; (3) classify the board; (4) provide that directors may be removed only for cause; (5) provide that only continuing directors may elect replacements to fill board vacancies; (6) provide management the ability to alter the size of the board without shareholder approval; (7) require two candidates per board seat; (8) eliminate entirely directors’ and officers’ liability for monetary damages for violating the duty of care; and (9) provide indemnification that would expand coverage beyond just legal expenses to actions, such as negligence.

The Funds will evaluate on a case-by-case basis: (1) director nominees; (2) proposals on director and officer indemnification and liability protections, using Delaware law as the standard; and (3) proposals that establish or amend director qualifications.

Approval of Independent Auditors

The Funds generally vote FOR proposals seeking to ratify the selection of auditors.

The Funds will evaluate on a case-by-case basis proposals requesting: (1) companies to prohibit or limit their auditors from engaging in non-audit services and (2) audit firm rotation.

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Shareholder Rights

The Funds generally vote FOR proposals seeking to: (1) remove restrictions on the right of shareholders to act independently of management; (2) allow or make easier shareholder action by written consent; and (3) lower supermajority shareholder vote requirements.

The Funds generally vote AGAINST proposals seeking to: (1) restrict or prohibit shareholder ability to call special meetings; (2) restrict or prohibit shareholder ability to take action by written consent; (3) require a supermajority shareholder vote; and (4) adopt fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

The Funds will evaluate on a case-by-case basis proposals seeking (1) to adopt a fair price provision and (2) open access.

Anti-Takeover Defenses and Voting Related Issues

The Funds generally vote FOR proposals: (1) to adopt confidential voting, use independent vote tabulators and use independent inspectors of elections; (2) by management seeking to change the date/time/location of the annual meeting; (3) by shareholders requesting a company to submit its poison pill for shareholder ratification or redeem it; (4) seeking to opt out of control share acquisition statutes; (5) seeking to restore voting rights to the control shares; and (6) seeking to adopt anti-greenmail charter or by-law amendments or otherwise restrict a company’s ability to make greenmail payments.

The Funds generally vote AGAINST proposals: (1) seeking to provide management with the authority to adjourn an annual or special meeting; (2) by shareholders seeking to change the date/time/location of the annual meeting; (3) seeking to eliminate cumulative voting; (4) seeking to amend the charter to include control share acquisition provisions; and (5) seeking to increase authorized common stock for the explicit purpose of implementing a shareholder rights plan (“poison pill”).

The Funds will evaluate on a case-by-case basis proposals: (1) regarding a bundled or conditioned proxy proposals; (2) requesting reimbursement of proxy solicitation expenses; (3) requesting advance notice proposals; (4) seeking to restore or permit cumulative voting; (5) requesting to opt in or out of state takeover statutes; and (6) regarding anti-greenmail when bundled with other charter or bylaw amendments.

Corporate Governance

The Funds generally vote FOR proposals: (1) seeking to amend by-laws or charters for housekeeping changes; and (2) regarding reincorporation; and (3) give the board the ability to amend by bylaws, in addition to shareholders.

The Funds generally vote AGAINST proposals that give the board the exclusive ability to amend the bylaws.

The Funds will evaluate on a case-by-case basis proposals requesting a change in a company’s state of incorporation.

Capital Structure

The Funds generally vote FOR proposals seeking to: (1) increase common share authorization for a stock split; (2) implement a reverse stock split; (3) authorize preferred stock where the company specifies the rights of such stock and they appear reasonable; (4) reduce the par value of common stock; (5) institute open-market share repurchase plans in which all shareholders may participate in equal terms; (6) approve increases in common stock beyond the allowable increase when a company’s shares are in danger of being delisted or there is a going concern issue; and (7) create a new class of non-voting or sub-voting common stock.

The Funds generally vote AGAINST proposals seeking to: (1) increase the number of authorized shares that have superior voting rights at companies with dual-class capital structures; (2) authorize the creation of new classes of blank check preferred stock; (3) increase the number of blank check preferred stock when no shares have been issued or reserved for a specific purpose; and (4) create a new class of common stock with superior voting rights.

The Funds will evaluate on a case-by-case basis proposals: (1) seeking to increase the number of shares of common and preferred stock authorized for issue; (2) seeking to implement a reverse stock split that does not proportionately reduce the number of shares authorized for issue; (3) requesting preemptive rights; (4) regarding a debt restructuring plan; (5) regarding the creation of tracking stock; (6) regarding conversion of securities; (7) regarding the formation of a holding company; (8) regarding “going private” transactions; (9) regarding private placements; and (10) regarding recapitalizations.

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Executive and Director Compensation

The Funds generally vote FOR proposals: (1) requesting additional disclosure of executive and director pay information; (2) requesting golden and tin parachutes submitted for shareholder ratification; (3) requesting shareholder approval in order to implement an employee stock option plan (“ESOP”) or to increase authorized shares for existing ESOPs, except where excessive; (4) seeking to implement a 401(k) savings plan for employees; (5) regarding plans which provide a dollar-for-dollar cash for stock exchange; (6) seeking to eliminate retirement plans for non-employee directors; (7) seeking to put option repricings to a shareholder vote; (8) asking the company to expense stock options; (9) seeking to simply amend shareholder approved compensation plans to comply with Omnibus Budget Reconciliation Act of 1987 (“OBRA laws”); (10) seeking to add performance goals to existing compensation plans to comply with OBRA laws; (11) requesting cash or cash and stock bonus plans that are submitted to shareholders for the purpose of examining compensation under OBRA laws; (12) seeking to put option repricings to a shareholder vote; (13) requesting to put extraordinary benefits contained in Supplemental Executive Retirement Plans (SERP) agreements to a shareholder vote; and (14 seeking to exclude pension fund income in the calculation of earnings used in determining executive bonuses/compensation.

The Funds generally vote AGAINST proposals: (1) seeking to set absolute levels of compensation; and (2) requiring director fees to be paid in stock only; (3) regarding plans that expressly permit the repricing of underwater stock options without shareholder approval; (4) for plans in which the CEO participates if there is a disconnect between the CEO’s pay and company performance and the main source of the pay increase is equity-based; (5) requesting retirement plans for non-employee directors; and (6) seeking equity plans where the company has a high average three-year burn rate.

The Funds will evaluate on a case-by-case basis proposals: (1) regarding compensation plans; (2) by management seeking approval to reprice options; (3) regarding employee stock purchase plans; (4) seeking to ratify or cancel golden or tin parachutes; (5) seeking to provide an option of taking all or a portion of cash compensation in the form of stock; (6) regarding plans which do not provide a dollar-for-dollar cash for stock exchange; (7) seeking to amend existing OBRA plans to increase shares reserved and to qualify for favorable tax treatment under the OBRA laws; (8) by shareholders regarding all other executive and director pay issues; and (9) seeking mandatory holding periods for executives to hold stock after option exercise.

Mergers and Corporate Restructurings

The Funds generally vote FOR proposals seeking to: (1) restore or provide shareholders with rights of appraisal and (2) change the corporate name.

The Funds generally vote AGAINST proposals requesting the board to consider non-shareholder constituencies or other non-financial effects when evaluating a merger or business combination.

The Funds will evaluate on a case-by-case basis proposals: (1) regarding mergers and acquisitions; (2) regarding spin-offs; (3) regarding asset sales; (4) regarding asset purchases; (5) regarding liquidations; (6) regarding joint ventures; and (7) seeking to maximize shareholder value.

Certain Foreign Securities

In certain foreign jurisdictions the voting of portfolio proxies can result in additional restrictions that have an economic impact or cost to the security, such as “share-blocking.”  For example, the Fund may be prevented from selling shares of the foreign security for a period of time if the sub-adviser exercises its proxy voting rights. This is known as “share-blocking.”  There are occasions where the proxy statements and ballots for foreign securities are not communicated to the Sub-Adviser in a timely manner based on the required timeframes of the local jurisdiction, or do not contain sufficient information on which to base a reasoned vote.  Some foreign securities must be voted in person at the shareholder meeting.

The Funds recognize that voting a proxy might not be in the best interests of the Fund in these and other similar circumstances.  Accordingly, the Funds may wish to abstain from a proxy vote based on a determination that casting a vote would not be in the economic best interests of the shareholders of the Funds.

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Social and Environmental Issues

The Funds generally vote FOR proposals: (1) requesting additional information, particularly when it appears companies have not adequately addressed shareholders’ environmental concerns; (2) outlining vendor standards compliance; (3) outlining a company’s involvement in spaced-based weaponization; (4) outlining the company’s efforts to diversify the board; (5) outlining the company’s affirmative action initiatives; and (6) outlining the company’s progress towards the Glass Ceiling Commission’s business recommendations.

The Funds generally vote AGAINST proposals: (1) seeking to completely phase out genetically engineered (GE) ingredients from the company’s products; (2) requesting a report on the health and environmental effects of genetically modified organisms; (3) seeking to label GE ingredients voluntarily; (4) requesting a report on a company’s policies aimed at curtailing gun violence; (5) requesting stronger tobacco product warnings, as such decisions are better left to public health authorities; (6) seeking to prohibit investment in tobacco equities, as such decisions are better left to public health authorities; (7) requesting the company to affirm political nonpartisanship in the workplace; (8) requesting, reporting or publishing in newspapers the company’s political contributions; (9) seeking to disallow or restrict the company from making political contributions; (10) requesting a list of company associates that have prior government service and whether such service had a bearing on the company; (11) implementing the China Principles; (12) requesting reports on foreign military sales or offsets; (13) requesting a company to cease production of nuclear weapons; and (14) requesting a report on the diversity efforts of suppliers and service providers.

The Funds will evaluate on a case-by-case basis proposals: (1) seeking to phase out the use of animals in product testing; (2) requesting the company to implement price restraints on pharmaceutical products; (3) requesting a report on the feasibility of labeling GE ingredients; (4) requesting a report on the financial, legal and environmental impact of continued use of GE ingredients; (5) requesting reports on the company’s procedures for preventing predatory lending; (6) regarding tobacco; (7) requesting a report outlining potential environmental damage from drilling in the Arctic National Wildlife Refuge; (8) seeking to adopt the CERES Principles; (9) seeking to adopt a comprehensive recycling strategy; (10) seeking to invest in renewable energy sources; (11) seeking to review ways to link executive compensation to social factors; (12) requesting a report detailing the company’s operations in a particular country and steps to protect human rights; (13) seeking to implement certain human rights standards; (14) seeking to endorse or increase activity on the MacBride Principles; (15) requesting a company to renounce future involvement in antipersonnel landmine and cluster bomb production; (16) requesting a company to increase the diversity of the board; (17) calling for companies to report on the risks associated with outsourcing and/or offshoring; and (18) requesting a board committee to review and report outlining the company’s operations in Iran.

Other Situations

No Proxy Voting Guideline can anticipate all potential proxy voting issues that may arise.  Consequently, other issues that appear on proxies are reviewed on a case-by-case basis and the Funds’ votes are cast in a manner that the Funds believe is in the best interest of the applicable portfolio and its shareholders.

Conflicts of Interest

The Fund recognizes that conflicts of interest exist, or may appear to exist, in certain circumstances when voting proxies.  Since under normal circumstances the adviser or sub-adviser will be responsible for voting proxies related to securities held in a Trust portfolio, the portfolios themselves will not have a conflict of interest with Fund shareholders in the voting of proxies.  The Funds expect each adviser and sub-adviser responsible for voting proxies to adopt policies that address the identification of material conflicts of interest that may exist and how such conflicts are to be resolved to ensure that voting decisions are based on what is in the best interest of each respective Fund portfolio and its shareholders and is not influenced by any conflicts of interest that the adviser or sub-adviser may have.

Fund of Funds

In the event that one or more Funds participates in a “fund of funds” arrangement with another Fund, the potential exists for an apparent or actual conflict of interest.  For example, if the Fund of Funds invests in shares of another Fund (an “underlying Fund’) it is possible that the Fund of Funds may own a majority, if not all, of the shares or a class of shares of the underlying Fund, and thus control the outcome of the proxy vote in the underlying Fund.  In such circumstances, it is the policy of the Fund of Funds to vote proxies of the underlying Fund in a manner the independent Trustees believe is in the best interest of the Fund of Funds.

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Disclosure of Proxy Voting Guidelines and Voting Records

The Funds will fully comply with all applicable disclosure obligations under the Rule.  These include the following:

▪
Disclosure in shareholder reports that a description of the Funds’ Proxy Voting Guidelines are available upon request without charge and information about how it can be obtained (e.g., Trust website, SEC web site, and toll free phone number).

▪	Disclosure in the Funds’ Statement of Additional Information (SAI) the actual policies used to vote proxies.

▪
Disclosure in shareholder reports and in the SAI that information regarding how the Funds voted proxies during the most recent twelve month period ended June 30 is available without charge and how such information can be obtained.

The Funds will file all required reports regarding the Funds’ respective actual proxy voting records on Forms N-PX on an annual basis as required by the Rule.  This voting record will also be made available to shareholders.

The Funds will respond to all requests for guideline descriptions or proxy records within three (3) business days of such request.

Maintenance of Proxy Voting Records

The Funds’ administrators, advisers, and/or sub-advisers will be responsible for maintaining all appropriate records related to the voting of proxies held in the Fund portfolio as required by the Rule.  These records include proxy ballots, share reconciliation reports, recommendation documentation, and other pertinent supporting documentation relating to a particular proxy.  Applicable records shall be maintained for a period of six (6) years.

Review of Proxy Voting Guidelines

This guideline as well as the proxy voting guidelines of all Fund advisers and sub-advisers will be reviewed at least annually.  This review will include, but will not necessarily be limited to, any proxy voting issues that may have arisen or any material conflicts of interest that were identified and the steps that were taken to resolve those conflicts.

Dated:           January 1, 2008

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OLD MUTUAL CAPITAL, INC.

PROXY VOTING POLICY

Introduction

Old Mutual Capital, Inc. (“OMCAP”) recognizes that proxies for companies whose securities are held in the Old Mutual Funds have an economic value, and it seeks to maximize that economic value by ensuring that votes are cast in a manner that it believes to be in the best interest of the affected client(s).  Proxies are considered client assets and are to be managed with the same care, skill and diligence as all other client assets.

Except for any Funds that OMCAP directly manages itself, OMCAP delegates proxy voting authority and responsibility to sub-advisers of the Old Mutual Funds.  In turn, the sub-advisers are expected to adhere to this Policy, relevant securities laws and their own internal proxy voting policies.  All sub advisers to the Old Mutual Funds are required to have such policies and keep records of their proxy voting under Investment Advisers Act Rules 206(4)-6 and Rule 204-2, as amended.

OMCAP Proxy Voting Policies

Proxy Oversight Committee

OMCAP has established a Proxy Oversight Committee (the “Committee”), consisting of the following employees of OMCAP:

•	Portfolio Manager
•	Trader
•	General Counsel
•	Chief Compliance Officer and
•	Chief Executive Officer

The Committee is primarily responsible for:

♦	Approving OMCAP’s Proxy Voting Policy (the “Policy”) and related Procedures;
♦	Reviewing reports of proxy votes cast;
♦	Reviewing proxies that are voted in a manner inconsistent with the recommendations of a designated, independent third-party proxy research provider;
♦	Seeking to identify and properly address material conflicts of interest that may arise;
♦	Reviewing the proxy voting policies of sub advisers; and
♦	Acting as a resource for OMCAP portfolio managers and sub advisers on proxy matters, if requested.

Sub-advisers are not mandated to use the Committee in any capacity.

Proxy Voting Service

The Committee has authorized the appointment of Institutional Shareholder Services (“ISS”), a division of RiskMetrics Group, to provide research on proxy matters and voting recommendations, and to cast votes on behalf of OMCAP.  ISS executes and maintains appropriate records related to the proxy voting process, and OMCAP has access to those records.  OMCAP maintains records of differences, if any, between this Policy and the actual votes cast.

Proxy Voting Guidelines

OMCAP reviews voting recommendations made to it by ISS and the Committee has determined that the policy provides guidance in the best interest of our clients.  A copy of these guidelines is included as an Exhibit (II-7) to the Consolidated Compliance Policies and Procedures Manual.

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Conflict of Interest Identification and Resolution

OMCAP seeks to minimize the potential for conflict by utilizing the services of ISS to provide voting recommendations that are consistent with relevant regulatory requirements. Occasions may arise during the analysis and voting process in which the best financial interests of clients might conflict with the interests of ISS. ISS has developed a “chinese wall” as security between its proxy recommendation service and the other services it and its affiliated companies provide to clients who may also be a portfolio company for which proxies are solicited.

While it is generally expected that most proxies will be voted consistent with ISS recommendation, there may be instances where OMCAP believes that under the circumstances, an issue should be voted in a manner which differs from the ISS recommended vote.  In reviewing the recommendations to determine how to vote the proxy in the best interest of clients, OMCAP may consider information from various sources, such as other investment professionals, management of the company conducting the proxy, shareholder groups, and other relevant sources. Instances in which proxies are voted against ISS recommendations are considered “Overrides” and all such overrides must be described on the attached Proxy Voting Override Form and approved by the CIO and CCO and subsequently reported to the Committee.  In approving any Override, the CIO and CCO will use their best judgment to ensure that the vote is cast in the best economic interest of the affected client(s).

In an effort to ensure that material conflicts of interest or potential conflicts of interest have been identified in Override situations, OMCAP also has developed a Proxy Vote Watch List (the “Watch List”).  The Watch List, which is maintained by OMCAP Investors (a division of OMCAP), summarizes public companies with whom OMCAP may have a material conflict of interest with a client in voting a proxy.  These may include the following situations:

•	Public companies with whom OMCAP has a current or prospective material business relationship;
•	Public companies for whom OMCAP directly or indirectly provides investment advisory services (e.g. a separate account client, a wrap sponsor);
•	Public companies where a OMCAP employee, or spouse of a OMCAP employee, is a senior officer, director or has a material business relationship; and
•	Other situations that may arise from time-to-time and will be evaluated based on specific facts and circumstances and added to the Watch List if deemed appropriate.

All Overrides approved that related to companies for which a potential conflict of interest has been identified are reviewed by the Committee for its evaluation and input as to how the conflict of interest should be resolved.  If a member of the Committee is the source of the conflict, that member will not participate in the Committee decision on how to resolve the conflict or determine how to vote the proxy.

In resolving a conflict, the Committee may decide to take one of the following courses of action:  (1) determine that the conflict or potential conflict is not material, (2) request that disclosure be made to clients for whom proxies will be voted to disclose the conflict of interest and the recommended proxy vote and to obtain consent from such clients, (3) engage an independent third-party or fiduciary to determine how the proxies should be voted, (4) abstain from voting or (5) take another course of action that, in the opinion of the Committee, adequately addresses the potential for conflict.

Duty of Employees

Employees are required to report to the CCO any attempted or actual improper influence regarding proxy voting.

Disclosure to Clients

OMCAP’s Form ADV will include a description of this Policy and, upon request, OMCAP Inc. will provide clients a copy of the complete Policy.  OMCAP will also provide to clients, upon request, information on how their securities were voted.  OMCAP also will periodically report to the Boards of Trustees of the Old Mutual Funds regarding

1.	Votes cast differently than the ISS recommendations;
2.	Votes cast where a conflict of interest exists; and
3.	Instances where, for whatever reason, OMCAP fails to vote a proxy.

In each case, a brief explanation of the circumstances and resolution will be included.

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OMCAP Proxy Voting Operational Procedures

Reconciliation Process

OMCAP and the custodian each provide holdings to ISS on a daily basis.  Proxy materials are sent to ISS, which verifies that materials for future shareholder meetings are received for each record date position.  ISS researches and resolves situations where expected proxy materials have not been received.  ISS also notifies OMCAP of any proxy materials received that were not expected.

Voting Identified Proxies

A proxy is identified when it is reported through the ISS automated system or when a custodian bank notifies ISS of its existence.   As a general rule, OMCAP votes all U.S. and non-U.S. proxies to which OMCAP is entitled to vote that are identified within the solicitation period.  OMCAP may apply a cost-benefit analysis to determine whether to vote a non-U.S. proxy.  For example, if OMCAP is required to re-register shares of a company in order to vote a proxy and that re-registration process imposes trading and transfer restrictions on the shares, commonly referred to as “blocking,” OMCAP generally abstains from voting that proxy.

Although not necessarily an exhaustive list, other instances in which OMCAP may be unable or may determine not to vote a proxy are as follows: (1) situations where the underlying securities have been lent out pursuant to a client’s securities lending program; (2) instances when proxy materials are not delivered in a manner that does not provide OMCAP sufficient time to analyze the proxy and make an informed decision by the voting deadline.

Proxy Oversight Procedures

1.	OMCAP prepares a Proxy Voting Record Report for the Committee on a periodic basis. The Proxy Voting Record Report includes all proxies that were voted during a period of time.

2.
OMCAP also prepares a Proxy Override Summary Report that documents all votes that were overridden during the period.  The Proxy Override Summary Report describes any potential conflicts of interest that have been identified and their resolution.  These reports are periodically reviewed by the Committee and presented to the Trustees of the Old Mutual Funds.

Maintenance of Proxy Voting Records

The following records are maintained for a period of six years, with records being maintained for the first two years on site:

o	These policy and procedures, and any amendments thereto;
o	Each proxy statement (the majority of which are maintained on a third-party automated system);
o	Record of each vote cast ;
o	Documentation, if any, created by OMCAP that was material to making a decision how to vote proxies on behalf of a client or that memorializes the basis for a decision;
o	Various reports related to the above procedures; and
o	Each written client request for information and a copy of any written response by OMCAP to a client’s written or oral request for information.

Sub-Adviser Proxy Voting

Each sub-adviser is required to prepare a Proxy Voting Record Report for OMCAP on at least an annual basis.  The Proxy Voting Record Report includes all proxies that were voted during a period of time.  Each sub-adviser also prepares a Proxy Conflict of Interest Report that documents all instances where a material conflict of interest was identified and the resolution of the material conflict of interest, as well as proxy votes made inconsistently with the sub-advisers own proxy voting policies, or proxies not voted at all.

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Sub Adviser Maintenance of Proxy Voting Records

The following records must be maintained by a sub adviser for a period of six years, with records being maintained for the first two years on site:

•	These policy and procedures, and any amendments thereto;

•	Various reports prepared according to the above procedures; and

•	Each written client request for information and a copy of any written response by OM Capital to a client’s written or oral request for information.

Each sub-adviser will maintain the records required to be maintained under the federal securities laws.

Form N-PX

Under the 1940 Act Rule 30b1-4, each Trust of the Old Mutual Funds is required to file on or before August 31 of each year a report on Form N-PX, detailing how the Funds voted each portfolio company proxy during the twelve month period ended on June 30 of that year.  OMCAP’s Compliance and Legal Departments are responsible for working with the Funds’ sub advisers and custodians to prepare and file such yearly reports.

Website

The Forms N-PX for each Trust in the Old Mutual Funds, as filed, also will be available through the Funds’ website.

 Dated:                 January 1, 2008

Amended:     April 1, 2009
Amended:     June 1, 2010

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[Insert Xenon Proxy Voting Policy]

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DWIGHT ASSET MANAGEMENT COMPANY

PROXY VOTING POLICY AND PROCEDURES

Dwight Asset Management Company (“Dwight”) is a registered investment adviser specializing in fixed income and stable value strategies.  As a stable value and fixed income manager, Dwight generally does not purchase voting securities on behalf of its clients.  To the extent that a proxy voting situation arises, Dwight assumes a fiduciary responsibility to vote proxies in the best interest of its clients.  In addition, with respect to employee benefit plans governed by the Employee Retirement Income Security Act (“ERISA”) with respect to which Dwight has been granted voting discretion, Dwight is responsible as a fiduciary to vote proxies prudently and solely in the best interest of plan participants and beneficiaries.  So that Dwight may fulfill these fiduciary responsibilities, Dwight has adopted and implemented these written policies and procedures which are designed to ensure that it votes proxies in the best interest of its clients.

Proxy Oversight Committee

Dwight has established a Proxy Oversight Committee (the “Committee”), consisting of the Chief Investment Officer, Head of Credit and the Chief Compliance Officer.  The Committee is primarily responsible for:

•	Approving Dwight’s Proxy Voting Policy and Procedure.
•	Reviewing proxy voting requests and determining the appropriate response.
•	Seeking to identify and properly address conflicts of interest, or potential conflicts of interest, that may arise in the context of voting proxies.
•	Reporting to the Investment and Risk Management Committee on a periodic basis.

The Committee has also authorized the Chief Compliance Officer or his or her designee to coordinate, execute and maintain appropriate records related to the proxy voting process.

Proxy Voting Guidelines

Dwight acknowledges it has a duty of care that requires it to monitor corporate actions and vote client proxies.  If a client’s custodian notifies Dwight of a proxy that requires voting on behalf of a client, Dwight will vote the proxy in accordance with these guidelines and any written guidelines or instructions from clients.  In the event a client’s written guidelines or instructions conflict with what is contained in this Policy, the client’s written guidelines or instructions will prevail.

These guidelines are not rigid policy positions.  Dwight will consider each corporate proxy statement on a case-by-case basis, and may vote in a manner different from that contemplated by these guidelines when deemed appropriate.  There may be occasions when Dwight determines that not voting a proxy may be in the best interest of a client, for example, when the cost of voting the proxy exceeds the expected benefit to the client.  Dwight may change these guidelines from time to time without providing notice of these changes to its clients.

Dwight’s general proxy voting policy is described below along with Dwight’s intended voting practices.

1.
General:   It is Dwight’s policy to review each proxy statement on an individual basis and to base its voting decision on its judgment of what will serve the financial interests of its clients, the beneficial owners of the security.  Economic and any other pertinent considerations will be evaluated.

2.
Management Proposals:  In general, it is Dwight’s intention to vote on proposals introduced by company management in accordance with management’s recommendations on the following types of management proposals:

•	Election of Directors
•	Approval of Independent Auditors
•	Executive Compensation Plans
•	Corporate Structure and Shareholder Rights

3.
Shareholder Proposals:  At times shareholders will submit proposals that generally seek to change some aspect of a company’s corporate governance structure or its business operations.  Dwight will examine each issue solely from an economic perspective.  Generally Dwight will vote with management in opposition to shareholder resolutions which could negatively impact the company’s ability to conduct business, and support the shareholder initiatives concerning the maximization of shareholder value.

4.
Other Situations:  No proxy voting policy can anticipate all potential proxy voting issues that may arise or address all the potential intricacies that may surround individual proxy votes, and for that reason, actual proxy votes may differ from the guidelines presented here.  Consequently, other issues that appear on proxies are reviewed on a case-by-case basis and Dwight’s vote is cast in a manner that we believe is in the best interest of the affected client(s).

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Conflicts of Interest

Occasions may arise during the voting process in which a client’s financial interests conflict with Dwight’s interests.  A conflict of interest may exist, for example, if Dwight has a business relationship with, or is actively soliciting business from, either (i) the company soliciting the proxy, or (ii) a third party that has a material interest in the outcome of a proxy vote or that is actively lobbying for a particular outcome of a proxy vote.  A business relationship includes, but is not limited to, employees serving as a director of the company or Dwight managing a company’s pension fund.  If Dwight is aware of a conflict of interest, Dwight will disclose the conflict to its client(s) and will vote the proxy as directed by the client(s).

Voting Process

Dwight has charged its Chief Compliance Officer or his or her designee with responsibility for acting as liaison with clients’ custodian banks and assisting in the coordination and voting of proxies.  After the Chief Compliance Officer or designee is notified of a proxy that requires voting, he or she will submit the proxy to the Proxy Oversight Committee for voting in-line with these procedures.   The Chief Compliance Officer or designee is also responsible for ensuring that the proxies are transmitted for voting in a timely fashion and maintaining a record of the voting record to be made available to clients upon request.

Recordkeeping

Pursuant to Rule 204-2 of the Investment Advisers Act of 1940, Dwight will maintain the following records for five years from the end of the fiscal year during which the record was created in an easily accessible place, the first two years in its office:
•	Dwight’s proxy voting policies and procedures, and any amendments thereto;
•	Proxy statements received regarding client securities;
•	Records of votes cast on behalf of clients;
•	Records of written client requests for voting information;
•	Records of written responses from Dwight to both written and verbal client requests; and
•	Any other documents prepared that were material to Dwight’s decision to vote a proxy or that memorialized the basis for the decision.

Obtaining a Voting Proxy Report

Clients may request additional copies of these policies and procedures and/or a report on how their individual securities were voted by calling or writing Daniel Whitcomb, Compliance Officer, at 100 Bank St., Suite 800, Burlington, VT 05401 / (802) 383-4000.

August 2003
As amended December 2005

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EXHIBIT C

PORTFOLIO MANAGER DISCLOSURE

As of March 31, 2011

INVESTMENTS IN THE FUND

NAME OF PORTFOLIO MANAGER	NAME OF FUND	DOLLAR RANGE OF INVESTMENTS IN THE FUND
Xenon
Jay R. Feuerstein
Steven D. Schnur
Jeffrey P. Bolduc
Dwight
John C. Donohue
Eric D. Hiatt, CFA
Timothy J. Robey

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DESCRIPTION OF COMPENSATION STRUCTURE

Xenon

Dwight

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OTHER MANAGED ACCOUNTS

Certain of the Fund’s portfolio managers also manage other mutual funds for which the Sub-Adviser acts as adviser, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals.  The following chart reflects accounts other than the Fund for which each portfolio manager has day-to-day management responsibilities as of March 31, 2011, unless otherwise indicated.  Accounts are grouped into three categories: (i) mutual funds, (ii) other pooled investment vehicles, and (iii) other accounts.  To the extent that any of these accounts pay advisory fees that are based on performance of the account (“performance-based fees”), that information is specifically identified.

Name of Portfolio Manager	Number of Accounts Managed by Each Portfolio Manager and Total Assets in Each Category
Xenon
Jay R. Feuerstein
Steven D. Schnur
Jeffrey P. Bolduc
Dwight
John C. Donohue
Eric D. Hiatt, CFA
Timothy J. Robey

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CONFLICTS OF INTEREST

Actual or apparent conflicts of interest may arise when a portfolio manager has responsibility for managing more than one Fund or other account.  In managing the Fund, the portfolio managers may be presented with the following conflicts of interest:

•
The management of multiple funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of the  Fund and/or other accounts.  The sub-adviser may seek to mitigate these conflicts by having portfolio managers focus on a distinct investment discipline and reviewing composite performance for dispersion in investment performance among accounts within the same composites.

•
The management of an account that charges a performance based fee creates a conflict of interest because the portfolio manager may have greater incentive to allocate his or her best investment ideas, including Initial Public Offerings (IPOs), to such account.  This is because performance-based fees give the sub-advisers the opportunity to substantially increase fees it earns as a result of account performance or profits, a portion of which profits are paid to the portfolio manager.  The Sub-adviser may attempt to manage these types of conflicts through its trade allocation and IPO allocation policies and by monitoring the trade activity of portfolio managers who manage accounts that charge a performance based fee.

•
Fund managers are permitted to purchase and sell securities for their own personal accounts or the personal accounts of family members (through a broker or otherwise), which could potentially influence the portfolio managers’ decisions with respect to purchasing or selling the same securities for the Fund.  To mitigate this potential conflict of interest, the Code of Ethics of the Sub-Adviser may require portfolio managers to pre-clear purchases and sales of securities that they beneficially own with an authorized compliance officer of the Sub-Adviser.  The Code of Ethics of the Sub-Adviser may also require portfolio managers to regularly report to the Sub-Adviser the securities that the portfolio manager beneficially owns so that the Sub-Adviser’s compliance staff can monitor the Fund’s trade activities in those securities.  If a portfolio manager identifies an investment opportunity that may be suitable for more than one Fund or other account, the Fund may not be able to take full advantage of that opportunity due to there being an insufficient number of securities available to fill the portfolio manager orders.  The Sub-Adviser may  have instituted a trade allocation policy that attempts to treat all clients of the Sub-Adviser equitably in such an event.

•
The Sub-Adviser has discretion to select brokers for the execution of trades for the Fund, subject to their duty to seek best execution.  However, certain of the Sub-Adviser’s clients may direct the Sub-Adviser to use certain brokers to execute transactions for that client’s account.  A conflict could result from the Sub-Adviser having to place separate, non-simultaneous transactions for the Fund and another account that could negatively affect the market price of the Fund security or the execution of the transaction.

Xenon

Dwight

___________________________________________________________________________________________
Distributed by Old Mutual Investment Partners
R-111-XX  02/2011

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PART C

OTHER INFORMATION

ITEM 28.                      EXHIBITS

(a)	Amended and Restated Agreement and Declaration of Trust. Incorporated herein by reference to PEA No. 88 filed on June 30, 2006.

(1)	First Amendment to Amended and Restated Agreement and Declaration of Trust, as amended August 2, 2007. Incorporated herein by reference to PEA No. 100 filed on November 15, 2007.

(2)	Second Amendment to Amended and Restated Agreement and Declaration of Trust, as amended effective November 19, 2007. Incorporated herein by reference to PEA No. 100 filed on November 15, 2007.

(3)	Amended Schedule A to Agreement and Declaration of Trust, as amended March 27, 2009. Incorporated herein by reference to PEA No. 106 filed on July 29, 2009.

(4)	Third Amendment to Amended and Restated Agreement and Declaration of Trust, as amended effective March 15, 2010. Incorporated herein by reference to PEA No.108 filed on May 28, 2010.

(5)	Fourth Amendment to Amended and Restated Agreement and Declaration of Trust, as amended effective May 18, 2010. Incorporated herein by reference to PEA No.108 filed on May 28, 2010.

(6)	Amended Schedule A to Agreement and Declaration of Trust, as amended June 21, 2010. Incorporated herein by reference to PEA No. 110 filed on June 21, 2010.

(b)	Amended and Restated Bylaws dated May 21, 2008. Incorporated herein by reference to PEA No. 106 filed on July 29, 2009.

(c)	Instruments Defining Rights of Security Holders.

(1)	Articles II, VI, VII and IX of the Amended and Restated Agreement and Declaration of Trust. Incorporated herein by reference to PEA No. 88 filed on June 30, 2006.

(2)	Article IV of the Amended and Restated Bylaws. Incorporated herein by reference to PEA No. 106 filed on July 29, 2009.

(d)	Investment Advisory Agreement.

(1)	Management Agreement by and between the Registrant and Old Mutual Capital, Inc. Incorporated herein by reference to PEA No. 88 filed on June 30, 2006.

(i)	First Amendment dated December 21, 2006 to Management Agreement between Registrant and Old Mutual Capital, Inc. Incorporated herein by reference to PEA No. 92 filed December 21, 2006.

(ii)	Second Amendment dated April 25, 2008 to Management Agreement between Registrant and Old Mutual Capital, Inc. Incorporated herein by reference to PEA No. 103 filed on July 28, 2008.

(iii)	Third Amendment dated March 27, 2009 to Management Agreement between Registrant and Old Mutual Capital, Inc. Incorporated herein by reference to PEA No. 106 filed on July 29, 2009.

(iv)	Fourth Amendment dated July 29, 2009 to Management Agreement between Registrant and Old Mutual Capital, Inc. Incorporated herein by reference to PEA No.108 filed on May 28, 2010.

(v)	Fifth Amendment dated December 4, 2009 to Management Agreement between Registrant and Old Mutual Capital, Inc. Incorporated herein by reference to PEA No.108 filed on May 28, 2010.

(vi)	Sixth Amendment dated March 12, 2010 to Management Agreement between Registrant and Old Mutual Capital, Inc. Incorporated herein by reference to PEA No.108 filed on May 28, 2010.

(2)
Management Agreement by and between the Registrant and Old Mutual Capital, Inc. on behalf of the Old Mutual TS&W Mid-Cap Value Fund.  Incorporated herein by reference to PEA No. 96 filed on June 1, 2007.

(3)
Management Agreement by and between the Registrant and Old Mutual Capital, Inc. on behalf of the Old Mutual Barrow Hanley Core Bond Fund and the Old Mutual Dwight High Yield Fund.  Incorporated herein by reference to PEA No. 100 filed on November 15, 2007.

(i)	First Amendment dated August 17, 2009 to Management Agreement between Registrant and Old Mutual Capital, Inc. Incorporated herein by reference to PEA No.108 filed on May 28, 2010.

(4)
Management Agreement by and between the Registrant and Old Mutual Capital, Inc. on behalf of the Old Mutual US Government Money Market Fund and the Old Mutual US Treasury Money Market Fund, dated June 21, 2010.  Incorporated herein by reference to PEA No. 110 filed on June 21, 2010.

(5)
Investment Sub-Advisory Agreement by and among the Registrant, on behalf of the Old Mutual Strategic Small Company Fund, Old Mutual Capital, Inc. and Copper Rock Capital Partners LLC dated April 19, 2006.  Incorporated herein by reference to PEA No. 88 filed on June 30, 2006.

(i)
First Amendment dated March 27, 2009 to the Investment Sub-Advisory Agreement by and among the Registrant, on behalf of the Old Mutual Strategic Small Company Fund, Old Mutual Capital, Inc. and Copper Rock Capital Partners LLC dated April 19, 2006.  Incorporated herein by reference to PEA No. 106 filed on July 29, 2009.

(6)
Investment Sub-Advisory Agreement by and among the Registrant, on behalf of the Old Mutual Strategic Small Company Fund, Old Mutual Capital, Inc. and Eagle Asset Management, Inc. dated April 19, 2006.  Incorporated herein by reference to PEA No. 88 filed on June 30, 2006.

(i)
First Amendment dated March 27, 2009 to the Investment Sub-Advisory Agreement by and among the Registrant, on behalf of the Old Mutual Strategic Small Company Fund, Old Mutual Capital, Inc. and Eagle Asset Management, Inc. dated April 19, 2006. Incorporated herein by reference to PEA No. 106 filed on July 29, 2009.

(7)
Investment Sub-Advisory Agreement by and among the Registrant, on behalf of the Old Mutual Cash Reserves Fund, Old Mutual Capital, Inc. and Dwight Asset Management Company LLC dated March 12, 2010.  Incorporated herein by reference to PEA No.108 filed on May 28, 2010.

(8)
Investment Sub-Advisory Agreement by and among the Registrant, on behalf of the Old Mutual Dwight Short Term Fixed Income Fund and Old Mutual Dwight Intermediate Fixed Income Fund, Old Mutual Capital, Inc. and Dwight Asset Management Company dated April 19, 2006.  Incorporated herein by reference to PEA No. 88 filed on June 30, 2006.

(i)
First Amendment dated January 23, 2008 to Investment Sub-Advisory Agreement by and among the Registrant, on behalf of the Old Mutual Dwight Short Term Fixed Income Fund and Old Mutual Dwight Intermediate Fixed Income Fund, Old Mutual Capital, Inc. and Dwight Asset Management Company dated April 19, 2006. Incorporated herein by reference to PEA No. 103 filed on July 28, 2008.

(9)
Investment Sub-Advisory Agreement by and among the Registrant, on behalf of the Old Mutual Analytic U.S. Long/Short Fund, Old Mutual Capital, Inc. and Analytic Investors, LLC dated May 17, 2006.  Incorporated herein by reference to PEA No. 88 filed on June 30, 2006.

(10)
Investment Sub-Advisory Agreement by and among the Registrant, on behalf of the Old Mutual Heitman REIT Fund, Old Mutual Capital, Inc. and Heitman Real Estate Securities LLC dated April 19, 2006.  Incorporated herein by reference to PEA No. 88 filed on June 30, 2006.

(11)
Investment Sub-Advisory Agreement by and among the Registrant, on behalf of the Old Mutual Barrow Hanley Value Fund, Old Mutual Capital, Inc. and Barrow, Hanley, Mewhinney & Strauss Inc. dated May 17, 2006.  Incorporated herein by reference to PEA No. 88 filed on June 30, 2006.

(i)
First Amendment dated December 21, 2006 to Investment Sub-Advisory Agreement by and among the Registrant, on behalf of the Old Mutual Barrow Hanley Value Fund, Old Mutual Capital, Inc. and Barrow, Hanley, Mewhinney & Strauss Inc. dated May 17, 2006.  Incorporated herein by reference to PEA No. 92 filed December 21, 2006.

(ii)
Second Amendment dated July 29, 2009 to Investment Sub-Advisory Agreement by and among the Registrant, on behalf of the Old Mutual Barrow Hanley Value Fund, Old Mutual Capital, Inc. and Barrow, Hanley, Mewhinney & Strauss Inc. dated May 17, 2006.  Incorporated herein by reference to PEA No. 106 filed on July 29, 2009.

(12)
Investment Sub-Advisory Agreement by and among the Registrant, on behalf of Old Mutual TS&W Small Cap Value Fund, Old Mutual Capital, Inc. and Thompson, Siegel & Walmsley LLC dated April 19, 2006.  Incorporated herein by reference to PEA No. 88 filed on June 30, 2006.

(i)
First Amendment dated March 27, 2009 to Investment Sub-Advisory Agreement by and among the Registrant, on behalf of Old Mutual TS&W Small Cap Value Fund, Old Mutual Capital, Inc. and Thompson, Siegel & Walmsley LLC dated April 19, 2006. Incorporated herein by reference to PEA No. 106 filed on July 29, 2009.

(13)
Investment Sub-Advisory Agreement by and among the Registrant, on behalf of the Old Mutual TS&W Mid-Cap Value Fund, Old Mutual Capital, Inc. and Thompson, Siegel & Walmsley LLC dated June 4, 2007.  Incorporated herein by reference to PEA No. 96 filed on June 1, 2007.

(14)
Investment Sub-Advisory Agreement by and among the Registrant, on behalf of the Old Mutual Large Cap Growth Fund, Old Mutual Capital, Inc. and Ashfield Capital Partners, LLC dated July 3, 2007.  Incorporated herein by reference to PEA No. 100 filed on November 15, 2007.

(i)
First Amendment dated April 25, 2008 to Investment Sub-Advisory Agreement by and among the Registrant, on behalf of the Old Mutual Large Cap Growth Fund, Old Mutual Capital, Inc. and Ashfield Capital Partners, LLC dated July 3, 2007.  Incorporated herein by reference to PEA No. 103 filed on July 28, 2008.

(ii)
Second Amendment dated March 27, 2009 to Investment Sub-Advisory Agreement by and among the Registrant, on behalf of the Old Mutual Large Cap Growth Fund, Old Mutual Capital, Inc. and Ashfield Capital Partners, LLC dated July 3, 2007.  Incorporated herein by reference to PEA No. 106 filed on July 29, 2009.

(iii)
Third Amendment dated August 8, 2009 to Investment Sub-Advisory Agreement by and among the Registrant, on behalf of the Old Mutual Large Cap Growth Fund, Old Mutual Capital, Inc. and Ashfield Capital Partners, LLC dated July 3, 2007.  Incorporated herein by reference to PEA No.108 filed on May 28, 2010.

(15)
Investment Sub-Advisory Agreement by and among the Registrant, on behalf of the Old Mutual Barrow Hanley Core Bond Fund, Old Mutual Capital, Inc., and  Barrow, Hanley, Mewhinney & Strauss Inc. dated November 19, 2007. Incorporated herein by reference to PEA No. 100 filed on November 15, 2007.

(16)
Investment Sub-Advisory Agreement by and among the Registrant, on behalf of the Old Mutual Dwight High Yield Fund, Old Mutual Capital, Inc., and Dwight Asset Management Company dated November 19, 2007.  Incorporated herein by reference to PEA No. 100 filed on November 15, 2007.

(17)
Investment Sub-Advisory Agreement by and among the Registrant, on behalf of the Old Mutual Strategic Small Company Fund, Old Mutual Capital, Inc., and Ashfield Capital Partners, LLC dated February 27, 2009.  Incorporated herein by reference to PEA No. 106 filed on July 29, 2009.

(18)
Investment Sub-Advisory Agreement by and among the Registrant, on behalf of the Old Mutual US Government Money Market Fund and the Old Mutual US Treasury Money Market Fund, and Dwight Asset Management Company LLC, dated June 21, 2010.  Incorporated herein by reference to PEA No. 110 filed on June 21, 2010.

(e)	Distribution Agreement.

(1)	Distribution Agreement dated July 8, 2004 by and between the Registrant and Old Mutual Investment Partners. Incorporated herein by reference to PEA No. 77 filed on October 19, 2004.

(2)	First Amendment dated March 1, 2006 to the Distribution Agreement dated July 8, 2004. Incorporated herein by reference to PEA No. 106 filed on July 29, 2009.

(3)	Second Amendment dated November 1, 2006 to the Distribution Agreement dated July 8, 2004. Incorporated herein by reference to PEA No. 92 filed December 21, 2006.

(4)	Third Amendment dated June 4, 2007 to the Distribution Agreement dated July 8, 2004. Incorporated herein by reference to PEA No. 96 filed on June 1, 2007.

(5)	Fourth Amendment dated November 19, 2007 to the Distribution Agreement dated July 8, 2004. Incorporated herein by reference to PEA No. 100 filed on November 15, 2007.

(6)	Fifth Amendment dated April 25, 2008 to the Distribution Agreement dated July 8, 2004. Incorporated herein by reference to PEA No. 103 filed on July 28, 2008.

(7)	Sixth Amendment dated March 27, 2009 to the Distribution Agreement dated July 8, 2004. Incorporated herein by reference to PEA No. 106 filed on July 29, 2009.

(8)	Seventh Amendment dated August 17, 2009 to the Distribution Agreement dated July 8, 2004. Incorporated herein by reference to PEA No.108 filed on May 28, 2010.

(9)	Eighth Amendment dated December 4, 2009 to the Distribution Agreement dated July 8, 2004. Incorporated herein by reference to PEA No.108 filed on May 28, 2010.

(10)	Ninth Amendment dated June 21, 2010 to the Distribution Agreement dated July 8, 2004. Incorporated herein by reference to PEA No. 110 filed on June 21, 2010.

(f)	Not Applicable

(g)	Custodian Agreement.

(1)
Custody Agreement, entered into as of November 1, 2007 with effective dates as indicated on Schedule II thereto, by and between the Registrant and The Bank of New York.  Incorporated herein by reference to PEA No. 100 filed on November 15, 2007.

(i)	First Amendment dated March 27, 2009 to Custody Agreement by and between the Registrant and The Bank of New York. Incorporated herein by reference to PEA No. 106 filed on July 29, 2009.

(ii)	Second Amendment dated August 17, 2009 to Custody Agreement by and between the Registrant and The Bank of New York. Incorporated herein by reference to PEA No.108 filed on May 28, 2010.

(iii)	Third Amendment dated December 4, 2009 to Custody Agreement by and between the Registrant and The Bank of New York. Incorporated herein by reference to PEA No.108 filed on May 28, 2010.

(iv)	Fourth Amendment dated June 21, 2010 to Custody Agreement by and between the Registrant and The Bank of New York. Incorporated herein by reference to PEA No. 110 filed on June 21, 2010.

(2)
Foreign Custody Manager Agreement, entered into as of November 1, 2007 with an effective date of December 10, 2007, by and between the Registrant and The Bank of New York.  Incorporated herein by reference to PEA No. 100 filed on November 15, 2007.

(h)	Other Material Contracts.

(1)
Fund Sub-Administration and Accounting Agreement, entered into as of November 1, 2007 with effective dates as indicated on Exhibit A thereto, by and between Old Mutual Capital, Inc. and The Bank of New York.  Incorporated herein by reference to PEA No. 100 filed on November 15, 2007.

(i)
First Amendment dated March 27, 2009 to Fund Sub-Administration and Accounting Agreement by and between the Registrant and The Bank of New York.  Incorporated herein by reference to PEA No. 106 filed on July 29, 2009.

(ii)
Second Amendment dated August 17, 2009 to Fund Sub-Administration and Accounting Agreement by and between the Registrant and The Bank of New York.  Incorporated herein by reference to PEA No.108 filed on May 28, 2010.

(iii)
Third Amendment dated December 4, 2009 to Fund Sub-Administration and Accounting Agreement by and between the Registrant and The Bank of New York.  Incorporated herein by reference to PEA No.108 filed on May 28, 2010.

(iv)
Fourth Amendment dated January 1, 2010 to Fund Sub-Administration and Accounting Agreement by and between the Registrant and The Bank of New York.  Incorporated herein by reference to PEA No.108 filed on May 28, 2010.

(v)
Fifth Amendment dated June 21, 2010 to Fund Sub-Administration and Accounting Agreement by and between the Registrant and The Bank of New York.  Incorporated herein by reference to PEA No. 110 filed on June 21, 2010.

(2)	Amended and Restated Agency Agreement dated March 1, 2008 between the Registrant and DST Systems, Inc. Incorporated herein by reference to PEA No. 103 filed on July 28, 2008.

(i)
First Amendment dated September 17, 2008 to the Amended and Restated Agency Agreement dated March 1, 2008 between the Registrant and DST Systems, Inc.  Incorporated herein by reference to PEA No. 105 filed on December 9, 2008.

(ii)
Second Amendment dated March 1, 2009 to the Amended and Restated Agency Agreement dated March 1, 2008 between the Registrant and DST Systems, Inc.  Incorporated herein by reference to PEA No. 106 filed on July 29, 2009.

(iii)
Amended Exhibit B dated March 1, 2010 to the Amended and Restated Agency Agreement dated March 1, 2008 between the Registrant and DST Systems, Inc.  Incorporated herein by reference to PEA No.108 filed on May 28, 2010.

(iv)
Amended Exhibit A dated June 21, 2010 to the Amended and Restated Agency Agreement dated March 1, 2008 between the Registrant and DST Systems, Inc. Incorporated herein by reference to PEA No. 110 filed on June 21, 2010.

(3)	Amended and Restated Expense Limitation Agreement between Old Mutual Capital, Inc. and the Registrant. Incorporated herein by reference to PEA No. 92 filed December 21, 2006.

(i)
First Amendment dated May 9, 2007 to the Amended and Restated Expense Limitation Agreement dated December 21, 2006 between Old Mutual Capital, Inc. and the Registrant.  Incorporated herein by reference to PEA No. 96 filed on June 1, 2007.

(ii)
Second Amendment dated January 23, 2008 to the Amended and Restated Expense Limitation Agreement dated December 21, 2006 between Old Mutual Capital, Inc. and the Registrant.  Incorporated herein by reference to PEA No. 106 filed on July 29, 2009.

(iii)
Third Amendment dated December 9, 2008 to the Amended and Restated Expense Limitation Agreement dated December 21, 2006 between Old Mutual Capital, Inc. and the Registrant.  Incorporated herein by reference to PEA No. 105 filed on December 9, 2008.

(4)	Expense Limitation Agreement between the Registrant and Old Mutual Capital, Inc. dated January 23, 2008. Incorporated herein by reference to PEA No. 103 filed on July 28, 2008.

(i)
First Amendment dated May 21, 2008 to the Expense Limitation Agreement dated January 23, 2008 between the Registrant and Old Mutual Capital, Inc.  Incorporated herein by reference to PEA No. 103 filed on July 28, 2008.

(ii)
Second Amendment dated December 9, 2008 to the Expense Limitation Agreement dated January 23, 2008 between the Registrant and Old Mutual Capital, Inc.  Incorporated herein by reference to PEA No. 105 filed on December 9, 2008.

(iii)
Third Amendment dated March 6, 2009 to the Expense Limitation Agreement dated January 23, 2008 between the Registrant and Old Mutual Capital, Inc.  Incorporated herein by reference to PEA No. 106 filed on July 29, 2009.

(iv)
Fourth Amendment dated March 27, 2009 to the Expense Limitation Agreement dated January 23, 2008 between the Registrant and Old Mutual Capital, Inc.  Incorporated herein by reference to PEA No. 106 filed on July 29, 2009.

(v)
Fifth Amendment dated March 1, 2010 to the Expense Limitation Agreement dated January 23, 2008 between the Registrant and Old Mutual Capital, Inc.  Incorporated herein by reference to PEA No.108 filed on May 28, 2010.

(vi)
Fifth Amendment dated June 21, 2010 to the Expense Limitation Agreement dated January 23, 2008 between the Registrant and Old Mutual Capital, Inc.  Incorporated herein by reference to PEA No. 110 filed on June 21, 2010.

(5)
Amended and Restated Extended Expense Limitation Agreement dated January 23, 2008 between the Registrant and Old Mutual Capital, Inc.  Incorporated herein by reference to PEA No. 103 filed on July 28, 2008.

(i)
First Amendment dated December 9, 2008 to the Amended and Restated Extended Expense Limitation Agreement dated January 23, 2008 between the Registrant and Old Mutual Capital, Inc.  Incorporated herein by reference to PEA No. 105 filed on December 9, 2008.

(ii)
Second Amendment dated March 6, 2009 to the Amended and Restated Extended Expense Limitation Agreement dated January 23, 2008 between the Registrant and Old Mutual Capital, Inc.  Incorporated herein by reference to PEA No. 106 filed on July 29, 2009.

(iii)
Third Amendment dated July 29, 2009 to the Amended and Restated Extended Expense Limitation Agreement dated January 23, 2008 between the Registrant and Old Mutual Capital, Inc.  Incorporated herein by reference to PEA No. 106 filed on July 29, 2009.

(iv)
Fourth Amendment dated August 17, 2009 to the Amended and Restated Extended Expense Limitation Agreement dated January 23, 2008 between the Registrant and Old Mutual Capital, Inc.  Incorporated herein by reference to PEA No.108 filed on May 28, 2010.

(v)
Fifth Amendment dated March 1, 2010 to the Amended and Restated Extended Expense Limitation Agreement dated January 23, 2008 between the Registrant and Old Mutual Capital, Inc.  Incorporated herein by reference to PEA No.108 filed on May 28, 2010.

(vi)
Sixth Amendment dated June 21, 2010 to the Amended and Restated Extended Expense Limitation Agreement dated January 23, 2008 between the Registrant and Old Mutual Capital, Inc.  Incorporated herein by reference to PEA No. 110 filed on June 21, 2010.

(6)	Service Plan for the Registrant’s Class A and Class C Shares. Incorporated herein by reference to PEA No. 63 filed on August 1, 2003.

(i)           Consent of Counsel.  Attached herewith as an Exhibit.

(j)	Not Applicable.

(k)           Not Applicable.

(l)
Letter from Philadelphia Life Insurance Company to the Registrant with respect to the initial capitalization of the Registrant.  Incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-1A.

(m)           Plan under Rule 12b-1.

(1)	Distribution Plan under Rule 12b-1 with respect to the Class A Shares. Incorporated herein by reference to PEA No. 63 filed on August 1, 2003.

(i)	Amendment dated May 9, 2007 to Schedule A of Distribution Plan under Rule 12b-1 with respect to the Class A Shares. Incorporated herein by reference to PEA No. 94 filed on May 14, 2007.

(ii)	Amendment dated June 4, 2007 to Schedule A of Distribution Plan under Rule 12b-1 with respect to Class A shares. Incorporated herein by reference to PEA No. 96 filed on June 1, 2007.

(iii)	Amendment dated April 25, 2008 to Schedule A of Distribution Plan under Rule 12b-1 with respect to Class A shares. Incorporated herein by reference to PEA No. 103 filed on July 28, 2008.

(2)	Distribution Plan under Rule 12b-1 with respect to the Class C Shares. Incorporated herein by reference to PEA No. 63 filed on August 1, 2003.

(i)	Amendment dated May 9, 2007 to Schedule A of Distribution Plan under Rule 12b-1 with respect to the Class C Shares. Incorporated herein by reference to PEA No. 94 filed on May 14, 2007.

(ii)	Amendment dated June 4, 2007 to Schedule A of Distribution Plan under Rule 12b-1 with respect to Class C shares. Incorporated herein by reference to PEA No. 96 filed on June 1, 2007.

(iii)	Amendment dated April 25, 2008 to Schedule A of Distribution Plan under Rule 12b-1 with respect to Class C shares. Incorporated herein by reference to PEA No. 103 filed on July 28, 2008.

(3)
Service Plan under Rule 12b-1 with respect to Class A and Class C Shares of the Old Mutual TS&W Mid-Cap Value Fund and the Old Mutual Cash Reserves Fund.  Incorporated herein by reference to PEA No. 94 filed on May 14, 2007.

(n)	Rule 18f-3 Multiple Class Plan as amended May 18, 2010. Incorporated herein by reference to PEA No.108 filed on May 28, 2010.

(o)           Not Applicable

(p)           Code of Ethics.

(1)	Code of Ethics of Registrant. Incorporated herein by reference to PEA No. 106 filed on July 29, 2009.

(2)	Code of Ethics of Old Mutual Capital, Inc. and Old Mutual Investment Partners. Incorporated herein by reference to PEA No. 106 filed on July 29, 2009.

(3)	Code of Ethics of Dwight Asset Management Company. Incorporated herein by reference to PEA No. 79 filed on May 13, 2005.

(4)	Code of Ethics of Analytic Investors, LLC. Incorporated herein by reference to PEA No.108 filed on May 28, 2010.

(5)	Code of Ethics of Heitman Real Estate Securities LLC. Incorporated herein by reference to PEA No. 103 filed on July 28, 2008.

(6)	Code of Ethics of Thompson, Siegel & Walmsley LLC. Incorporated herein by reference to PEA No. 106 filed on July 29, 2009.

(7)	Code of Ethics of Copper Rock Capital Partners LLC. Incorporated herein by reference to PEA No. 103 filed on July 28, 2008.

(8)	Code of Ethics of Eagle Asset Management, Inc. Incorporated herein by reference to PEA No.108 filed on May 28, 2010.

(9)	Code of Ethics of Ashfield Capital Partners, LLC. Incorporated herein by reference to PEA No. 103 filed on July 28, 2008.

(10)	Code of Ethics of Barrow, Hanley, Mewhinney & Strauss, LLC. Incorporated herein by reference to PEA No. 103 filed on July 28, 2008.

(1 1 )	Code of Ethics of 2100 Xenon Group, LLC. Attached herewith as an Exhibit.

(q)	Other: Trustees’ Power of Attorney. Incorporated herein by reference to PEA No.108 filed on May 28, 2010.

ITEM 29.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

There are no persons that are controlled by or under common control with the Registrant.

ITEM 30.                      INDEMNIFICATION

The Amended and Restated Agreement and Declaration of Trust of the Registrant include the following:

ARTICLE VIII

LIMITATION OF LIABILITY AND INDEMNIFICATION

Section 8.1.                      Limitation of Liability.  A Trustee or officer, when acting in such capacity, shall not be personally liable to any person for any act, omission or obligation of the Trust or any Trustee or officer; provided, however, that nothing contained herein or in the Delaware Act shall protect any Trustee or officer against any liability to the Trust or to Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office with the Trust.

Section 8.2.                      Indemnification of Covered Persons.  Every Covered Person shall be indemnified by the Trust to the fullest extent permitted by the Delaware Act, the Bylaws and other applicable law.

The Amended and Restated Bylaws of the Registrant include the following:

ARTICLE VIII

INDEMNIFICATION

Section 1.                      Indemnification.  For the purpose of this Section 1, “Trust” includes any domestic or foreign predecessor entity of this Trust in a merger, consolidation, or other transaction in which the predecessor’s existence ceased upon consummation of the transaction; “proceeding” means any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative; and “expenses” includes without limitation attorney’s fees and any expenses of establishing a right to indemnification under this Section 1.

(a)           The Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of the Trust) by reason of the fact that such person is or was a Covered Person, against expenses, judgments, fines and amounts paid in settlements actually and reasonably incurred by such person in connection with such proceeding, if it is determined that person acted in good faith and reasonably believed: (a) in the case of conduct in his official capacity as a Covered Person, that his conduct was in the Trust’s best interests and (b) in all other cases, that his conduct was at least not opposed to the Trust’s best interests and (c) in the case of a criminal proceeding, that he had no reasonable cause to believe that his conduct was unlawful. The termination of any proceeding by judgment, order or settlement shall not, of itself, create a presumption that the person did not meet the requisite standard of conduct set forth in this Section 1. The termination of any proceeding by conviction, or a plea of nolo contendere or its equivalent, or an entry of an order of probation prior to judgment, creates a rebuttable presumption that the person did not meet the requisite standard of conduct set forth in this Section 1.

(b)           The Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding by or in the right of the Trust to procure a judgment in its favor by reason of the fact that person is or was a Covered Person, against expenses actually and reasonably incurred by that person in connection with the defense or settlement of such action or suit if that person acted in good faith, in a manner that person believed to be in the best interests of the Trust and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances.

(c)           Notwithstanding any provision to the contrary contained herein, there shall be no right to indemnification for any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the Covered Person’s office with the Trust.

Section 2.                      Advance Payments of Indemnifiable Expenses.  To the maximum extent permitted by law, the Trust or applicable Portfolio may advance to a Covered Person, in connection with the preparation and presentation of a defense to any claim, action, suit, or proceeding, expenses for which the Covered Person would ultimately be entitled to indemnification; provided that the Trust or applicable Portfolio has received an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or applicable Portfolio if it is ultimately determined that he is not entitled to indemnification for such expenses, and further provided that (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments, or (iii) either a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust nor parties to the matter, or independent legal counsel in a written opinion shall have determined, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe that such Covered Person will not be disqualified from indemnification for such expenses.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (“1933 Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suite or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Indemnification Agreements between the Registrant and Old Mutual Capital include the following:

Indemnification Agreement regarding the Registrant’s filings made pursuant to Rule 497 on March 31, 2006:

The Company [Old Mutual Capital, Inc.] shall indemnify, defend, and hold harmless the Trusts [Old Mutual Advisor Funds II and Old Mutual Insurance Series Fund], each of the Funds and the Trusts’ current and future trustees and those officers who are not also employees of the Company (collectively, the “Indemnitees”), against any loss, damage, fine, penalty, liability, claim, amount paid in settlement, cost or expense, including reasonable attorneys’ fees (collectively, “Losses”), that any of them may become subject to, or shall incur or suffer, to the extent such Losses arise out of, result from, or relate to any and all errors in the performance returns or the benchmark performance contained in:

a.            The Old Mutual Advisor Funds II July 22, 2005 registration statement (“Retail Registration Statement”) or in any Rule 497 filing made in respect of its Retail Registration Statement filed with the Securities and Exchange Commission (“SEC”)  or other governmental authority, including but not limited to any litigation related thereto; and

b.            The Old Mutual Insurance Series Fund’s April 4, 2006 registration statement (“Insurance Registration Statement”) or in any Rule 497 filing made in respect of its Insurance Registration Statement filed with the SEC or any other governmental authority, including but not limited to any litigation related thereto.

Indemnification Agreement regarding the Registrant’s filings made pursuant to Rule 485(b) on June 30, 2006:

The Company [Old Mutual Capital, Inc.] shall indemnify, defend, and hold harmless the Trust, each of the Funds and the Trust’s current and future trustees and those officers who are not also employees of the Company (collectively, the “Indemnitees”), against any loss, damage, fine, penalty, liability, claim, amount paid in settlement, cost or expense, including reasonable attorneys’ fees (collectively, “Losses”), that any of them may become subject to, or shall incur or suffer, to the extent such Losses arise out of, result from, or relate to any and all errors in the Securities Act Filings [defined as filings made by the Trust with the Securities and Exchange Commission on June 30, 2006 under Rule 485(b) and a subsequent Securities Act filing made by the Trust on July 6, 2006 under Rule 497] or related filings made with any other governmental authority, including but not limited to any litigation related thereto.

Indemnification Agreement regarding security breach:

The Company [Old Mutual Capital, Inc.] shall indemnify, defend, and hold harmless the Trusts [including Old Mutual Advisor Funds II], each of the Funds and the Trusts’ current and future trustees and those officers who are not also employees of the Company (collectively, the “Indemnitees”), against any loss, damage, fine, penalty, liability, claim, amount paid in settlement, cost or expense, including reasonable attorneys’ fees (collectively, “Losses”), that any of them may become subject to, or shall incur or suffer, to the extent such Losses arise out of, result from, or relate to the Security Breach [defined as the theft of laptops from the premises of the Company and as a result, personally identifiable financial information may be accessible to unauthorized persons].

ITEM 31.                      BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR:

The list required by this Item 31 of officers and directors of the investment advisor and sub-advisors, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to the respective Forms ADV filed by the investment advisor and sub-advisors under the file numbers indicated in the table below:

Adviser/Sub-Adviser	Advisors Act Registration Number
2100 Xenon Group, LLC	801-71449
Analytic Investors, LLC	801-07082
Ashfield Capital Partners, LLC	801-67426
Barrow, Hanley, Mewhinney & Strauss LLC	801-31237
Copper Rock Capital Partners LLC	801-63900
Dwight Asset Management Company LLC	801-45304
Eagle Asset Management, Inc.	801-21343
Heitman Real Estate Securities LLC	801-48252
Old Mutual Capital, Inc.	801-63140
Thompson, Siegel & Walmsley LLC	801-06273

ITEM 32.                      PRINCIPAL UNDERWRITERS

(a)	Registrant’s distributor, Old Mutual Investment Partners, acts as distributor for Old Mutual Funds I and the Registrant.

(b)	The principal business address of each person named in the table below is Old Mutual Investment Partners, 200 Clarendon Street, 53rd Floor, Boston, Massachusetts 02116.

Name	Positions and Office with Old Mutual Investment Partners	Position and Offices with Registrant
Matthew Appelstein	President and Chief Executive Officer	None
Mark Bentley	Senior Vice President	None
Matthew E. Berger	Senior Vice President, Chief Financial Officer and Treasurer	None
Brian Carroll	Senior Vice President	None
Andra C. Ozols	Senior Vice President, Chief Administrative Officer, General Counsel and Secretary	Vice President and Secretary
Brian Dillon	Senior Vice President and Chief Compliance Officer	None
Shaye L. Wade	Vice President	None
Jerome Heppelmann	Vice President	None
Sanford Brown	Vice President	None
Mike Dennehy	Vice President	None
Steve Donovan	Vice President	None
Gregg Weissman	Vice President	None
Scott Lytle	Vice President	None
Lisa Burrows	Assistant Vice President	None
Gene Kim	Assistant Vice President	None
David Perkes	Assistant Vice President	None
Walter Root	Assistant Vice President	None
John Hartley	Assistant Vice President	None

(c)           None.

ITEM 33.                      LOCATION OF ACCOUNTS AND RECORDS

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the Rules promulgated thereunder, are maintained as follows:

(a)	With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6); (8); (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant’s Custodian:

U.S. Bank, National Association (successor to Wachovia Bank, NA) 2 Liberty Place, 20th Floor Philadelphia, PA 19109
The Bank of New York Mellon One Wall Street New York, New York 10286
(b)
With respect to Rules 31a-1(a); 31a-1(b)(1),(4); (2)(C) and (D); (4); (5); (6); (8); (9); (10); (11) and 31a-1(f), the required books and records are currently maintained at the offices of Registrant’s Sub-Administrator:

The Bank of New York Mellon One Wall Street New York, New York 10286
(c)	With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant’s Advisor or Sub-Advisors:

Old Mutual Capital, Inc. 4643 S. Ulster Street, Suite 600 Denver, CO 80237
2100 Xenon Group, LLC 430 West Erie Street, Suite 300 Chicago, Illinois, 60654
Analytic Investors, LLC 555 West 5th Street, 50th Floor Los Angeles, CA 90013
Ashfield Capital Partners, LLC 750 Battery Drive, Suite 600 San Francisco, CA 94111
Barrow, Hanley, Mewhinney & Strauss, LLC 2200 Ross Avenue, 31st Floor Dallas, TX 75201
Copper Rock Capital Partners LLC 200 Clarendon Street, 53rd Floor Boston, MA 02116
Dwight Asset Management Company, LLC 100 Bank Street Burlington, VT 05401
Eagle Asset Management, Inc. 880 Carillon Parkway St. Petersburg, FL 33716
Heitman Real Estate Securities LLC 191 North Wacker Drive, Suite 2500 Chicago, IL 60606
Thompson, Siegel & Walmsley, LLC. 6806 Paragon Place, Suite 300 Richmond, VA 23230
ITEM 34.                      MANAGEMENT SERVICES

None

ITEM 35.                      UNDERTAKINGS

[Subsidiary Undertakings]

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, the Fund has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Denver and State of Colorado on this 24th day of February, 2011.

OLD MUTUAL FUNDS II
Registrant

By:	/s/ Julian F. Sluyters
Julian F. Sluyters
President

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature		Title	Date
/s/ John R. Bartholdson	*	Trustee	February 24, 2011
John R. Bartholdson

/s/ Robert M. Hamje	*	Trustee	February 24, 2011
Robert M. Hamje

/s/ Jarrett B. Kling	*	Trustee	February 24, 2011
Jarrett B. Kling

/s/ L. Kent Moore	*	Trustee	February 24, 2011
L. Kent Moore

/s/ Julian F. Sluyters		President and Principal	February 24, 2011
Julian F. Sluyters		Executive Officer

/s/ Robert T. Kelly		Treasurer and Principal	February 24, 2011
Robert T. Kelly		Financial Officer

*By	/s/ Andra C. Ozols
Andra C. Ozols
Attorney-in-Fact, pursuant to a power of attorney

OLD MUTUAL FUNDS II

INDEX TO EXHIBITS

Item 28.

Exhibits:
EX-99.i	Consent of Counsel
EX-99.p.11	Code of Ethics of 2100 Xenon Group, LLC